UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.1% of Net Assets
Non-Convertible Bonds – 77.7%
	ABS Car Loan – 0.1%
$2,958,500	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$2,968,398
12,473,785	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	9,026,974

		11,995,372

	ABS Other – 0.5%
30,653,495	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(l)	30,483,674
18,767,084	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	18,767,084
6,822,024	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	6,617,363
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	17,921,750
15,761,620	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	15,866,791

		89,656,662

	Aerospace & Defense – 1.1%
36,735,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	25,751,235
100,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	69,000
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	731,156
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	9,154,880
275,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019	296,312
24,903,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	23,035,275
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	26,754,000
770,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	808,500
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,966,450
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	38,944,215
27,916,000	TransDigm, Inc., 6.500%, 7/15/2024	27,762,462
25,085,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	24,301,094
1,550,000	TransDigm, Inc., 7.500%, 7/15/2021	1,604,250

		184,178,829

	Airlines – 2.7%
24,305,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	18,509,354

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$3,698,546	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	$3,726,285
220,000	Allegiant Travel Co., 5.500%, 7/15/2019	222,750
206,319,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	203,740,013
20,079,683	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	20,344,936
14,086,070	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	14,381,033
4,033,900	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	4,105,744
32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	33,114,300
234,085	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	238,767
47,502	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	49,012
1,872,375	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	1,956,632
686,928	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	692,492
543,423	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	576,028
1,427,701	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,484,809
17,369,414	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	17,916,551
4,416,247	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	4,637,059
1,308,071	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,362,748
445,424	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	472,211
6,709,483	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,860,446
12,730,767	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	13,416,447
14,414,288	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	16,576,431
315,087	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	352,110
9,071,788	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	9,797,531
6,177,161	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	6,408,804
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	56,362,240
6,614,725	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	6,713,946
10,447,671	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	10,526,029

		454,544,708

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 0.4%
$3,172,000	Cummins, Inc., 6.750%, 2/15/2027	$3,832,328
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,890,280
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,725,610
6,974,000	Ford Motor Co., 7.400%, 11/01/2046	8,524,153
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,876,324
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	38,407,257
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,542,055
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	8,645,700

		72,443,707

	Banking – 8.7%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, (EUR)(e)	6,530,280
61,991,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	75,162,414
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	46,924,185
100,035,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	24,813,737
59,285,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	58,355,708
35,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(e)	35,612
54,910,000	Bank of Nova Scotia, 2.130%, 6/15/2020, (CAD)	39,921,161
16,525,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	12,222,194
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(e)	42,108,165
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(e)	33,677,214
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(e)	52,467,516
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	25,363,500
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,861,617
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	36,839,197
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	28,297,497
16,780,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	17,709,344
4,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	4,094,446
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	20,898,268

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	$4,465,577
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,616,454
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	26,017,887
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	47,992,566
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	18,798,491
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.425%, 9/14/2018, (EUR)(f)	1,708,367
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034(l)	3,935,855
82,175,000	Morgan Stanley, 2.125%, 4/25/2018	82,284,704
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	42,862,717
6,600,000	Morgan Stanley, 3.750%, 2/25/2023	6,760,156
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	47,359,313
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	40,209,870
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	57,197,988
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	109,900,646
150,195,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	116,191,433
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,162,600
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	86,251,307
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	141,165,488
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,561,370
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	51,233,302
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,778,247
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,304,991
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	9,729,720
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,142,236

		1,466,913,340

	Brokerage – 1.1%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,036,640
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	26,395,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	$20,579,924
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	50,866,198
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	27,223,296
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	23,703,166
21,387,000	Jefferies Group LLC, 6.875%, 4/15/2021	23,925,209

		177,730,033

	Building Materials – 0.9%
15,670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	11,595,800
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,418,404
19,873,000	Masco Corp., 6.125%, 10/03/2016	20,468,792
15,272,000	Masco Corp., 6.500%, 8/15/2032	15,424,720
19,142,000	Masco Corp., 7.125%, 3/15/2020	22,109,010
9,733,000	Masco Corp., 7.750%, 8/01/2029	10,803,630
9,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	1,345,024
214,000	Owens Corning, 6.500%, 12/01/2016	220,190
51,420,000	Owens Corning, 7.000%, 12/01/2036	56,370,101
2,395,000	Titan Global Finance PLC, EMTN, 4.250%, 7/10/2019, (EUR)	2,549,149

		144,304,820

	Cable Satellite – 0.4%
1,090,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	1,090,000
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,243,750
4,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	4,443,937
5,585,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	5,557,075
965,000	DISH DBS Corp., 5.000%, 3/15/2023	837,138
1,105,000	DISH DBS Corp., 5.875%, 11/15/2024	983,450
500,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	233,750
275,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	124,438
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	30,103,311

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$6,190,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	$4,857,801
535,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	507,001
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	11,404,387
9,660,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	9,635,850

		71,021,888

	Chemicals – 2.0%
255,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	268,866
123,840,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	86,688,000
23,615,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	16,117,237
56,305,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	53,824,765
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	17,000,000
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	19,679,205
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	8,982,562
4,955,000	Hexion, Inc., 8.875%, 2/01/2018	3,493,275
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	4,037,750
3,390,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	1,296,675
405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	392,850
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	115,948,950
6,795,000	Methanex Corp., 5.250%, 3/01/2022	6,690,500
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	1,498,250

		335,918,885

	Construction Machinery – 0.2%
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	1,404,158
27,030,000	Toro Co., 6.625%, 5/01/2037(l)	30,251,489
1,095,000	United Rentals North America, Inc., 6.125%, 6/15/2023	1,119,638
5,825,000	United Rentals North America, Inc., 7.625%, 4/15/2022	6,225,177

		39,000,462

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 0.1%
$1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	$995,000
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	8,874,405

		9,869,405

	Consumer Products – 0.1%
15,036,000	Avon Products, Inc., 8.700%, 3/15/2043	10,825,920

	Diversified Manufacturing – 0.0%
225,000	Amsted Industries, Inc., 5.000%, 3/15/2022, 144A	225,000

	Electric – 2.1%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	2,690,625
8,395,000	AES Corp. (The), 5.500%, 3/15/2024	7,492,538
3,575,000	AES Corp. (The), 5.500%, 4/15/2025	3,114,719
57,488,006	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	61,583,911
72,081,497	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	72,406,585
2,126,139	CE Generation LLC, 7.416%, 12/15/2018	2,011,859
46,952,000	DPL, Inc., 6.750%, 10/01/2019	46,952,000
12,250,000	Dynegy, Inc., 7.375%, 11/01/2022	10,657,500
69,835,000	Dynegy, Inc., 7.625%, 11/01/2024	59,694,958
61,165,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	61,305,679
11,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	11,533,805
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,838,470
718,333	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	747,066
81,911	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	79,800

		351,109,515

	Finance Companies – 5.1%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,162,250
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,663,125
4,111,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,604,320
64,245,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	44,331,003

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
89,985,000		General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	$62,910,445
45,800,000		General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	31,925,882
11,695,000		General Electric Capital Corp., Series A, MTN, 0.621%, 5/13/2024(f)	10,807,934
6,070,000		iStar, Inc., 3.875%, 7/01/2016	6,054,825
19,330,000		iStar, Inc., 4.875%, 7/01/2018	18,943,400
20,395,000		iStar, Inc., 5.000%, 7/01/2019	19,808,644
34,525,000		iStar, Inc., 5.850%, 3/15/2017	35,129,188
26,400,000		iStar, Inc., 7.125%, 2/15/2018	27,324,000
1,890,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,719,900
30,220,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	30,106,675
2,830,000		Navient Corp., 5.875%, 10/25/2024	2,264,000
68,000,000		Navient Corp., MTN, 6.125%, 3/25/2024	55,420,000
34,415,000		Navient LLC, 4.875%, 6/17/2019	31,661,800
27,420,000		Navient LLC, 5.500%, 1/25/2023	21,936,000
150,996	(††)	Navient LLC, 6.000%, 12/15/2043	2,478,851
7,865,000		Navient LLC, MTN, 4.625%, 9/25/2017	7,747,025
11,663,000		Navient LLC, MTN, 5.500%, 1/15/2019	10,904,905
8,000,000		Navient LLC, MTN, 7.250%, 1/25/2022	7,480,000
3,355,000		Navient LLC, MTN, 8.000%, 3/25/2020	3,314,740
23,623,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	22,500,908
51,024,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(l)	34,186,080
21,178,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	22,289,845
400,000		Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	400,000
74,340,000		Springleaf Finance Corp., 5.250%, 12/15/2019	70,623,000
190,536,000		Springleaf Finance Corp., 7.750%, 10/01/2021	187,677,960
77,845,000		Springleaf Finance Corp., 8.250%, 10/01/2023	78,623,450
4,690,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,748,625

			864,748,780

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.0%
$3,420,000	Constellation Brands, Inc., 4.750%, 11/15/2024	$3,488,400
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,117,169

		4,605,569

	Government Owned - No Guarantee – 0.3%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	24,949,638
19,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	12,939,300
18,350,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	11,147,625

		49,036,563

	Healthcare – 3.5%
3,240,000	BioScrip, Inc., 8.875%, 2/15/2021	2,575,800
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	17,111,434
5,250,000	HCA Holdings, Inc., 6.250%, 2/15/2021	5,551,875
74,662,000	HCA, Inc., 5.250%, 4/15/2025	75,221,965
12,950,000	HCA, Inc., 5.875%, 3/15/2022	13,662,250
146,915,000	HCA, Inc., 5.875%, 5/01/2023	150,587,875
27,204,000	HCA, Inc., 7.050%, 12/01/2027	27,408,030
27,148,000	HCA, Inc., 7.500%, 12/15/2023	29,048,360
27,545,000	HCA, Inc., 7.500%, 11/06/2033	29,335,425
71,181,000	HCA, Inc., 7.690%, 6/15/2025	76,697,527
45,324,000	HCA, Inc., 8.360%, 4/15/2024	51,216,120
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	23,623,110
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,192,760
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	313,225
915,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	841,800
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,379,950
2,250,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,193,750
13,068,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	12,055,230
37,850,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	35,105,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$27,700,380
355,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	361,213
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	696,900

		595,880,854

	Home Construction – 0.9%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	6,498,800
160,000	DR Horton, Inc., 4.375%, 9/15/2022	159,000
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	11,208,430
45,718,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	28,345,160
2,835,000	KB Home, 8.000%, 3/15/2020	3,072,431
65,355,000	PulteGroup, Inc., 6.000%, 2/15/2035	64,047,900
18,575,000	PulteGroup, Inc., 6.375%, 5/15/2033	18,853,625
13,360,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	13,059,400
245,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	238,263

		145,483,009

	Independent Energy – 1.0%
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	5,003,400
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	4,359,690
15,760,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	10,992,600
345,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	179,400
140,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	84,700
6,516,000	California Resources Corp., 5.000%, 1/15/2020	2,321,325
107,676,000	California Resources Corp., 5.500%, 9/15/2021	33,917,940
16,169,000	California Resources Corp., 6.000%, 11/15/2024	4,931,545
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	509,323
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	4,350
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	552,900
9,363,000	Continental Resources, Inc., 3.800%, 6/01/2024	6,595,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$705,000	Continental Resources, Inc., 4.500%, 4/15/2023	$506,514
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,917,330
710,000	Halcon Resources Corp., 8.875%, 5/15/2021	181,050
7,470,000	Halcon Resources Corp., 9.250%, 2/15/2022	2,184,975
3,375,000	Halcon Resources Corp., 9.750%, 7/15/2020	978,750
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	99,325
95,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	66,500
235,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	166,850
715,000	Noble Energy, Inc., 5.625%, 5/01/2021	699,404
175,000	Noble Energy, Inc., 5.875%, 6/01/2022	166,477
100,000	Noble Energy, Inc., 5.875%, 6/01/2024	95,688
4,855,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,010,100
3,860,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	2,769,550
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	273,700
6,235,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,426,850
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	8,056,500
12,745,000	Rex Energy Corp., 6.250%, 8/01/2022	2,549,000
2,700,000	Rex Energy Corp., 8.875%, 12/01/2020	425,250
9,500,000	Rice Energy, Inc., 6.250%, 5/01/2022	6,840,000
13,579,000	RSP Permian, Inc., 6.625%, 10/01/2022	12,492,680
23,125,000	Sanchez Energy Corp., 6.125%, 1/15/2023	12,487,500
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	7,576,200
90,000	SM Energy Co., 5.000%, 1/15/2024	58,500
20,982,000	SM Energy Co., 6.125%, 11/15/2022	15,421,770
3,205,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	769,200
58,750,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	13,365,625

		167,038,011

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Industrial Other – 0.2%
$10,205,000	AECOM, 5.750%, 10/15/2022	$10,511,150
10,640,000	AECOM, 5.875%, 10/15/2024	10,852,800
8,380,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	8,673,300
160,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	154,400

		30,191,650

	Integrated Energy – 0.0%
2,155,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A	431,000
1,250,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A	250,000

		681,000

	Leisure – 0.0%
1,270,000	Six Flags Entertainment Corp., 5.250%, 1/15/2021, 144A	1,285,875
210,000	WMG Acquisition Corp., 6.000%, 1/15/2021	211,050

		1,496,925

	Life Insurance – 1.9%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,708,587
97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	105,274,750
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	1,867,465
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,983,885
5,760,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	3,888,000
31,605,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	21,017,325
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,801,400
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,936,594
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	72,495,108
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	57,726,813
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	14,736,310
4,200,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,949,192

		324,385,429

	Local Authorities – 1.3%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	29,144,744

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	$77,807,979
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	112,176,673
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,002,536
2,754,817	Province of Alberta, 5.930%, 9/16/2016, (CAD)	2,037,035
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,109,225

		223,278,192

	Media Entertainment – 0.9%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	7,949,499
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	1,112,513
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	45,988,500
9,335,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	9,545,038
23,335,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	23,685,025
34,725,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	30,992,062
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,339,250
26,090,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	24,687,662
8,890,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	9,192,260

		156,491,809

	Metals & Mining – 1.5%
8,456,540	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(d)(g)	253,696
155,000	AK Steel Corp., 7.625%, 5/15/2020	60,419
3,000,000	AK Steel Corp., 7.625%, 10/01/2021	1,200,000
13,492,000	Alcoa, Inc., 5.870%, 2/23/2022	13,154,700
11,795,000	Alcoa, Inc., 5.900%, 2/01/2027	10,821,912
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	1,650,250
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	6,165,500
35,180,000	ArcelorMittal, 7.750%, 3/01/2041	23,790,475
3,635,000	ArcelorMittal, 8.000%, 10/15/2039	2,480,888
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	3,021,011

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	$17,166,695
11,380,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	2,162,200
5,260,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	946,800
56,877,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	10,237,860
34,330,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(k)(l)	2,059,800
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	62,750
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	10,406,250
975,000	Hecla Mining Co., 6.875%, 5/01/2021	711,750
19,310,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	18,103,125
66,920,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	61,566,400
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	5,070,000
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	8,387,692
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	6,552,544
8,015,000	United States Steel Corp., 6.875%, 4/01/2021	3,767,050
23,520,000	United States Steel Corp., 7.000%, 2/01/2018	16,228,800
38,460,000	United States Steel Corp., 7.500%, 3/15/2022	18,845,400
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,702,130

		256,576,097

	Midstream – 0.9%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	520,950
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	6,099,727
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	8,450,565
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	192,112
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,476,827
33,023,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	30,711,390
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	161,950
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	26,734,275
7,325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	6,337,151

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$1,455,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	$1,288,951
21,210,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	19,619,250
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,354,348
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	14,234,615

		152,182,111

	Mortgage Related – 0.0%
58,898	FHLMC, 5.000%, 12/01/2031	64,918

	Natural Gas – 0.2%
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,727,318
21,041,000	NiSource Finance Corp., 6.400%, 3/15/2018	22,925,747
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,385,474

		29,038,539

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
12,805,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	9,405,479
11,160,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(f)	10,985,595
18,785,126	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	13,662,626
38,536,324	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(l)	38,050,766

		72,104,466

	Oil Field Services – 0.5%
485,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	160,050
14,585,000	FTS International, Inc., 6.250%, 5/01/2022	4,083,800
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	4,161,113
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	11,891,460
29,512,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(l)	4,131,680
47,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(l)	6,590,080
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	6,800
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	7,700
20,000	Precision Drilling Corp., 6.625%, 11/15/2020	15,600
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	22,659,717

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$10,432,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A(b)(c)	$2,920,960
1,180,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019(b)(c)	330,400
51,710,000	Transocean, Inc., 4.300%, 10/15/2022	27,406,300
1,900,000	Transocean, Inc., 6.500%, 11/15/2020	1,311,000
1,670,000	Transocean, Inc., 6.800%, 3/15/2038	899,713
6,530,000	Transocean, Inc., 7.125%, 12/15/2021	4,220,012

		90,796,385

	Packaging – 0.2%
1,180,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	1,141,650
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	9,962,837
12,880,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	13,137,600
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,449,250

		25,691,337

	Paper – 1.3%
27,323,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	34,414,138
71,008,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	92,032,901
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	17,633,151
9,625,000	International Paper Co., 8.700%, 6/15/2038	12,380,358
8,214,000	MeadWestvaco Corp., 7.950%, 2/15/2031	10,135,049
29,028,000	MeadWestvaco Corp., 8.200%, 1/15/2030	37,614,947
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,864,532
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	16,701,412

		225,776,488

	Property & Casualty Insurance – 0.4%
18,830,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	21,336,480
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	1,860,000
7,242,000	Loews Corp., 2.625%, 5/15/2023	6,900,532
13,985,000	MBIA Insurance Corp., 11.581%, 1/15/2033, 144A(d)(f)	2,622,188

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$80,000	MBIA Insurance Corp., 11.581%, 1/15/2033(d)(f)	$15,000
5,625,000	Old Republic International Corp., 4.875%, 10/01/2024	5,764,303
12,080,000	Sirius International Group, 6.375%, 3/20/2017, 144A	12,339,877
1,140,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	1,151,400
6,575,000	XLIT Ltd., 6.250%, 5/15/2027	7,563,578
1,505,000	XLIT Ltd., 6.375%, 11/15/2024	1,754,374

		61,307,732

	Railroads – 0.8%
128,700,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(f)(l)	127,102,046
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(l)	7,162,985
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(l)	62,580

		134,327,611

	Real Estate Operations/Development – 0.1%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,134,943

	Restaurants – 0.0%
1,325,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	2,065,631

	Retailers – 0.9%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,183,854
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,302,521
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,616,806
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	15,714,117
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,559,875
9,870,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	9,055,725
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	22,736,550
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,267,175
33,975,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	30,747,375
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	16,252,258
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,488,443

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$815,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	$114,100
26,415,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	12,547,125

		143,585,924

	Sovereigns – 0.6%
106,865,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	108,660,332

	Supermarkets – 1.5%
56,737,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/2022, 144A	60,247,318
107,435,000	New Albertson’s, Inc., 7.450%, 8/01/2029	95,079,975
27,027,000	New Albertson’s, Inc., 7.750%, 6/15/2026	24,864,840
23,152,000	New Albertson’s, Inc., 8.000%, 5/01/2031	21,068,320
6,955,000	New Albertson’s, Inc., 8.700%, 5/01/2030	6,572,475
21,208,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	17,072,440
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,244,425
35,540,000	SUPERVALU, Inc., 7.750%, 11/15/2022	32,252,550

		260,402,343

	Supranational – 1.2%
11,505,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	2,886,537
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	24,769,541
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	15,272,848
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	133,839,576
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	32,978,452

		209,746,954

	Technology – 1.9%
275,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	178,750
133,665,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	135,335,812
5,326,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	5,352,630
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	56,305,805
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,863,481
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,517,785

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$15,578,000	Equifax, Inc., 7.000%, 7/01/2037	$17,543,959
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	74,359,811
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	12,637,099
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,485,504
3,036,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	3,730,027
40,000	Xerox Corp., 6.350%, 5/15/2018	42,764
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	622,948

		319,976,375

	Transportation Services – 0.2%
20,994,000	APL Ltd., 8.000%, 1/15/2024(l)	15,535,560
6,427,401	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	6,539,880
2,507,787	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(h)	2,564,212
1,959,577	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(c)	1,959,577
9,108,340	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(c)(h)	9,381,591
3,242,878	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(c)	3,291,521
14,132	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(c)(h)	14,698

		39,287,039

	Treasuries – 23.8%
597,515,000	Canadian Government, 0.250%, 5/01/2017, (CAD)	430,576,123
545,500,000	Canadian Government, 0.750%, 9/01/2020, (CAD)	394,587,664
913,810,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	662,371,913
50,000,000	Canadian Government, 1.250%, 2/01/2016, (CAD)	36,153,429
254,495,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	187,550,511
157,595,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	115,580,676
6,575,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	6,718,586
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(i)	766,278
2,040,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(i)	1,261,677
1,290,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(i)	789,961

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
310,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(i)	$188,660
3,710,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(i)	2,247,631
4,825,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(i)	2,986,684
465,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(i)	287,568
6,200,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(i)	3,838,687
8,357,200	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	49,185,743
8,554,600	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	51,350,135
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	29,144,022
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	63,994,777
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	256,834,764
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	22,308,694
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	253,587,357
113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	830,847
137,580,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	100,393,187
128,565,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	100,819,627
83,000,000		New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	56,970,121
764,599,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	98,664,121
1,317,525,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	156,093,888
1,096,778,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	139,469,287
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	54,359,179
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	21,652,727
10,025,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	2,533,839
8,742,110,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	46,991,191
2,331,740,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	13,476,454
5,523,835,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	32,111,003
48,410,000		U.S. Treasury Note, 0.375%, 3/31/2016	48,411,888
125,000,000		U.S. Treasury Note, 0.375%, 4/30/2016	124,985,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$299,660,000	U.S. Treasury Note, 0.500%, 6/30/2016	$299,589,880
150,000,000	U.S. Treasury Note, 0.500%, 3/31/2017	149,314,500

		4,018,978,654

	Wireless – 0.6%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	15,484,174
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	7,940,640
44,104,000	Sprint Capital Corp., 6.875%, 11/15/2028	30,762,540
8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,300,000
27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	19,516,515
10,853,000	Sprint Corp., 7.125%, 6/15/2024	7,827,726
11,346,000	Sprint Corp., 7.250%, 9/15/2021	8,562,826

		96,394,421

	Wirelines – 5.2%
75,360,000	AT&T, Inc., 2.625%, 12/01/2022	71,448,213
59,951,000	AT&T, Inc., 3.000%, 2/15/2022	58,768,646
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,084,212
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	3,484,761
10,946,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	9,232,548
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	104,739,375
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	8,198,725
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	5,550,075
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,303,200
11,991,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	10,072,440
27,505,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	32,117,937
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,997,050
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	11,332,425
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	18,428,887
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	20,021,244

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$60,000	Frontier Communications Corp., 7.000%, 11/01/2025	$46,800
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,308,700
1,240,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,041,600
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,379,807
39,795,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	40,690,387
1,235,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,253,525
305,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A	138,775
24,165,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	11,948,896
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	25,839,704
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	50,217,960
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,441,000
41,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	35,247,525
32,321,000	Qwest Corp., 6.875%, 9/15/2033	31,015,102
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,472,695
785,000	Qwest Corp., 7.250%, 10/15/2035	771,263
63,364,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	58,453,290
32,356,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	30,899,980
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,815,846
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	2,019,932
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,346,989
3,550,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	4,266,205
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,636,012
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	29,742,827
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	34,117,539
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	21,610,728
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	69,944,689
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,587,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	$3,297,881

		875,332,620

	Total Non-Convertible Bonds (Identified Cost $14,770,877,028)	13,113,487,257

Convertible Bonds – 6.4%
	Building Materials – 0.7%
1,015,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	907,791
415,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	460,650
14,067,000	KB Home, 1.375%, 2/01/2019	12,581,173
47,850,000	Lennar Corp., 3.250%, 11/15/2021, 144A	99,737,344

		113,686,958

	Chemicals – 0.0%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	6,753,634

	Consumer Cyclical Services – 0.1%
13,720,000	Jarden Corp., 1.125%, 3/15/2034	16,832,725

	Consumer Products – 0.0%
675,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	332,438

	Diversified Manufacturing – 0.2%
25,202,000	Trinity Industries, Inc., 3.875%, 6/01/2036	30,163,644

	Finance Companies – 0.1%
14,405,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	17,006,903

	Healthcare – 0.2%
27,720,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	37,040,850

	Leisure – 0.2%
35,626,000	Rovi Corp., 0.500%, 3/01/2020, 144A	31,128,217

	Midstream – 0.3%
33,110,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	11,050,462
86,709,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	40,753,230

		51,803,692

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 0.0%
$2,107,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	$2,704,861
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,913,876

		6,618,737

	Property & Casualty Insurance – 0.6%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	92,328,619

	Technology – 4.0%
9,685,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	9,297,600
74,084,000	Ciena Corp., 0.875%, 6/15/2017	72,648,623
14,865,000	Ciena Corp., 3.750%, 10/15/2018, 144A	18,432,600
4,989,000	Intel Corp., 2.950%, 12/15/2035	6,382,802
316,175,000	Intel Corp., 3.250%, 8/01/2039	525,838,547
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	2,298,159
7,147,104	Liberty Media LLC, 3.500%, 1/15/2031	6,329,275
9,560,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	9,195,525
1,231,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,321,017
13,345,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	13,461,769
15,405,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	14,432,559

		679,638,476

	Total Convertible Bonds (Identified Cost $830,278,850)	1,083,334,893

Municipals – 2.0%
	District of Columbia – 0.1%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	7,078,810

	Illinois – 0.6%
69,245,000	State of Illinois, 5.100%, 6/01/2033	65,481,534
38,330,000	State of Illinois, Series B, 5.520%, 4/01/2038	34,236,740

		99,718,274

	Michigan – 0.1%
19,820,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	17,099,705

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Municipals – continued
	Ohio – 0.0%
$8,200,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	$7,070,204

	Virginia – 0.8%
171,050,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	131,850,471

	Puerto Rico – 0.4%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	61,777,250

	Total Municipals (Identified Cost $367,083,119)	324,594,714

	Total Bonds and Notes (Identified Cost $15,968,238,997)	14,521,416,864

Senior Loans – 2.3%
	Automotive – 0.1%
9,423,450	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(f)	8,481,105
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(f)(l)	6,621,869

		15,102,974

	Chemicals – 0.4%
7,134,506	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(f)	6,969,556
7,953,832	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(f)	7,483,204
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(f)	47,571,768

		62,024,528

	Consumer Cyclical Services – 0.6%
53,959,375	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(f)	47,484,250
55,750,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(f)(l)	47,945,000

		95,429,250

	Diversified Manufacturing – 0.0%
12,741,734	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(f)	4,698,514

	Finance Companies – 0.5%
89,627,382	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(f)	89,179,245

	Financial Other – 0.1%
18,857,500	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(f)	18,716,069

	Industrial Other – 0.0%
2,873,293	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(f)	2,461,464

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Media Entertainment – 0.0%
$12,016,203	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	$5,452,352

	Natural Gas – 0.1%
13,463,559	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(f)(l)	7,360,124

	Oil Field Services – 0.1%
3,109,527	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(f)	861,339
8,124,988	Paragon Offshore Finance Co., Term Loan B, 3.750%, 7/18/2021(f)(l)	2,055,622
3,831,120	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(f)	2,654,966
3,558,623	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(f)	2,295,312

		7,867,239

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	4,287,437

	Property & Casualty Insurance – 0.0%
2,550,800	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(f)(l)	2,397,752

	Retailers – 0.0%
4,716,349	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(f)	4,118,929

	Supermarkets – 0.1%
15,513,291	Albertson’s LLC, Term Loan B4, 5.500%, 8/25/2021(f)	15,364,053

	Technology – 0.1%
5,596,800	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(f)	5,358,936
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(f)(l)	5,039,983

		10,398,919

	Transportation Services – 0.0%
5,659,448	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(f)	5,418,921

	Wireless – 0.0%
4,615,385	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(f)	3,911,539

	Wirelines – 0.2%
6,400,270	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(f)	6,338,572
19,347,093	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(f)(l)	18,718,313

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – continued
$2,548,975	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(f)	$2,454,994

		27,511,879

	Total Senior Loans (Identified Cost $426,457,666)	381,701,188

Shares
Common Stocks – 7.9%
	Airlines – 0.1%
213,831	United Continental Holdings, Inc.(d)	12,252,516

	Automobiles – 1.8%
21,480,222	Ford Motor Co.	302,656,328

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(d)	11,244,749

	Diversified Telecommunication Services – 0.3%
403,884	Hawaiian Telcom Holdco, Inc.(d)	10,040,556
421,481	Level 3 Communications, Inc.(d)	22,911,707
2,657,843	Telefonica S.A., Sponsored ADR	29,395,744

		62,348,007

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	11,525,357

	Energy Equipment & Services – 0.0%
486,727	Hercules Offshore, Inc.(d)	1,056,198

	Multi-Utilities – 0.0%
63,091	CMS Energy Corp.	2,276,323

	Oil, Gas & Consumable Fuels – 0.3%
1,033,462	Chesapeake Energy Corp.	4,650,579
868,395	Repsol YPF S.A., Sponsored ADR	9,665,236
758,315	Royal Dutch Shell PLC, Sponsored ADR	34,723,244

		49,039,059

	Pharmaceuticals – 1.4%
3,414,069	Bristol-Myers Squibb Co.	234,853,807

	REITs - Diversified – 0.0%
226,669	NexPoint Residential Trust, Inc.	2,967,097

	Semiconductors & Semiconductor Equipment – 3.7%
18,520,348	Intel Corp.	638,025,989

	Trading Companies & Distributors – 0.1%
208,780	United Rentals, Inc.(d)	15,144,901

	Total Common Stocks (Identified Cost $881,628,220)	1,343,390,331

Shares	Description	Value (†)
Preferred Stocks – 1.5%
Convertible Preferred Stocks – 1.3%
	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	$28,231,511
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	14,492,763

		42,724,274

	Communications – 0.0%
14,923	Cincinnati Bell, Inc., 6.750%	715,707

	Electric – 0.1%
430,351	AES Trust III, 6.750%	21,551,978

	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	13,191,255

	Metals & Mining – 0.4%
1,182,307	Alcoa, Inc., Series 1, 5.375%	39,382,646
4,192,636	ArcelorMittal, 6.000%	27,294,061
358,356	Cliffs Natural Resources, Inc., 7.000%	519,616

		67,196,323

	Midstream – 0.1%
257,387	Chesapeake Energy Corp., 4.500%	4,427,056
476,844	Chesapeake Energy Corp., 5.000%	7,763,020
39,322	Chesapeake Energy Corp., 5.750%, 144A	8,036,434
19,498	Chesapeake Energy Corp., Series A, 5.750%, 144A	3,887,414

		24,113,924

	REITs - Diversified – 0.2%
37,815	Crown Castle International Corp., Series A, 4.500%	4,038,264
561,271	Weyerhaeuser Co., Series A, 6.375%	28,220,706

		32,258,970

	REITs - Health Care – 0.1%
172,150	Welltower, Inc., 6.500%	10,485,656

	REITs - Hotels – 0.0%
231,450	FelCor Lodging Trust, Inc., Series A, 1.950%	5,820,968

	REITs - Mortgage – 0.0%
58,431	iStar, Inc., Series J, 4.500%	2,904,021

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Total Convertible Preferred Stocks (Identified Cost $390,339,619)	220,963,076

Non-Convertible Preferred Stocks – 0.2%
	Banking – 0.0%
81,759	Countrywide Capital IV, 6.750%	$2,068,503

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	118,280
100	Entergy Arkansas, Inc., 4.320%	9,150
5,000	Entergy Mississippi, Inc., 4.360%	469,219
665	Entergy New Orleans, Inc., 4.360%	62,406
200	Entergy New Orleans, Inc., 4.750%	19,181
50,100	Southern California Edison Co., 4.780%	1,232,460

		1,910,696

	Finance Companies – 0.1%
67,611	iStar, Inc., Series E, 7.875%	1,552,349
64,123	iStar, Inc., Series F, 7.800%	1,481,241
16,004	iStar, Inc., Series G, 7.650%	366,492
149,767	SLM Corp., Series A, 6.970%	6,447,469

		9,847,551

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(d)	236,844

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,692,502

	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	10,753,070

	Total Non-Convertible Preferred Stocks (Identified Cost $22,707,340)	27,509,166

	Total Preferred Stocks (Identified Cost $413,046,959)	248,472,242

Closed-End Investment Companies – 0.0%
170,002	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	3,474,841

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 0.1%
$1,121,190	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2015 at 0.000% to be repurchased at $1,121,190 on 1/04/2016 collateralized by $1,130,500 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,143,691 including accrued interest(j)	$1,121,190
11,514,158	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $11,514,197 on 1/04/2016 collateralized by $2,845,000 U.S. Treasury Note, 1.750% due 2/28/2022 valued at $2,820,106; $7,015,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $6,927,313; $2,005,000 U.S. Treasury Note, 1.750% due 12/31/2020 valued at $2,002,494 including accrued interest(j)	11,514,158

	Total Short-Term Investments (Identified Cost $12,635,348)	12,635,348

	Total Investments – 97.9% (Identified Cost $17,711,815,127)(a)	16,511,090,814
	Other assets less liabilities – 2.1%	361,324,650

	Net Assets – 100.0%	$16,872,415,464

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$389,691,258	2.3%	$99,297,161	0.6%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2015, the net unrealized depreciation on investments based on a cost of $17,757,811,479 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,368,796,884
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,615,517,549)

Net unrealized depreciation	$(1,246,720,665)

(b)	Illiquid security. At December 31, 2015, the value of these securities amounted to $59,831,565 or 0.4% of net assets.
(c)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of these securities amounted to $99,297,161 or 0.6% of net assets.
(d)	Non-income producing security.
(e)	Perpetual bond with no specified maturity date.
(f)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Illiquid security. At December 31, 2015, the value of these securities amounted to $389,691,258 or 2.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $2,741,416,381 or 16.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro

GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•    Level 1 - quoted prices in active markets for identical assets or liabilities;

•    Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•    Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$15,866,791	$73,789,871	(a)	$89,656,662
Airlines	—	443,038,408	11,506,300	(b)	454,544,708
Building Materials	—	142,959,796	1,345,024	(b)	144,304,820
Chemicals	—	322,898,573	13,020,312	(c)	335,918,885
Finance Companies	2,478,851	862,269,929	—		864,748,780
Metals & Mining	—	256,322,401	253,696	(c)	256,576,097
Non-Agency Commercial Mortgage-Backed Securities	—	34,053,700	38,050,766	(b)	72,104,466
Oil Field Services	—	87,545,025	3,251,360	(c)	90,796,385
Retailers	—	127,871,807	15,714,117	(c)	143,585,924
Transportation Services	—	15,535,560	23,751,479	(c)	39,287,039
All Other Non-Convertible Bonds*	—	10,621,963,491	—		10,621,963,491

Total Non-Convertible Bonds	2,478,851	12,930,325,481	180,682,925		13,113,487,257

Convertible Bonds*	—	1,083,334,893	—		1,083,334,893
Municipals*	—	324,594,714	—		324,594,714

Total Bonds and Notes	2,478,851	14,338,255,088	180,682,925		14,521,416,864

Senior Loans
Diversified Manufacturing	—	—	4,698,514	(b)	4,698,514
Technology	—	5,358,936	5,039,983	(b)	10,398,919
All Other Senior Loans*	—	366,603,755	—		366,603,755

Total Senior Loans	—	371,962,691	9,738,497		381,701,188

Common Stocks*	1,343,390,331	—	—		1,343,390,331
Preferred Stocks
Convertible Preferred Stocks
Midstream	4,427,056	11,923,848	7,763,020	(b)	24,113,924
REITs - Mortgage	—	2,904,021	—		2,904,021
All Other Convertible Preferred Stocks*	193,945,131	—	—		193,945,131

Total Convertible Preferred Stocks	198,372,187	14,827,869	7,763,020		220,963,076

Non-Convertible Preferred Stocks
Electric	1,232,460	678,236	—		1,910,696
REITs - Office Property	—	2,692,502	—		2,692,502
REITs - Warehouse/Industrials	—	10,753,070	—		10,753,070
All Other Non-Convertible Preferred Stocks*	12,152,898	—	—		12,152,898

Total Non-Convertible Preferred Stocks	13,385,358	14,123,808	—		27,509,166

Total Preferred Stocks	211,757,545	28,951,677	7,763,020		248,472,242

Closed-End Investment Companies	3,474,841	—	—		3,474,841
Short-Term Investments	—	12,635,348	—		12,635,348

Total	$1,561,101,568	$14,751,804,804	$198,184,442		$16,511,090,814

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($30,483,674) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($43,306,197).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$75,947,254	$—	$2,684	$(271,771)	$—	$(1,888,296)	$—	$—	$73,789,871	$(923,177)
Airlines	376,513	—	—	(102,458)	—	(925,206)	12,533,964	(376,513)	11,506,300	(102,458)
Building Materials	—	652	—	(43,051)	—	—	1,387,423	—	1,345,024	(43,052)
Chemicals	—	100,946	—	(12,404,192)	—	—	25,323,558	—	13,020,312	(12,404,191)
Metals & Mining	2,706,093	25,341	—	(2,477,738)	—	—	—	—	253,696	(2,477,737)
Non-Agency Commercial Mortgage-Backed Securities	39,002,217	—	—	(802,775)	—	(148,676)	—	—	38,050,766	(801,556)
Oil Field Services	4,760,920	21,998	—	(1,531,558)	—	—	—	—	3,251,360	(1,531,558)
Retailers	15,663,313	20,234	—	30,570	—	—	—	—	15,714,117	30,570
Transportation Services	24,921,569	—	125,919	(272,034)	—	(1,023,975)	—	—	23,751,479	(130,902)
Senior Loans						—
Diversified Manufacturing	—	72,371	2,905	(4,062,701)	—	(32,422)	8,718,361	—	4,698,514	(4,062,701)
Technology	—	18,514	—	(406,205)	—	—	5,427,674	—	5,039,983	(406,205)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(16,257,996)	—	—	24,021,016	—	7,763,020	(16,257,996)

Total	$163,377,879	$260,056	$131,508	$(38,601,909)	$—	$(4,018,575)	$77,411,996	$(376,513)	$198,184,442	$(39,110,963)

Debt securities valued at $13,921,387 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. December 31, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $25,323,558 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued at bid prices furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $14,146,035 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued at bid prices furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $376,513 was transferred from Level 3 to Level 2 during the period ended December 31, 2015. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $24,021,016 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	23.8%
Banking	9.0
Technology	6.0
Finance Companies	5.8
Wirelines	5.4
Semiconductors & Semiconductor Equipment	3.7
Healthcare	3.7
Local Authorities	1.3
Airlines	2.8
Chemicals	2.4
Electric	2.2
Other Investments, less than 2% each	31.7
Short-Term Investments	0.1

Total Investments	97.9
Other assets less liabilities	2.1

Net Assets	100.0%

Currency Exposure Summary at December 31, 2015 (Unaudited)

United States Dollar	66.4%
Canadian Dollar	12.7
New Zealand Dollar	4.6
Mexican Peso	4.5
Australian Dollar	3.3
Norwegian Krone	2.3
Other, less than 2% each	4.1

Total Investments	97.9
Other assets less liabilities	2.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.5% of Net Assets
Non-Convertible Bonds – 81.7%
	ABS Car Loan – 0.2%
3,804,640	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$2,753,326

	ABS Other – 0.3%
1,099,345	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	1,099,345
399,762	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	387,769
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	1,020,250
911,674	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	917,757

		3,425,121

	Aerospace & Defense – 2.0%
11,120,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	7,795,120
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	117,250
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	646,500
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,757,500
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,785,000
245,000	Textron, Inc., 5.600%, 12/01/2017	260,404
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,671,054
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,467,754
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,459,926
1,375,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	1,332,031

		24,292,539

	Airlines – 2.6%
5,550,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,226,576
664,384	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	669,367
13,360,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	13,193,000
1,080,521	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	1,094,795
353,962	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	357,077
789,523	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	806,055

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$208,017	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	$211,722
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,779,900
8,020	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	8,502
205,320	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	215,586
196,357	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	208,383
800,092	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	852,098
1,639,772	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,676,667
1,245,512	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,432,338
838,792	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	926,865
450,751	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	486,811
2,056,290	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,133,401
365,860	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	371,348
577,893	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	582,228

		31,232,719

	Automotive – 2.0%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,745,929
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,140,172
165,000	Ford Motor Co., 6.625%, 2/15/2028	182,516
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,883,992
690,000	Ford Motor Co., 7.125%, 11/15/2025	806,718
2,245,000	Ford Motor Co., 7.400%, 11/01/2046	2,744,010
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,114,535
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,953,515
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	630,237
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,205,565
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	395,625
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	460,925

		23,263,739

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – 12.8%
$6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	$6,894,956
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,598,700
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,323,630
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,048,762
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,139,826
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,189,958
1,700,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,673,353
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,602,741
14,790,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	10,938,956
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(e)	2,019,949
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(e)	1,580,322
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	2,414,084
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(e)	4,305,401
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	1,142,500
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(e)	1,555,650
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,349,044
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	10,041,962
200,000	Citigroup, Inc., EMTN, 1.161%, 11/30/2017, (EUR)(f)	217,350
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,002,468
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,845,240
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,147,652
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,652,989
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,493,884
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,272,078
8,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045, 144A	8,574,823
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,354,320
50,000	Merrill Lynch & Co., Inc., EMTN, 0.425%, 9/14/2018, (EUR)(f)	53,386

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034(k)	$327,988
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,131,842
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,367,424
2,120,000	Morgan Stanley, 3.750%, 2/25/2023	2,171,444
300,000	Morgan Stanley, 4.350%, 9/08/2026	300,981
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,085,707
4,149,000	Morgan Stanley, 5.500%, 7/24/2020	4,616,240
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,497,369
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	3,790,659
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	77,236
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	3,009,620
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,173,021
900,000	Morgan Stanley, Series F, MTN, 0.765%, 10/18/2016(f)	898,150
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	2,941,447
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	200,043
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	2,705,328
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,067,869
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	2,403,500
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	56,206
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	790,962
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	165,009
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	812,690
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(e)	1,241,844
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,611,135

		151,877,698

	Brokerage – 1.3%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	461,160

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	$2,543,200
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,294,891
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,199,600
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	2,822,096
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,907,625
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,830,260

		15,058,832

	Building Materials – 1.0%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,059,900
240,000	Masco Corp., 5.850%, 3/15/2017	249,746
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,677,948
800,000	Masco Corp., 6.500%, 8/15/2032	808,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,628,550
815,000	Masco Corp., 7.750%, 8/01/2029	904,650
2,400,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	326,066
10,000	Owens Corning, 6.500%, 12/01/2016	10,289
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,247,350

		11,912,499

	Cable Satellite – 0.9%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	683,288
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	2,632,863
715,000	DISH DBS Corp., 5.875%, 11/15/2024	636,350
375,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	294,293
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,517,979
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	3,923,297
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	798,000

		10,486,070

	Chemicals – 2.0%
3,845,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	2,691,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$710,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	$484,575
9,550,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	9,129,322
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	1,385,635
275,000	Hexion, Inc., 8.875%, 2/01/2018	193,875
905,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	323,234
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,828,588
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,625,100
620,000	Methanex Corp., 5.250%, 3/01/2022	610,465

		24,272,294

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(k)	1,080,011
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,234,348

		2,314,359

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.700%, 3/15/2043	633,600

	Diversified Manufacturing – 0.0%
45,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	45,676

	Electric – 3.7%
1,970,000	AES Corp. (The), 4.875%, 5/15/2023	1,723,750
415,000	AES Corp. (The), 5.500%, 3/15/2024	370,387
180,000	AES Corp. (The), 5.500%, 4/15/2025	156,825
2,360,028	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,528,176
3,194,529	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	3,208,937
2,850,000	DPL, Inc., 6.750%, 10/01/2019	2,850,000
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,129,476
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,522,718
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,737,002
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,279,245

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Electric – continued
$1,589,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	$1,988,033
3,800,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,248,936
100,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	122,099
750,000		Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,306,343
4,000,000		Enersis S.A., 7.400%, 12/01/2016	4,173,496
1,762,849		Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(k)	1,931,076

			44,276,499

		Finance Companies – 4.8%
300,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	209,250
1,345,000		General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	940,318
2,390,000		General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	1,666,001
1,680,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,722,000
3,045,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,242,925
4,695,000		International Lease Finance Corp., 6.250%, 5/15/2019	5,029,519
4,905,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,377,106
945,000		iStar, Inc., 4.875%, 7/01/2018	926,100
225,000		iStar, Inc., 5.850%, 3/15/2017	228,938
1,175,000		iStar, Inc., 7.125%, 2/15/2018	1,216,125
1,525,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,519,281
3,903,000		Navient Corp., 5.875%, 10/25/2024	3,122,400
5,900,000		Navient Corp., MTN, 6.125%, 3/25/2024	4,808,500
2,167,000		Navient LLC, 4.875%, 6/17/2019	1,993,640
4,668,000		Navient LLC, 5.500%, 1/25/2023	3,734,400
31,725	(††)	Navient LLC, 6.000%, 12/15/2043	520,819
726,000		Navient LLC, MTN, 5.500%, 1/15/2019	678,810
145,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	138,113
5,185,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(k)	3,473,950
4,681,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	4,926,752

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$1,950,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	$1,857,375
1,225,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,163,750
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,581,500
1,805,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,777,925
725,000	Springleaf Finance Corp., 8.250%, 10/01/2023	732,250
300,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	303,750
2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,142,000

		57,033,497

	Food & Beverage – 0.4%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,493,900
1,995,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	2,264,325

		4,758,225

	Government Owned - No Guarantee – 0.2%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,489,855
990,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	653,400
670,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	407,025

		2,550,280

	Healthcare – 2.7%
650,000	BioScrip, Inc., 8.875%, 2/15/2021	516,750
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	438,555
610,000	HCA, Inc., 5.875%, 3/15/2022	643,550
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,084,000
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,571,587
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,578,250
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,533,600
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,866,150
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,508,600
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,157,075
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	455,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	$1,375,125
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,188,875
3,685,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	3,399,412
1,285,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,191,838
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,437,750

		31,946,917

	Home Construction – 1.4%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	484,000
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	180,900
4,276,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	2,651,120
835,000	KB Home, 8.000%, 3/15/2020	904,931
4,235,000	Lennar Corp., 4.500%, 6/15/2019	4,306,466
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,841,600
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,065,300
760,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	742,900
15,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	14,587

		16,191,804

	Independent Energy – 1.6%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,319,009
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,008,111
370,000	California Resources Corp., 5.000%, 1/15/2020	131,813
6,085,000	California Resources Corp., 5.500%, 9/15/2021	1,916,775
810,000	California Resources Corp., 6.000%, 11/15/2024	247,050
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	861,824
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	97,150
1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	320,070
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	208,800
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	283,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$550,000	Chesapeake Energy Corp., 7.250%, 12/15/2018	$217,250
1,085,000	Continental Resources, Inc., 3.800%, 6/01/2024	764,303
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	57,477
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021	513,825
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	5,076,637
500,000	QEP Resources, Inc., 5.250%, 5/01/2023	355,000
690,000	Rice Energy, Inc., 6.250%, 5/01/2022	496,800
1,600,000	RSP Permian, Inc., 6.625%, 10/01/2022	1,472,000
1,221,000	SM Energy Co., 6.125%, 11/15/2022	897,435

		19,244,904

	Industrial Other – 0.2%
385,000	AECOM, 5.750%, 10/15/2022	396,550
405,000	AECOM, 5.875%, 10/15/2024	413,100
660,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	683,100
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,109,750

		2,602,500

	Life Insurance – 1.5%
160,000	American International Group, Inc., 4.125%, 2/15/2024	164,306
130,000	American International Group, Inc., 4.875%, 6/01/2022	140,392
118,000	American International Group, Inc., 6.250%, 3/15/2087	128,915
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	3,977,500
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	242,052
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	4,919,665
790,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	533,250
1,940,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	1,290,100
840,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	508,200
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,132,600
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,746,369

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	$1,372,811

		18,156,160

	Local Authorities – 2.3%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	628,479
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	7,569,795
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	3,239,949
138,877	Province of Alberta, 5.930%, 9/16/2016, (CAD)	102,692
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	15,361,259

		26,902,174

	Media Entertainment – 1.0%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,160,440
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	2,625,450
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	511,250
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,268,750
2,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	2,208,938
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	111,000
4,030,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	3,813,387
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	305,030

		12,004,245

	Metals & Mining – 1.2%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(d)(g)	78,067
1,400,000	Alcoa, Inc., 5.870%, 2/23/2022	1,365,000
400,000	Alcoa, Inc., 5.900%, 2/01/2027	367,000
6,630,000	ArcelorMittal, 7.750%, 3/01/2041	4,483,538
3,300,000	ArcelorMittal, 8.000%, 10/15/2039	2,252,250
660,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	125,400
305,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	54,900
3,265,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	587,700
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(j)(k)	120,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	$1,578,125
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,092,000
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	665,575
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	862,400

		13,632,855

	Midstream – 1.1%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	387,552
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	234,568
3,000,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	2,891,283
2,860,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	2,740,100
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,483,127
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	338,023
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,385,983
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	75,050
255,000	ONEOK Partners LP, 4.900%, 3/15/2025	214,771
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	87,693
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,834,000
1,280,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	1,222,400

		12,894,550

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
1,061,000	Column Canada Issuer Corp., Series 2006-WEM, Class D, 5.101%, 1/15/2022, (CAD)	779,958
530,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(f)	521,717
1,087,283	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	790,793
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(f)	1,025,280
2,151,699	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(k)	2,124,587

		5,242,335

	Oil Field Services – 0.2%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022	1,744,400
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(k)	427,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(k)	$184,380
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A(b)(c)	217,000
400,000	Transocean, Inc., 4.300%, 10/15/2022	212,000

		2,784,780

	Packaging – 1.4%
3,550,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	3,510,063
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,192,375
200,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	200,500
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,948,200

		16,851,138

	Paper – 1.3%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,537,953
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,585,770
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,118,137
350,000	MeadWestvaco Corp., 7.950%, 2/15/2031	431,856
1,035,000	MeadWestvaco Corp., 8.200%, 1/15/2030	1,341,170

		15,014,886

	Property & Casualty Insurance – 1.1%
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	4,039,541
1,630,000	MBIA Insurance Corp., 11.581%, 1/15/2033, 144A(d)(f)	305,625
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,356,105
2,140,000	Sirius International Group, 6.375%, 3/20/2017, 144A	2,186,038
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,645,006
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,323,066

		12,855,381

	Railroads – 0.6%
7,100,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(f)(k)	7,011,846
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(k)	450,842

		7,462,688

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Apartments – 0.1%
$1,495,000	Camden Property Trust, 5.700%, 5/15/2017	$1,560,977

	REITs - Diversified – 0.0%
20,000	Duke Realty LP, 5.950%, 2/15/2017	20,882

	REITs - Office Property – 0.4%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,633,158
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	524,949

		4,158,107

	REITs - Single Tenant – 0.1%
275,000	Realty Income Corp., 5.750%, 1/15/2021	305,806
725,000	Realty Income Corp., 6.750%, 8/15/2019	824,656

		1,130,462

	Restaurants – 0.1%
450,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	701,535

	Retailers – 0.5%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,184,919
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	1,211,404
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	433,400
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	487,695
1,680,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,520,400
2,305,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	1,094,875

		5,932,693

	Sovereigns – 0.5%
5,980,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	6,080,464

	Supermarkets – 1.4%
1,781,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/2022, 144A	1,891,191
7,570,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,699,450
2,135,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,964,200
3,780,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,439,800
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	429,975

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$1,626,100

		16,050,716

	Supranational – 1.2%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	497,380
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	14,212,893

		14,710,273

	Technology – 0.7%
1,000,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	650,000
2,415,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,445,187
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	80,400
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	2,868,875
130,000	Avnet, Inc., 6.625%, 9/15/2016	134,524
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,356,669
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	169,805
694,800	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	853,631

		8,559,091

	Tobacco – 0.3%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,544,120

	Transportation Services – 0.2%
2,500,000	APL Ltd., 8.000%, 1/15/2024(k)	1,850,000
241,523	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	245,749
143,070	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(c)	143,070
138,101	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(c)	140,172

		2,378,991

	Treasuries – 20.3%
29,780,000	Canadian Government, 0.250%, 5/01/2017, (CAD)	21,459,808
13,195,000	Canadian Government, 0.750%, 9/01/2020, (CAD)	9,544,609
31,645,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	22,937,765
10,950,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	8,069,621

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
8,305,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	$6,250,387
8,185,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	6,002,905
414,800	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	2,441,278
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,546,918
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,272,777
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,747,608
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	5,503,928
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,017,594
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	10,704,079
21,085,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	15,385,887
10,220,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,318,792
63,235,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	7,491,772
14,660,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,864,206
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,180,727
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	3,255,305
264,630,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	1,422,457
107,395,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	620,697
271,710,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,579,497
55,000,000		U.S. Treasury Note, 0.375%, 3/31/2016	55,002,145
25,000,000		U.S. Treasury Note, 0.375%, 4/30/2016	24,997,075
25,000,000		U.S. Treasury Note, 0.375%, 5/31/2016	24,990,225

			241,608,062

		Wireless – 0.6%
72,400,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,982,431
2,627,000		Sprint Capital Corp., 6.875%, 11/15/2028	1,832,333
300,000		Sprint Capital Corp., 8.750%, 3/15/2032	225,000
898,000		Sprint Communications, Inc., 6.000%, 12/01/2016	896,316
735,000		Sprint Communications, Inc., 6.000%, 11/15/2022	518,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$285,000	Sprint Corp., 7.125%, 6/15/2024	$205,556

		7,659,811

	Wirelines – 2.8%
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	171,230
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	650,740
210,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	177,127
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	3,783,000
990,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	831,600
1,400,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,634,798
200,000	Embarq Corp., 7.995%, 6/01/2036	206,000
3,585,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	3,665,662
55,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	55,825
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	585,200
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	445,024
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	1,016,111
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	5,619,900
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	358,750
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	656,813
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,302,828
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,297,792
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,112,525
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,332,225
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	648,790
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	471,747
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	487,405
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,639,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	$1,323,242

		33,473,509

	Total Non-Convertible Bonds (Identified Cost $1,052,161,404)	971,543,983

Convertible Bonds – 6.9%
	Building Materials – 0.2%
3,455,000	KB Home, 1.375%, 2/01/2019	3,090,066

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	377,857

	Consumer Cyclical Services – 0.2%
1,595,000	Jarden Corp., 1.125%, 3/15/2034	1,956,866

	Consumer Products – 0.0%
270,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	132,975

	Diversified Manufacturing – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	610,406

	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,352,975

	Healthcare – 0.0%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	280,613

	Leisure – 0.2%
2,800,000	Rovi Corp., 0.500%, 3/01/2020, 144A	2,446,500

	Midstream – 0.2%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	522,319
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,825,950

		2,348,269

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	263,169
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	380,831

		644,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Property & Casualty Insurance – 2.0%
$550,000	Jefferies Group LLC, 3.875%, 11/01/2029	$547,250
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	22,849,481

		23,396,731

	Technology – 3.6%
955,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	916,800
9,090,000	Ciena Corp., 0.875%, 6/15/2017	8,913,881
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,284,200
1,783,000	Intel Corp., 2.950%, 12/15/2035	2,281,126
7,000,000	Intel Corp., 3.250%, 8/01/2039	11,641,875
317,521	Liberty Media LLC, 3.500%, 1/15/2031	281,188
9,404,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,091,667
2,820,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	2,844,675
2,020,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	1,892,487

		43,147,899

	Total Convertible Bonds (Identified Cost $72,104,285)	81,785,157

Municipals – 0.9%
	Illinois – 0.3%
4,075,000	State of Illinois, Series B, 5.520%, 4/01/2038	3,639,831

	Michigan – 0.1%
2,165,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,867,854

	Virginia – 0.5%
7,380,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	5,688,725

	Total Municipals (Identified Cost $13,601,628)	11,196,410

	Total Bonds and Notes (Identified Cost $1,137,867,317)	1,064,525,550

Senior Loans – 0.6%
	Chemicals – 0.1%
1,050,819	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(f)	1,026,525
463,910	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(f)	436,460

		1,462,985

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Media Entertainment – 0.0%
$145,861	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	$66,184

	Other Utility – 0.2%
1,196,886	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	1,161,973
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	748,525

		1,910,498

	Supermarkets – 0.2%
2,701,064	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(f)	2,661,116

	Wirelines – 0.1%
1,163,162	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(f)(k)	1,125,359

	Total Senior Loans (Identified Cost $7,488,768)	7,226,142

Shares
Preferred Stocks – 1.8%
Convertible Preferred Stocks – 1.6%
	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,109,260

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., 6.750%	99,901

	Electric – 0.2%
50,764	AES Trust III, 6.750%	2,542,261

	Energy – 0.3%
96,065	El Paso Energy Capital Trust I, 4.750%	3,890,632

	Metals & Mining – 0.3%
68,395	Alcoa, Inc., Series 1, 5.375%	2,278,237
229,499	ArcelorMittal, 6.000%	1,494,039

		3,772,276

	Midstream – 0.1%
10,213	Chesapeake Energy Corp., 4.500%	175,664
12,055	Chesapeake Energy Corp., 5.000%	196,255
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	131,588

		503,507

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	REITs - Diversified – 0.4%
1,667	Crown Castle International Corp., Series A, 4.500%	$178,019
76,518	Weyerhaeuser Co., Series A, 6.375%	3,847,325

		4,025,344

	REITs - Health Care – 0.0%
7,400	Welltower, Inc., 6.500%	450,734

	REITs - Mortgage – 0.0%
3,106	iStar, Inc., Series J, 4.500%	154,368

	Total Convertible Preferred Stocks (Identified Cost $24,130,442)	18,548,283

Non-Convertible Preferred Stocks – 0.2%
	Banking – 0.0%
5,000	Bank of America Corp., 6.375%	128,200
20,975	Countrywide Capital IV, 6.750%	530,668

		658,868

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,446
2,876	Entergy New Orleans, Inc., 4.750%	275,826
4,670	Union Electric Co., 4.500%	443,650

		727,922

	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,080,555

	Total Non-Convertible Preferred Stocks (Identified Cost $1,941,291)	2,467,345

	Total Preferred Stocks (Identified Cost $26,071,733)	21,015,628

Common Stocks – 6.7%
	Airlines – 0.1%
14,401	United Continental Holdings, Inc.(d)	825,177

	Automobiles – 0.4%
341,305	Ford Motor Co.	4,808,987

	Chemicals – 0.1%
8,917	PPG Industries, Inc.	881,178

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(d)	615,849

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(d)	$200,123
17,222	Level 3 Communications, Inc.(d)	936,188
241,163	Telefonica S.A., Sponsored ADR	2,667,263

		3,803,574

	Electronic Equipment, Instruments & Components – 0.3%
205,167	Corning, Inc.	3,750,453

	Energy Equipment & Services – 0.0%
170,674	Hercules Offshore, Inc.(d)	370,362

	Multi-Utilities – 0.1%
20,449	CMS Energy Corp.	737,800

	Oil, Gas & Consumable Fuels – 0.5%
54,259	Chesapeake Energy Corp.	244,166
172,008	Repsol YPF S.A., Sponsored ADR	1,914,449
70,051	Royal Dutch Shell PLC, Sponsored ADR	3,207,635

		5,366,250

	Pharmaceuticals – 0.9%
160,000	Bristol-Myers Squibb Co.	11,006,400

	Semiconductors & Semiconductor Equipment – 3.8%
1,317,153	Intel Corp.	45,375,921

	Trading Companies & Distributors – 0.1%
23,272	United Rentals, Inc.(d)	1,688,151

	Total Common Stocks (Identified Cost $69,490,773)	79,230,102

Principal Amount (‡)
Short-Term Investments – 0.3%
$63,750	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2015 at 0.000% to be repurchased at $63,750 on 1/04/2016 collateralized by $64,300 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $65,050 including accrued interest(i)	63,750
3,802,397	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $3,802,410 on 1/04/2016 collateralized by $3,690,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $3,879,113 including accrued interest(i)	3,802,397

	Total Short-Term Investments (Identified Cost $3,866,147)	3,866,147

	Total Investments – 98.9% (Identified Cost $1,244,784,738)(a)	1,175,863,569
	Other assets less liabilities – 1.1%	12,693,048

	Net Assets – 100.0%	$1,188,556,617

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$20,107,939	1.7%	$6,251,695	0.5%

[1] Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. [2] Fair valued by the Fund’s adviser.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2015, the net unrealized depreciation on investments based on a cost of $1,246,989,700 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$87,615,584
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(158,741,715)

Net unrealized depreciation	$(71,126,131)

(b)	Illiquid security. At December 31, 2015, the value of these securities amounted to $4,511,300 or 0.4% of net assets.
(c)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of these securities amounted to $6,251,695 or 0.5% of net assets.
(d)	Non-income producing security.
(e)	Perpetual bond with no specified maturity date.

(f)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Illiquid security. At December 31, 2015, the value of these securities amounted to $20,107,939 or 1.7% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $209,176,844 or 17.6% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•       Level 1 - quoted prices in active markets for identical assets or liabilities;

•       Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•       Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$917,757	$2,507,364	(a)	$3,425,121
Airlines	—	30,650,491	582,228	(b)	31,232,719
Building Materials	—	11,586,433	326,066	(b)	11,912,499
Chemicals	—	22,563,425	1,708,869	(c)	24,272,294
Finance Companies	520,819	56,512,678	—		57,033,497
Metals & Mining	—	13,554,788	78,067	(c)	13,632,855

Non-Agency Commercial Mortgage-Backed Securities	—	3,117,748	2,124,587	(b)	5,242,335
Oil Field Services	—	2,567,780	217,000	(c)	2,784,780
Retailers	—	4,721,289	1,211,404	(c)	5,932,693
Transportation Services	—	1,850,000	528,991	(c)	2,378,991
All Other Non-Convertible Bonds*	—	813,696,199	—		813,696,199

Total Non-Convertible Bonds	520,819	961,738,588	9,284,576		971,543,983

Convertible Bonds*	—	81,785,157	—		81,785,157
Municipals*	—	11,196,410	—		11,196,410

Total Bonds and Notes	520,819	1,054,720,155	9,284,576		1,064,525,550

Senior Loans*	—	7,226,142	—		7,226,142
Preferred Stocks
Convertible Preferred Stocks
Midstream	175,664	131,588	196,255	(b)	503,507
REITs - Mortgage	—	154,368	—		154,368
All Other Convertible Preferred Stocks*	17,890,408	—	—		17,890,408

Total Convertible Preferred Stocks	18,066,072	285,956	196,255		18,548,283

Non-Convertible Preferred Stocks
Electric	—	727,922	—		727,922
All Other Non-Convertible Preferred Stocks*	1,739,423	—	—		1,739,423

Total Non-Convertible Preferred Stocks	1,739,423	727,922	—		2,467,345

Total Preferred Stocks	19,805,495	1,013,878	196,255		21,015,628

Common Stocks*	79,230,102	—	—		79,230,102
Short-Term Investments	—	3,866,147	—		3,866,147

Total	$99,556,416	$1,066,826,322	$9,480,831		$1,175,863,569

*       Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(a)    Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

(b)    Valued using broker-dealer bid prices.

(c)    Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$2,620,751	$—	$—	$(14,595)	$—	$(98,792)	$—	$—	$2,507,364	$(51,780)
Airlines	—	—	—	(5,102)	—	(51,176)	638,506	—	582,228	(5,102)
Building Materials	—	158	—	(10,437)	—	—	336,345	—	326,066	(10,437)
Chemicals	—	13,293	—	(1,667,611)	—	—	3,363,187	—	1,708,869	(1,667,611)
Metals & Mining	832,714	3,485	—	(758,132)	—	—	—	—	78,067	(758,132)

Non-Agency Commercial Mortgage-Backed Securities	2,177,712	—	—	(44,823)	—	(8,302)	—	—	2,124,587	(44,756)
Oil Field Services	317,750	—	—	(100,750)	—	—	—	—	217,000	(100,750)
Retailers	1,207,488	1,735	—	2,181	—	—	—	—	1,211,404	2,181
Transportation Services	532,735	—	—	(3,744)	—	—	—	—	528,991	(3,744)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(411,015)	—	—	607,270	—	196,255	(411,015)

Total	$7,689,150	$18,671	$—	$(3,014,028)	$—	$(158,270)	$4,945,308	$—	$9,480,831	$(3,051,146)

A preferred stock valued at $607,270 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $3,363,187 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $974,851 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	20.3%
Banking	13.1
Finance Companies	5.2
Technology	4.3
Electric	4.0
Semiconductors & Semiconductor Equipment	3.8
Property & Casualty Insurance	3.1
Wirelines	2.9
Healthcare	2.7
Airlines	2.7
Local Authorities	2.3
Chemicals	2.2
Aerospace & Defense	2.0
Automotive	2.0
Other Investments, less than 2% each	28.0
Short-Term Investments	0.3

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure Summary at December 31, 2015 (Unaudited)

United States Dollar	75.4%
Canadian Dollar	10.0
New Zealand Dollar	4.0
Mexican Peso	2.7
Other, less than 2% each	6.8

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 98.1% of Net Assets
Non-Convertible Bonds – 97.9%
	Australia – 3.8%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$4,739,062
24,075,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(b)	20,851,970
41,415,000	Queensland Treasury Corp., Series 23, 4.250%, 7/21/2023, 144A, (AUD)(b)	32,402,010
5,010,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/2019, 144A	4,968,728

		62,961,770

	Barbados – 0.2%
1,100,000	Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A	1,062,873
3,132,917	Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A	3,022,359

		4,085,232

	Belgium – 1.4%
14,245,000	Belgium Government Bond, Series 65, 4.250%, 9/28/2022, (EUR)(b)	19,432,677
2,150,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	2,132,721
1,120,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A	1,104,983

		22,670,381

	Bermuda – 0.5%
1,900,000	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A	1,853,312
7,075,000	Global Container Assets Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/2028, 144A	7,061,545

		8,914,857

	Brazil – 1.2%
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,042,500
4,775,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,345,250
2,600,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,716,000
3,870,000	Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	3,619,259
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,503,949
1,540,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	492,800
775,000	Samarco Mineracao S.A., 5.375%, 9/26/2024, 144A	255,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brazil – continued
$3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	$2,516,544

		19,492,052

	Canada – 3.6%
4,600,000	BMW Canada Auto Trust, Series 2015-1A, Class A2, 1.521%, 7/20/2017, 144A, (CAD)	3,299,819
20,665,000	Canadian Government, 2.750%, 6/01/2022, (CAD)(b)	16,520,799
6,744,000	Canadian Government, 4.000%, 6/01/2041, (CAD)(b)	6,619,472
816,003	Ford Auto Securitization Trust, Series 2013-R4A, Class A2, 1.824%, 7/15/2017, 144A, (CAD)	590,610
3,966,912	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	2,885,178
1,995,000	Magna International, Inc., 1.900%, 11/24/2023, (EUR)	2,184,110
12,805,000	Province of Alberta Canada, 4.000%, 12/01/2019, (CAD)(b)	10,229,564
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(b)	6,497,261
9,400,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	7,896,149
4,646,796	SCG Hotel Issuer, Inc., Series 2013-CWPA, Class A2, 3.442%, 10/12/2018, 144A, (CAD)(b)	3,487,162

		60,210,124

	Cayman Islands – 0.1%
2,288,303	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.401%, 4/15/2032, 144A(c)	2,278,418

	Chile – 0.6%
5,420,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A	5,103,938
5,490,000	Corpbanca S.A., 3.875%, 9/22/2019, 144A	5,437,905

		10,541,843

	Colombia – 0.4%
3,910,000	Colombia Government International Bond, 5.000%, 6/15/2045	3,264,850
3,600,000	Ecopetrol S.A., 4.125%, 1/16/2025	2,880,000

		6,144,850

	Denmark – 1.0%
100,555,000	Denmark Government Bond, 4.000%, 11/15/2019, (DKK)(b)	16,916,235

	Finland – 0.7%
9,610,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(b)	11,207,557

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – 2.3%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	$4,091,296
2,600,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	3,828,880
1,800,000	AXA S.A., EMTN, (fixed rate to 7/04/2023, variable rate thereafter), 5.125%, 7/04/2043, (EUR)	2,239,517
3,135,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)	5,168,364
15,270,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	19,376,733
3,324,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A	3,445,934

		38,150,724

	Germany – 3.5%
7,200,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	9,050,384
15,970,000	Bundesrepublik Deutschland, 4.250%, 7/04/2039, (EUR)(b)	27,275,651
1,770,000	Fresenius U.S. Finance II, Inc., 4.500%, 1/15/2023, 144A	1,787,700
1,035,000,000	KfW, 2.600%, 6/20/2037, (JPY)(b)	11,642,943
800,000	Muenchener Rueckversicherungs AG, EMTN, (fixed rate to 5/26/2021, variable rate thereafter), 6.000%, 5/26/2041, (EUR)	1,027,757
2,975,000	Schaeffler Finance BV, 2.500%, 5/15/2020, 144A, (EUR)	3,253,287
4,555,000	Unitymedia GmbH, 3.750%, 1/15/2027, (EUR)	4,247,225

		58,284,947

	Hong Kong – 0.2%
3,450,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	3,330,016

	Hungary – 0.5%
2,354,310,000	Hungary Government Bond, 3.500%, 6/24/2020, (HUF)	8,432,375

	India – 0.3%
4,400,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	4,554,792

	Indonesia – 1.5%
2,085,000	Indonesia Government International Bond, 5.125%, 1/15/2045, 144A	1,885,564
274,572,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(b)	19,368,032
4,000,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	3,130,572

		24,384,168

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Ireland – 1.3%
3,625,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	$4,215,199
6,860,000	Bank of Ireland Mortgage Bank, 1.875%, 5/13/2017, (EUR)(b)	7,626,698
9,825,000	Ireland Government Bond, 2.000%, 2/18/2045, (EUR)(b)	10,238,266

		22,080,163

	Italy – 6.3%
604,536	Asti Finance S.r.l., Series 2010-1, Class A, 0.496%, 5/27/2052, (EUR)(c)	645,879
3,533,550	Asti RMBS S.r.l., Series 1, Class A, 1.119%, 12/27/2060, (EUR)(c)	3,862,557
1,576,341	Berica ABS S.r.l., Series 3, Class A, 0.918%, 6/30/2061, (EUR)(c)	1,715,249
1,614,200	Berica Residential S.r.l., Series 8, Class A, 0.229%, 3/31/2048, (EUR)(c)	1,719,467
2,004,185	Claris Finance S.r.l., Series 2014-1, Class A1, 1.019%, 12/28/2061, (EUR)(c)	2,185,093
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,578,051
1,005,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,227,091
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	2,890,237
1,355,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,333,115
870,000	Intesa Sanpaolo SpA, EMTN, 2.855%, 4/23/2025, (EUR)	919,502
7,550,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(b)	9,503,864
15,490,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	20,985,800
15,670,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	21,147,071
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,100,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023(b)	5,837,601
7,349,032	Siena Mortgages SpA/S.r.l., Series 2010-7, Class A3, 0.508%, 11/22/2070, (EUR)(b)(c)	7,917,571
6,340,629	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.447%, 10/25/2055, (EUR)(c)	6,739,207
4,485,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,137,413
2,755,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,631,025
1,927,818	Vela Home S.r.l., Series 4, Class A2, 0.137%, 10/25/2042, (EUR)(c)	2,049,262
2,193,905	Voba N 3 S.r.l., Series 2011-3, Class A2, 0.908%, 11/23/2047, (EUR)(c)	2,387,743

		105,512,798

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Japan – 13.2%
1,131,450,000		Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	$9,957,457
12,580,850,000		Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)(b)	109,032,987
1,087,100,000		Japan Government Ten Year Bond, 1.300%, 12/20/2019, (JPY)	9,504,742
1,720,000,000		Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(b)	15,848,842
1,843,000,000		Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(b)	18,295,526
781,100,000		Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)	7,182,065
655,350,000		Japan Government Twenty Year Bond, 2.000%, 12/20/2024, (JPY)	6,329,243
1,540,000,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	15,360,281
2,830,000,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(b)	28,558,996

			220,070,139

		Korea – 1.0%
56,100,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(b)	6,515,253
4,075,000		Hyundai Capital America, 3.000%, 10/30/2020, 144A	4,055,550
7,135,000		Kookmin Bank, 2.125%, 10/21/2020, 144A(b)	6,997,045

			17,567,848

		Luxembourg – 0.2%
4,385,000		ArcelorMittal, 6.500%, 3/01/2021	3,529,443

		Malaysia – 0.3%
22,500,000		Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)	5,158,838

		Mexico – 3.9%
2,215,000		Cemex SAB de CV, 5.875%, 3/25/2019	2,109,788
7,018,456	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	42,129,224
1,050,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(b)	6,271,969
1,247,129	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(b)	8,099,243
2,080,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	1,742,000
3,900,000		Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018	4,056,000

			64,408,224

		Morocco – 0.2%
2,475,000		OCP S.A., 4.500%, 10/22/2025, 144A	2,302,067

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Morocco – continued
$1,015,000	OCP S.A., 6.875%, 4/25/2044, 144A	$993,908

		3,295,975

	Namibia – 0.2%
3,588,000	Namibia International Bond, 5.500%, 11/03/2021, 144A	3,606,658

	Netherlands – 0.6%
5,810,000	ABN Amro Bank NV, 4.750%, 7/28/2025, 144A	5,777,173
1,775,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019	1,772,781
1,575,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.250%, 7/01/2020	1,586,813
430,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	440,213

		9,576,980

	Norway – 1.8%
156,540,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(b)	18,574,386
95,370,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)(b)	11,298,969

		29,873,355

	Panama – 0.1%
1,355,000	Autoridad del Canal de Panama, 4.950%, 7/29/2035, 144A	1,387,046

	Philippines – 0.5%
100,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	2,159,707
259,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,075,257

		8,234,964

	Poland – 0.9%
59,685,000	Poland Government Bond, 3.250%, 7/25/2019, (PLN)(b)	15,844,350

	Portugal – 1.0%
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,633,337
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	566,392
2,605,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	2,583,980
7,945,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 2/15/2045, 144A, (EUR)	9,230,231

		16,013,940

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	South Africa – 0.2%
$3,770,000	Myriad International Holdings BV, 5.500%, 7/21/2025	$3,626,861

	Spain – 3.1%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)	1,156,398
2,600,000	Santander Issuances SAU, 5.179%, 11/19/2025	2,560,605
5,640,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(b)	7,534,097
21,990,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(b)	30,718,107
1,795,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	1,881,747
530,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	592,335
4,110,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	4,939,184
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	2,978,381

		52,360,854

	Supranationals – 0.5%
78,370,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(b)	8,931,806

	Sweden – 1.0%
125,655,000	Sweden Government Bond, Series 1052, 4.250%, 3/12/2019, (SEK)(b)	16,970,038

	Switzerland – 0.8%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A	4,441,504
8,154,605	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	8,390,502

		12,832,006

	Turkey – 0.4%
9,000,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	2,771,169
2,300,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	2,264,902
1,795,000	Turkiye Is Bankasi, 5.000%, 4/30/2020, 144A	1,778,091

		6,814,162

	United Arab Emirates – 0.1%
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,548,362

	United Kingdom – 7.3%
641,826	Auburn Securities PLC, Series 4, Class A2, 0.902%, 10/01/2041, (GBP)(c)	913,379
5,945,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)(b)	7,559,051

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
3,458,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	$5,688,770
900,000	Barclays PLC, 4.375%, 9/11/2024	880,039
823,575	Clavis Securities PLC, Series 2006-1, Class A3B, 0.052%, 12/15/2031, (EUR)(c)	821,256
2,878,000	Co-Operative Bank PLC, 4.750%, 11/11/2021, (GBP)	4,631,748
1,080,000	Delphi Automotive PLC, 3.150%, 11/19/2020	1,078,604
1,805,000	Delphi Automotive PLC, 4.250%, 1/15/2026	1,813,047
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)	568,607
370,000	HSBC Holdings PLC, 4.000%, 3/30/2022	388,414
4,385,000	HSBC Holdings PLC, 4.250%, 3/14/2024	4,400,900
855,000	HSBC Holdings PLC, 4.250%, 8/18/2025	848,508
3,500,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	5,735,007
1,810,000	Imperial Tobacco Finance PLC, 4.250%, 7/21/2025, 144A	1,836,723
2,453,054	Precise Mortgage Funding, Series 2014-1, Class A, 1.385%, 9/12/2047, (GBP)(c)	3,557,791
517,398	Precise Mortgage Funding PLC, Series 2015-1, Class A, 1.535%, 3/12/2048, (GBP)(c)	749,705
727,852	Residential Mortgage Securities PLC, Series 20X, Class A2A, 0.836%, 8/10/2038, (GBP)(c)	1,003,335
636,057	Residential Mortgage Securities PLC, Series 21X, Class A3A, 0.975%, 11/12/2038, (GBP)(c)	880,866
633,650	Residential Mortgage Securities PLC, Series 22X, Class A3A, 0.933%, 11/14/2039, (GBP)(c)	866,194
666,931	RMAC PLC, Series 2005-NS3X, Class A2C, 0.235%, 6/12/2043, (EUR)(c)	670,144
2,456,765	RMAC PLC, Series 2005-NS4X, Class A3A, 0.925%, 12/12/2043, (GBP)(c)	3,332,949
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	5,906,694
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	475,025
6,490,000	Sky PLC, 3.750%, 9/16/2024, 144A(b)	6,338,621
630,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	694,571
7,675,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A(b)	7,383,335
1,505,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	1,572,095
5,230,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	7,523,922
4,735,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)	8,146,961

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
10,055,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	$19,221,356
1,875,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	1,931,698
700,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	1,037,306
1,530,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, 144A, (GBP)	2,066,626
1,233,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, (GBP)	1,776,791
1,453,588	Warwick Finance Residential Mortgages Number One PLC, Series 1, Class A, 1.585%, 9/21/2049, (GBP)(c)	2,105,771
2,305,000	WPP Finance 2010, 3.750%, 9/19/2024	2,293,044
4,570,000	WPP Finance 2010, 5.625%, 11/15/2043	4,636,379

		121,335,232

	United States – 31.2%
1,165,715	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	1,165,966
2,741,121	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A	2,746,717
1,115,000	Actavis Funding SCS, 3.800%, 3/15/2025	1,109,306
1,745,000	Actavis Funding SCS, 4.550%, 3/15/2035	1,695,890
3,000,000	Air Lease Corp., 3.750%, 2/01/2022	2,946,669
1,535,000	Air Lease Corp., 4.250%, 9/15/2024	1,504,300
1,410,000	Ally Financial, Inc., 2.750%, 1/30/2017	1,406,475
3,330,000	Ally Financial, Inc., 3.250%, 2/13/2018	3,313,350
3,800,000	Ally Financial, Inc., 3.600%, 5/21/2018	3,800,000
4,650,000	Ally Financial, Inc., 3.750%, 11/18/2019	4,586,062
572,000	Ally Financial, Inc., 4.125%, 3/30/2020	569,140
6,005,000	Ally Financial, Inc., 4.125%, 2/13/2022	5,944,950
2,904,358	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,111,287
770,000	Altria Group, Inc., 2.850%, 8/09/2022	750,658
3,930,000	Altria Group, Inc., 4.000%, 1/31/2024	4,071,421
2,610,000	American International Group, Inc., 4.800%, 7/10/2045	2,523,489
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	2,029,866
1,525,000	AT&T, Inc., 4.750%, 5/15/2046	1,396,284

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$3,140,000	Aviation Capital Group Corp., 4.875%, 10/01/2025, 144A	$3,120,752
3,756,000	Ball Corp., 4.000%, 11/15/2023	3,582,285
4,510,000	Bank of America Corp., 4.100%, 7/24/2023	4,663,173
891,000	Becton Dickinson and Co., 3.734%, 12/15/2024	898,597
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.831%, 8/15/2029, 144A(c)	3,776,465
4,580,000	BorgWarner, Inc., 1.800%, 11/07/2022, (EUR)	5,026,759
3,175,000	Brixmor Operating Partnership LP, 3.875%, 8/15/2022	3,160,414
3,785,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.731%, 12/15/2027, 144A(b)(c)	3,761,257
2,975,000	Celgene Corp., 3.550%, 8/15/2022	3,003,920
2,910,000	Celgene Corp., 5.000%, 8/15/2045	2,921,314
5,199,436	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	5,131,717
5,912,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,640,935
2,515,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	679,050
1,405,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	407,450
4,102,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/2018	4,122,510
3,254,000	Cigna Corp., 3.250%, 4/15/2025	3,193,036
256,000	Cimarex Energy Co., 4.375%, 6/01/2024	227,110
2,370,000	CIT Group, Inc., 4.250%, 8/15/2017	2,423,325
1,325,000	Citigroup, Inc., 3.875%, 3/26/2025	1,289,607
3,100,000	Citigroup, Inc., 4.000%, 8/05/2024	3,070,197
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)	2,125,812
3,140,000	Citigroup, Inc., 4.400%, 6/10/2025	3,171,425
7,005,000	Comcast Corp., 4.200%, 8/15/2034(b)	6,939,090
3,441,189	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.031%, 5/13/2031, 144A(c)(d)	3,398,308
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A	2,589,520
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 2.467%, 8/13/2027, 144A(c)	2,743,861
4,000,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 2.081%, 6/15/2034, 144A(c)	3,987,418

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$340,000	Concho Resources, Inc., 5.500%, 4/01/2023	$314,500
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,406,000
98,531	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	104,442
6,285,000	Continental Resources, Inc., 3.800%, 6/01/2024	4,427,324
1,015,000	Continental Resources, Inc., 4.500%, 4/15/2023	729,236
1,845,000	Corning, Inc., 4.700%, 3/15/2037	1,781,903
2,058,741	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.287%, 11/26/2036, 144A(c)	2,023,363
1,885,000	Credit Suisse Mortgage Trust, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A(c)	1,931,982
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,369,033
3,265,000	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025	3,253,181
2,215,000	Devon Energy Corp., 5.850%, 12/15/2025	2,154,185
295,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	179,091
2,690,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	2,453,369
3,273,000	Energy Transfer Partners LP, 3.600%, 2/01/2023	2,694,213
1,770,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	1,577,867
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	1,947,286
1,710,000	Energy Transfer Partners LP, 6.125%, 12/15/2045	1,391,266
5,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A(b)	5,684,610
1,580,000	Flextronics International Ltd., 4.750%, 6/15/2025, 144A	1,538,525
4,180,000	FNMA (TBA), 3.000%, 2/01/2046(e)	4,171,711
42,580,000	FNMA (TBA), 3.500%, 2/01/2046(e)	43,839,293
35,050,000	FNMA (TBA), 4.000%, 2/01/2046(e)	37,019,102
3,450,000	Ford Motor Credit Co. LLC, 3.664%, 9/08/2024	3,354,818
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)	4,569,867
930,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	951,424
5,508,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023	5,659,927
130,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	68,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,625,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	$845,000
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)(b)	6,614,385
8,000,000	General Motors Financial Co., Inc., 3.150%, 1/15/2020(b)	7,928,408
2,235,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	2,143,944
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,700,152
965,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	954,520
4,100,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	4,157,617
2,745,000	Gilead Sciences, Inc., 4.750%, 3/01/2046	2,778,011
1,214,678	GNMA, 1.988%, 5/20/2064(c)	1,271,491
1,571,024	GNMA, 2.301%, 11/20/2064(c)	1,668,018
1,624,442	GNMA, 2.376%, 11/20/2064(c)	1,732,628
3,074,080	GNMA, 2.541%, 10/20/2063(c)	3,284,188
513,024	GNMA, 4.446%, 4/20/2065	555,065
1,880,812	GNMA, 4.488%, 1/20/2063	2,010,467
4,217,652	GNMA, 4.556%, 12/20/2061(b)	4,440,013
1,649,908	GNMA, 4.563%, 2/20/2065	1,790,660
2,002,971	GNMA, 4.622%, 7/20/2064	2,172,353
3,616,041	GNMA, 4.668%, 5/20/2064(b)	3,963,365
1,861,426	GNMA, 4.674%, 7/20/2064	2,024,687
8,320,000	GNMA (TBA), 3.500%, 2/01/2046(e)	8,652,800
1,630,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	1,648,509
2,030,000	Goldman Sachs Group, Inc. (The), MTN, 3.850%, 7/08/2024	2,071,534
2,560,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,707,200
1,892,000	HCA, Inc., 4.750%, 5/01/2023	1,873,080
1,795,000	HCA, Inc., 5.375%, 2/01/2025	1,772,563
915,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035, 144A	881,715
2,650,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045, 144A	2,515,756

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,243,855	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A	$2,215,479
4,885,000	Host Hotels & Resorts LP, 4.750%, 3/01/2023	5,048,853
5,380,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/2023	5,187,052
7,800,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(b)	7,566,000
6,454,000	JPMorgan Chase & Co., 3.875%, 2/01/2024(b)	6,635,190
1,430,000	JPMorgan Chase & Co., 3.900%, 7/15/2025	1,472,886
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.531%, 8/15/2027, 144A(b)(c)	3,778,316
1,180,422	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.172%, 9/26/2035, 144A(c)	1,173,713
1,965,000	KB Home, 4.750%, 5/15/2019	1,906,050
1,020,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,016,175
1,970,000	Lennar Corp., 4.750%, 5/30/2025	1,925,675
1,950,000	Lennar Corp., 4.875%, 12/15/2023	1,940,250
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	4,824,637
4,987,855	Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.980%, 1/15/2045, 144A	4,898,349
1,741,971	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	1,762,761
1,030,000	McGraw Hill Financial, Inc., 2.500%, 8/15/2018	1,036,428
1,380,000	McGraw Hill Financial, Inc., 3.300%, 8/14/2020	1,391,792
3,595,000	McGraw Hill Financial, Inc., 4.400%, 2/15/2026	3,678,267
1,445,000	MetLife, Inc., 4.050%, 3/01/2045	1,340,947
5,025,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	4,509,938
6,085,000	Morgan Stanley, 3.750%, 2/25/2023(b)	6,232,659
1,900,000	Morgan Stanley, 3.950%, 4/23/2027	1,844,100
460,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	468,914
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.795%, 8/12/2045, 144A(c)	4,546,860
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.795%, 8/15/2045, 144A(c)	1,556,366
670,000	MPLX LP, 4.500%, 7/15/2023, 144A	599,449
60,000	MPLX LP, 4.875%, 12/01/2024, 144A	53,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,220,000	MPLX LP, 5.500%, 2/15/2023, 144A	$1,067,500
395,000	Newfield Exploration Co., 5.625%, 7/01/2024	336,738
4,980,000	Noble Energy, Inc., 5.250%, 11/15/2043	4,017,451
534,000	Omnicom Group, Inc., 3.650%, 11/01/2024	528,951
3,540,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	3,533,026
714,484	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	733,807
1,355,000	Pioneer Natural Resources Co., 3.450%, 1/15/2021	1,251,143
2,970,000	Pioneer Natural Resources Co., 3.950%, 7/15/2022	2,711,307
2,595,000	Pioneer Natural Resources Co., 4.450%, 1/15/2026	2,336,574
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(b)	7,073,327
425,000	QEP Resources, Inc., 5.250%, 5/01/2023	301,750
165,000	QEP Resources, Inc., 5.375%, 10/01/2022	118,800
1,285,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,223,963
1,020,000	Range Resources Corp., 5.000%, 3/15/2023	759,900
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(c)	2,737,951
859,994	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	875,874
6,272,000	Sirius International Group, 6.375%, 3/20/2017, 144A(b)	6,406,930
780,000	SM Energy Co., 5.625%, 6/01/2025	514,800
3,890,000	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025	3,803,370
2,395,440	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 5/25/2023, 144A	2,390,148
1,459,033	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,437,898
1,820,833	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A	1,801,222
2,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	2,733,375
455,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	439,075
4,415,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	4,304,625
2,050,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	1,608,803
1,545,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	1,998,810

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$575,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	$519,596
2,228,000	Time Warner, Inc., 4.650%, 6/01/2044	2,043,860
1,550,000	Time Warner, Inc., 4.850%, 7/15/2045	1,475,986
260,000	Time Warner, Inc., 4.900%, 6/15/2042	244,421
1,080,000	Time Warner, Inc., 5.350%, 12/15/2043	1,078,439
5,495,000	U.S. Treasury Bond, 2.875%, 5/15/2043(f)	5,357,625
500,000	U.S. Treasury Note, 0.625%, 8/31/2017	496,797
140,000	U.S. Treasury Note, 1.625%, 11/30/2020	139,169
1,532,741	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,569,557
1,300,000	Verizon Communications, Inc., 3.000%, 11/01/2021	1,296,346
1,145,000	Verizon Communications, Inc., 3.850%, 11/01/2042	935,906
725,000	Verizon Communications, Inc., 4.272%, 1/15/2036	654,529
2,150,000	Verizon Communications, Inc., 4.400%, 11/01/2034	1,983,652
2,473,000	Verizon Communications, Inc., 4.522%, 9/15/2048	2,211,596
490,000	Verizon Communications, Inc., 4.750%, 11/01/2041	451,903
2,138,000	Verizon Communications, Inc., 4.862%, 8/21/2046	2,024,100
5,155,000	Verizon Communications, Inc., 5.050%, 3/15/2034	5,136,019
151,000	Verizon Communications, Inc., 6.400%, 9/15/2033	172,031
2,096,000	Viacom, Inc., 4.375%, 3/15/2043	1,535,364
65,000	Viacom, Inc., 5.250%, 4/01/2044	53,632
40,000	Viacom, Inc., 5.850%, 9/01/2043	35,919
655,000	Virginia Electric and Power Co., 4.450%, 2/15/2044	673,689
3,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	3,221,797
5,130,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	3,873,150
3,015,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	2,144,419

		519,469,260

	Total Non-Convertible Bonds (Identified Cost $1,813,392,142)	1,632,609,643

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 0.2%
	United States – 0.2%
$1,770,000	Rovi Corp., 0.500%, 3/01/2020, 144A	$1,546,537
1,085,000	RTI International Metals, Inc., 1.625%, 10/15/2019	1,110,091

	Total Convertible Bonds (Identified Cost $2,724,647)	2,656,628

	Total Bonds and Notes (Identified Cost $1,816,116,789)	1,635,266,271

Shares
Preferred Stocks – 0.3%
	United States – 0.3%
186,207	PNC Financial Services Group, Inc. (The), 5.375% (Identified Cost $4,655,175)	4,757,589

Principal Amount (‡)
Short-Term Investments – 5.3%
$6,082,354	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $6,082,374 on 1/04/2016 collateralized by $6,260,000 U.S. Treasury Note, 1.750% due 2/28/2022 valued at $6,205,225 including accrued interest(g)	6,082,354
82,835,000	U.S. Treasury Bills, 0.245%, 4/28/2016(b)(h)	82,765,584

	Total Short-Term Investments (Identified Cost $88,850,822)	88,847,938

	Total Investments – 103.7% (Identified Cost $1,909,622,786)(a)	1,728,871,798
	Other assets less liabilities – (3.7)%	(61,436,511)

	Net Assets – 100.0%	$1,667,435,287

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets
$ 3,398,308	0.2%

[1]    Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $1,922,120,592 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,420,291
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(206,669,085)

Net unrealized depreciation	$(193,248,794)

At September 30, 2015, late-year ordinary and post-October capital loss deferrals were $26,469,151. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(d)	Illiquid security. At December 31, 2015, the value of this security amounted to $3,398,308 or 0.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	A portion of this security has been pledged as initial margin for open futures contracts.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At

December 31, 2015, the value of Rule 144A holdings amounted to $402,228,611 or 24.1% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	2/29/2016	Australian Dollar	5,320,000	$3,866,164	$(61,406)
Sell[2]	3/02/2016	Brazilian Real	6,025,000	1,495,865	73,146
Buy[1]	3/08/2016	Canadian Dollar	2,400,000	1,734,785	(31,780)
Sell[1]	3/08/2016	Canadian Dollar	86,640,000	62,625,722	2,158,871
Buy[3]	1/29/2016	Euro	3,100,000	3,370,928	15,457
Buy[3]	1/29/2016	Euro	16,000,000	17,398,336	(337,265)
Sell[3]	1/29/2016	Euro	48,050,000	52,249,377	651,736
Sell[3]	1/29/2016	Euro	3,200,000	3,479,667	(27,219)
Buy[1]	3/16/2016	Japanese Yen	1,465,000,000	12,208,641	291,872
Sell[4]	3/16/2016	Mexican Peso	160,000,000	9,236,850	291,781
Buy[1]	3/11/2016	South Korean Won	36,196,469,000	30,823,371	(241,227)
Buy[1]	3/16/2016	Swiss Franc	12,900,000	12,918,389	(4,161)

Total					$2,779,805

At December 31, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
3/16/2016	Australian Dollar	46,000,000	Euro[1]	30,268,634	$(449,610)
1/04/2016	Indonesian Rupiah	290,990,000,000	Japanese Yen[5]	2,263,104,681	(2,280,568)
4/04/2016	Indonesian Rupiah	290,990,000,000	Japanese Yen[5]	2,499,914,089	207,028
3/16/2016	Japanese Yen	620,000,000	Euro[6]	4,652,859	(101,234)
3/16/2016	Japanese Yen	2,140,000,000	Euro[6]	16,004,439	(409,768)
1/04/2016	Japanese Yen	2,575,132,743	Indonesian Rupiah[5]	290,990,000,000	(315,448)
3/16/2016	Norwegian Krone	166,120,000	Euro[1]	17,398,772	187,794
3/16/2016	Norwegian Krone	14,700,000	Euro[1]	1,543,950	21,330
3/16/2016	Swedish Krona	50,000,000	Euro[1]	5,411,138	(44,103)
3/16/2016	Swedish Krona	83,500,000	Norwegian Krone[1]	83,146,627	(524,896)
1/11/2016	Turkish Lira	7,800,000	Euro[1]	2,295,671	(173,917)

Total					$(3,883,392)

[1]	Counterparty is Credit Suisse International
[2]	Counterparty is Deutsche Bank AG
[3]	Counterparty is Citibank N.A.
[4]	Counterparty is UBS AG
[5]	Counterparty is Bank of America, N.A.
[6]	Counterparty is Morgan Stanley & Co.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/21/2016	169	$26,818,188	$117,070
5 Year U.S. Treasury Note	3/31/2016	1,035	122,461,524	(338,259)

Total				$(221,189)

At December 31, 2015, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/21/2016	1,153	$145,169,906	$432,146
30 Year U.S. Treasury Bond	3/21/2016	261	40,128,750	(173,811)

Total				$258,335

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Canada	$—	$56,910,305	$3,299,819	(a)	$60,210,124
Switzerland	—	4,441,504	8,390,502	(a)	12,832,006
United States	—	513,784,650	5,684,610	(a)	519,469,260
All Other Non-Convertible Bonds*	—	1,040,098,253	—		1,040,098,253

Total Non-Convertible Bonds	—	1,615,234,712	17,374,931		1,632,609,643

Convertible Bonds*	—	2,656,628	—		2,656,628

Total Bonds and Notes	—	1,617,891,340	17,374,931		1,635,266,271

Preferred Stocks*	4,757,589	—	—		4,757,589
Short-Term Investments	—	88,847,938	—		88,847,938

Total Investments	4,757,589	1,706,739,278	17,374,931		1,728,871,798

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,899,015	—		3,899,015
Futures Contracts (unrealized appreciation)	549,216	—	—		549,216

Total	$5,306,805	$1,710,638,293	$17,374,931		$1,733,320,029

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(5,002,602)	$—		$(5,002,602)
Futures Contracts (unrealized depreciation)	(512,070)	—	—		(512,070)

Total	$(512,070)	$(5,002,602)	$—		$(5,514,672)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
Canada	$3,432,506	$—	$—	$(132,687)	$—	$—	$—	$—	$3,299,819	$(132,687)
Switzerland	—	—	—	(277,350)	—	(103,853)	8,771,705	—	8,390,502	(277,350)
United States	5,708,550	—	—	(23,940)	—	—	—	—	5,684,610	(23,940)

Total	$9,141,056	$—	$—	$(433,977)	$—	$(103,853)	$8,771,705	$—	$17,374,931	$(433,977)

A debt security valued at $8,771,705 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended December 31, 2015, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$3,899,015	$—
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	549,216

Total asset derivatives	$3,899,015	$549,216

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(5,002,602)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(512,070)

Total liability derivatives	$(5,002,602)	$(512,070)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(2,388,988)	$2,515,000
Morgan Stanley & Co.	(511,002)	180,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$11,469,015	$5,338,648

These amounts include cash received as collateral by the Fund in the amount of $1,600,000.

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	38.6%
Banking	9.1
Mortgage Related	7.0
Local Authorities	4.7
Non-Agency Commercial Mortgage-Backed Securities	3.4
Automotive	3.1
ABS Other	2.6
ABS Home Equity	2.6
Life Insurance	2.1
Other Investments, less than 2% each	25.2
Short-Term Investments	5.3

Total Investments	103.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(3.7)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2015 (Unaudited)

United States Dollar	47.9%
Euro	16.5
Japanese Yen	14.3
British Pound	5.7
Canadian Dollar	3.6
Australian Dollar	3.5
Mexican Peso	3.4
Norwegian Krone	2.7
Other, less than 2% each	6.1

Total Investments	103.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(3.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.2% of Net Assets
Non-Convertible Bonds – 83.7%
	ABS Home Equity – 1.7%
$165,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.851%, 6/17/2031, 144A(b)	$158,140
175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(c)	174,586
102,014	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	104,309
67,318	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	70,391
326,344	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.000%, 10/25/2034	336,966
75,603	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	76,753
75,228	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	77,069
100,000	CAM Mortgage Trust LLC, Series 2015-1, Class M, 4.750%, 7/15/2064, 144A(b)	99,026
36,710	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.626%, 5/25/2035(b)	34,456
113,402	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.632%, 5/25/2035(b)	93,673
76,366	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 4.994%, 5/25/2035(c)	76,355
116,361	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.915%, 6/19/2035(b)	112,771
93,807	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.197%, 7/19/2035(b)	88,513
75,910	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.868%, 12/25/2034(b)(c)	75,281
132,737	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.062%, 7/25/2045(b)	114,808
120,245	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.922%, 1/25/2036(b)(d)	77,525
84,984	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	84,380
91,799	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(c)	95,700
129,381	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.151%, 9/25/2046(b)	117,627
198,655	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.901%, 1/25/2047(b)	178,746

		2,247,075

	ABS Other – 0.2%
235,119	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)(c)	228,343
48,805	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	51,834

		280,177

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – 2.7%
$45,000	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$46,800
45,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	45,844
90,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	91,350
600,000	KLX, Inc., 5.875%, 12/01/2022, 144A	570,000
1,425,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,318,125
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	420,000
350,000	Oshkosh Corp., 5.375%, 3/01/2025	343,000
265,000	TransDigm, Inc., 6.000%, 7/15/2022	259,037
225,000	TransDigm, Inc., 6.500%, 7/15/2024	223,762
185,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	179,219

		3,497,137

	Airlines – 2.4%
1,238,868	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A(c)	1,249,770
145,280	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024(c)	167,334
367,421	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024(c)	412,429
1,280,000	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A(c)	1,193,997
70,631	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	71,161

		3,094,691

	Automotive – 2.4%
75,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	71,944
365,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023(c)	361,036
1,250,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021(c)	1,267,566
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	61,500
100,000	Goodyear Tire & Rubber Co. (The), 6.500%, 3/01/2021	105,125
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	337,600
415,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	371,425
585,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	557,213

		3,133,409

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – 5.1%
$600,000	Ally Financial, Inc., 3.500%, 1/27/2019	$591,750
155,000	Ally Financial, Inc., 4.125%, 3/30/2020	154,225
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	19,800
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	1,003,275
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A(c)	1,291,174
350,000	Deutsche Bank AG, 4.500%, 4/01/2025	321,968
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A(e)	1,313,438
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018(c)	420,404
265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	285,409
1,210,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(c)	1,317,325

		6,718,768

	Brokerage – 0.6%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	168,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036(c)	129,327
515,000	Jefferies Group LLC, 6.450%, 6/08/2027(c)	544,281

		841,608

	Building Materials – 1.8%
670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	495,800
445,000	BMC Stock Holdings, Inc., 9.000%, 9/15/2018, 144A	462,800
320,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	336,800
265,000	HD Supply, Inc., 5.250%, 12/15/2021, 144A	270,300
80,000	Masco Corp., 5.950%, 3/15/2022(c)	86,400
15,000	Masco Corp., 7.750%, 8/01/2029	16,650
150,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	157,500
100,000	USG Corp., 5.500%, 3/01/2025, 144A	101,500
110,000	USG Corp., 5.875%, 11/01/2021, 144A	114,400
15,000	USG Corp., 9.750%, 1/15/2018	16,688
325,000	Vulcan Materials Co., 4.500%, 4/01/2025	321,750

		2,380,588

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – 6.9%
$490,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	$483,875
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	400,500
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	70,700
85,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	84,575
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023	235,750
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	621,637
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	572,125
540,000	CSC Holdings LLC, 5.250%, 6/01/2024	473,850
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	44,213
25,000	CSC Holdings LLC, 7.625%, 7/15/2018	26,313
230,000	CSC Holdings LLC, 7.875%, 2/15/2018	242,075
625,000	DISH DBS Corp., 5.000%, 3/15/2023	542,187
440,000	DISH DBS Corp., 5.125%, 5/01/2020	435,600
480,000	DISH DBS Corp., 5.875%, 7/15/2022	447,600
500,000	DISH DBS Corp., 5.875%, 11/15/2024	445,000
300,000	Neptune Finco Corp., 10.125%, 1/15/2023, 144A	312,750
300,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A	314,625
115,000	Sirius XM Radio, Inc., 5.750%, 8/01/2021, 144A	118,450
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,304,358
265,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	279,575
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	850,937
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	200,000
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	524,038

		9,030,733

	Chemicals – 0.8%
150,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	158,156
805,000	Hercules, Inc., 6.500%, 6/30/2029	680,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$195,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/01/2020(c)	$203,775

		1,042,156

	Construction Machinery – 0.5%
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	114,713
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	287,100
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	260,737

		662,550

	Consumer Cyclical Services – 0.6%
265,000	Interval Acquisition Corp., 5.625%, 4/15/2023, 144A	263,013
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	292,125
220,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	218,900

		774,038

	Diversified Manufacturing – 0.1%
75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	75,938

	Electric – 2.1%
300,000	AES Corp. (The), 5.500%, 4/15/2025	261,375
315,000	Calpine Corp., 7.875%, 1/15/2023, 144A	335,475
23,970	CE Generation LLC, 7.416%, 12/15/2018	22,682
150,000	Dynegy, Inc., 6.750%, 11/01/2019	141,000
190,000	Dynegy, Inc., 7.375%, 11/01/2022	165,300
200,000	EDP Finance BV, 4.125%, 1/15/2020, 144A(c)	200,460
1,495,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(e)	1,702,431

		2,828,723

	Environmental – 0.1%
195,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	193,050

	Finance Companies – 5.3%
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019	149,813
570,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021	579,262
220,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	225,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$375,000	Aircastle Ltd., 5.125%, 3/15/2021	$385,312
65,000	Aircastle Ltd., 5.500%, 2/15/2022	66,625
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,750
220,000	International Lease Finance Corp., 5.875%, 8/15/2022	234,300
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	48,206
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	82,775
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	308,550
135,000	iStar, Inc., 4.000%, 11/01/2017	132,368
195,000	iStar, Inc., 4.875%, 7/01/2018	191,100
585,000	iStar, Inc., 5.000%, 7/01/2019	568,181
75,000	iStar, Inc., 5.850%, 3/15/2017	76,313
55,000	iStar, Inc., 7.125%, 2/15/2018	56,925
865,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	787,150
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	209,212
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	24,450
65,000	Navient LLC, 4.875%, 6/17/2019	59,800
185,000	Navient LLC, 5.500%, 1/25/2023	148,000
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	780,725
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	140,288
705,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	671,512
385,000	Springleaf Finance Corp., 5.250%, 12/15/2019	365,750
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	275,800
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	111,100
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	204,000
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	100,980

		7,017,472

	Financial Other – 1.2%
450,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019(c)	445,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$735,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022(c)	$718,463
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	393,820

		1,558,233

	Food & Beverage – 0.5%
260,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	295,100
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	114,300
265,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	280,238

		689,638

	Gaming – 1.7%
485,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020(c)	475,300
1,755,000	MGM Resorts International, 6.000%, 3/15/2023	1,741,838

		2,217,138

	Government Owned - No Guarantee – 0.9%
260,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	157,950
260,000	Petrobras Global Finance BV, 6.250%, 3/17/2024(c)	186,550
720,000	Petrobras Global Finance BV, 6.750%, 1/27/2041(e)	460,800
445,000	Petrobras Global Finance BV, 6.875%, 1/20/2040(c)	289,250
110,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	74,250

		1,168,800

	Health Insurance – 0.6%
721,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	742,630

	Healthcare – 5.6%
135,000	Amsurg Corp., 5.625%, 7/15/2022	133,650
215,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	203,981
335,000	ExamWorks Group, Inc., 5.625%, 4/15/2023	333,325
1,095,000	Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A	1,105,950
55,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	53,625
300,000	HCA Holdings, Inc., 6.250%, 2/15/2021	317,250
655,000	HCA, Inc., 5.375%, 2/01/2025	646,812

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$430,000	HCA, Inc., 7.050%, 12/01/2027	$433,225
35,000	HCA, Inc., 7.500%, 12/15/2023	37,450
790,000	HCA, Inc., 7.500%, 11/06/2033	841,350
40,000	HCA, Inc., 7.690%, 6/15/2025	43,100
40,000	HCA, Inc., 8.360%, 4/15/2024	45,200
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	220,888
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	21,200
135,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	137,700
70,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	65,450
190,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	174,800
140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	142,450
50,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	50,250
180,000	Team Health, Inc., 7.250%, 12/15/2023, 144A	186,300
490,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	454,475
1,145,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	927,450
445,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A(c)	452,788
285,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A(c)	287,850

		7,316,519

	Home Construction – 2.5%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)	3,870
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	174,200
385,000	Lennar Corp., 4.750%, 11/15/2022	381,727
1,180,000	Lennar Corp., 4.750%, 5/30/2025	1,153,450
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	705,600
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	502,425
380,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	371,450
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(f)	1,828

		3,294,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 6.8%
$1,035,000	Antero Resources Corp., 5.125%, 12/01/2022	$786,600
75,000	Antero Resources Corp., 5.375%, 11/01/2021	60,000
100,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	67,250
1,010,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	676,700
220,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	114,400
500,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	302,500
30,000	California Resources Corp., 5.000%, 1/15/2020	10,688
640,000	California Resources Corp., 5.500%, 9/15/2021	201,600
310,000	California Resources Corp., 6.000%, 11/15/2024	94,550
920,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	255,355
5,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	1,350
70,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	20,300
100,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	28,200
185,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	53,650
110,000	Concho Resources, Inc., 5.500%, 10/01/2022	100,100
300,000	Concho Resources, Inc., 5.500%, 4/01/2023	277,500
250,000	Continental Resources, Inc., 3.800%, 6/01/2024(e)	176,107
75,000	Continental Resources, Inc., 4.500%, 4/15/2023	53,884
480,000	Continental Resources, Inc., 5.000%, 9/15/2022	354,000
445,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	212,487
100,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	69,000
105,000	Halcon Resources Corp., 8.875%, 5/15/2021	26,775
270,000	Halcon Resources Corp., 9.750%, 7/15/2020	78,300
85,000	Matador Resources Co., 6.875%, 4/15/2023	79,050
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	171,250
140,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	98,000
365,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	259,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$945,000	Noble Energy, Inc., 5.875%, 6/01/2022(c)	$898,978
834,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	533,760
220,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	157,850
570,000	QEP Resources, Inc., 5.250%, 5/01/2023	404,700
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	151,200
165,000	Rex Energy Corp., 6.250%, 8/01/2022	33,000
215,000	Rex Energy Corp., 8.875%, 12/01/2020	33,863
660,000	Rice Energy, Inc., 6.250%, 5/01/2022	475,200
120,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	110,400
250,000	RSP Permian, Inc., 6.625%, 10/01/2022	230,000
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	108,000
60,000	Sanchez Energy Corp., 7.750%, 6/15/2021	36,600
120,000	SM Energy Co., 5.000%, 1/15/2024	78,000
40,000	SM Energy Co., 5.625%, 6/01/2025	26,400
140,000	SM Energy Co., 6.125%, 11/15/2022	102,900
135,000	SM Energy Co., 6.500%, 11/15/2021	100,575
15,000	SM Energy Co., 6.500%, 1/01/2023	11,025
250,000	Southwestern Energy Co., 4.950%, 1/23/2025(c)	157,500
200,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	48,000
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	550,395

		8,877,092

	Industrial Other – 0.1%
130,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	134,550

	Integrated Energy – 0.1%
400,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A	76,000
415,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A	83,000

		159,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – 0.3%
$430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	$437,525

	Lodging – 0.6%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	390,775
400,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	414,500

		805,275

	Media Entertainment – 1.7%
395,000	AMC Networks, Inc., 4.750%, 12/15/2022	395,000
830,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	766,712
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	82,025
455,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	443,625
303,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	298,455
45,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	46,013
295,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	263,288

		2,295,118

	Metals & Mining – 2.4%
405,000	Alcoa, Inc., 5.400%, 4/15/2021	393,862
235,000	Alcoa, Inc., 5.900%, 2/01/2027(c)	215,612
50,000	Alcoa, Inc., 6.750%, 1/15/2028	47,500
150,000	ArcelorMittal, 7.750%, 3/01/2041	101,438
930,000	ArcelorMittal, 8.000%, 10/15/2039	634,725
600,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	372,000
160,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(f)(g)	9,600
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	109,813
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	221,875
870,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024(c)	498,075
75,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	39,000
165,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(c)	116,820
340,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	318,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$200,000	Samarco Mineracao S.A., 5.375%, 9/26/2024, 144A	$66,000

		3,145,070

	Midstream – 4.4%
365,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	292,453
120,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	114,900
55,000	Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	45,675
80,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	66,329
35,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	24,628
150,000	MPLX LP, 4.500%, 7/15/2023, 144A	134,205
430,000	MPLX LP, 4.875%, 12/01/2024, 144A	385,925
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	281,250
340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	268,600
195,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023(c)	168,702
175,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020(c)	170,959
130,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022(c)	122,533
160,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	113,600
175,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 11/15/2023, 144A	124,250
825,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	759,000
160,000	Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	140,400
335,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025, 144A	283,494
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	180,375
985,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	820,012
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	38,500
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	277,500
345,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	279,450
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	90,563
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	13,575
80,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	77,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	$341,100
135,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	128,925

		5,744,503

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
590,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.476%, 5/15/2018, 144A(b)(g)	590,000
650,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(b)	639,842
385,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/05/2030, 144A(b)	384,848
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.723%, 4/12/2049(b)(c)	259,044

		1,873,734

	Oil Field Services – 0.2%
60,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	36,426
20,000	Global Marine, Inc., 7.000%, 6/01/2028	9,250
85,000	Noble Holding International Ltd., 5.250%, 3/15/2042	47,129
155,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(g)	21,700
310,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(g)	43,400
15,000	Parker Drilling Co., 6.750%, 7/15/2022	10,181
150,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	69,750
155,000	Transocean, Inc., 4.300%, 10/15/2022(c)	82,150

		319,986

	Packaging – 0.9%
545,000	Ball Corp., 4.375%, 12/15/2020	555,900
325,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	312,813
360,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	306,000

		1,174,713

	Pharmaceuticals – 2.2%
200,000	Grifols Worldwide Operations Ltd., 5.250%, 4/01/2022	201,000
1,065,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,027,725
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	366,562
95,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	83,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$40,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	$36,800
1,070,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	954,975
15,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	14,865
220,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	207,350

		2,892,877

	Property & Casualty Insurance – 0.3%
370,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	333,000

	Retailers – 1.8%
125,000	CVS Health Corp., 4.750%, 12/01/2022, 144A(c)	133,939
165,000	CVS Health Corp., 5.000%, 12/01/2024, 144A(c)	178,505
480,000	Dillard’s, Inc., 7.000%, 12/01/2028(c)	531,677
75,000	Dillard’s, Inc., 7.875%, 1/01/2023(c)	88,355
170,000	Dollar Tree, Inc., 5.750%, 3/01/2023, 144A	175,950
280,000	Foot Locker, Inc., 8.500%, 1/15/2022(h)	308,357
160,000	GameStop Corp., 5.500%, 10/01/2019, 144A	157,600
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	123,750
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	529,650
95,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	87,163
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	31,500

		2,346,446

	Supermarkets – 0.7%
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	422,263
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,425
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	9,450
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	495,075
50,000	SUPERVALU, Inc., 7.750%, 11/15/2022	45,375

		976,588

	Technology – 6.6%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	113,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$2,305,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$2,333,812
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	291,450
251,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	217,115
70,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	67,375
50,000	CommScope, Inc., 4.375%, 6/15/2020, 144A	50,375
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	134,225
395,000	Equinix, Inc., 4.875%, 4/01/2020	410,603
90,000	Equinix, Inc., 5.375%, 1/01/2022	92,250
140,000	Equinix, Inc., 5.375%, 4/01/2023	142,800
1,360,000	First Data Corp., 7.000%, 12/01/2023, 144A	1,360,000
480,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	430,800
670,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	589,600
130,000	Micron Technology, Inc., 5.500%, 2/01/2025	113,100
190,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	164,350
75,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	76,125
675,000	NXP BV/NXP Funding LLC, 4.625%, 6/15/2022, 144A	663,188
320,000	Open Text Corp., 5.625%, 1/15/2023, 144A	316,800
335,000	Qorvo, Inc., 6.750%, 12/01/2023, 144A	341,700
515,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	509,206
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	233,825

		8,651,999

	Transportation Services – 0.3%
185,000	APL Ltd., 8.000%, 1/15/2024(g)	136,900
5,521	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(h)	5,617
132,886	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(h)(i)	135,876
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	113,563

		391,956

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 3.6%
$220,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	$189,750
970,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	875,425
500,000	Crown Castle International Corp., 5.250%, 1/15/2023(c)	525,625
1,185,000	Numericable-SFR, 6.000%, 5/15/2022, 144A	1,149,450
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	345,960
585,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	601,087
580,000	T-Mobile USA, Inc., 6.633%, 4/28/2021	601,750
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	391,050

		4,680,097

	Wirelines – 3.0%
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	19,775
270,000	CenturyLink, Inc., 6.450%, 6/15/2021	263,250
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	199,100
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	11,700
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	163,031
285,000	Frontier Communications Corp., 10.500%, 9/15/2022, 144A	283,931
640,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	654,400
95,000	Level 3 Financing, Inc., 5.125%, 5/01/2023, 144A	94,406
5,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	5,075
35,000	Level 3 Financing, Inc., 5.375%, 5/01/2025, 144A	34,825
385,000	Level 3 Financing, Inc., 6.125%, 1/15/2021	398,475
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	374,400
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,613
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036(c)	378,750
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038(c)	302,325
630,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	622,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036(c)	$90,131

		3,900,312

	Total Non-Convertible Bonds (Identified Cost $118,659,289)	109,945,462

Convertible Bonds – 3.5%
	Building Materials – 0.6%
45,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	40,247
365,000	Lennar Corp., 3.250%, 11/15/2021, 144A	760,797

		801,044

	Consumer Cyclical Services – 0.5%
535,000	Jarden Corp., 1.125%, 3/15/2034	656,378
10,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	11,181

		667,559

	Consumer Products – 0.2%
550,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	270,875

	Diversified Operations – 0.1%
130,000	RWT Holdings, Inc., 5.625%, 11/15/2019	120,088

	Energy – 0.2%
475,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	268,969

	Leisure – 0.4%
615,000	Rovi Corp., 0.500%, 3/01/2020, 144A	537,356

	Metals & Mining – 0.2%
290,000	RTI International Metals, Inc., 1.625%, 10/15/2019	296,706

	Midstream – 0.2%
185,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	86,950
250,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	170,000

		256,950

	Pharmaceuticals – 0.6%
27,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	34,661
491,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	656,099

		690,760

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	REITs - Mortgage – 0.0%
$20,000	Redwood Trust, Inc., 4.625%, 4/15/2018	$18,625

	Technology – 0.5%
315,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	302,400
90,000	MercadoLibre, Inc., 2.250%, 7/01/2019	100,294
220,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	182,875
96,000	Nuance Communications, Inc., 1.500%, 11/01/2035	103,020

		688,589

	Total Convertible Bonds (Identified Cost $5,019,234)	4,617,521

	Total Bonds and Notes (Identified Cost $123,678,523)	114,562,983

Senior Loans – 0.1%
	Chemicals – 0.1%
154,225	Chemours Co. (The), Term Loan B, 3.750%, 5/12/2022 (b) (Identified Cost $153,522)	140,858

Shares
Preferred Stocks – 2.0%
Convertible Preferred Stocks – 1.6%
	Electric – 0.3%
3,103	Dominion Resources, Inc., 6.375%(c)	149,192
546	Dominion Resources, Inc., Series A, 6.125%	28,982
4,143	Dominion Resources, Inc., Series B, 6.000%(c)	222,355

		400,529

	Metals & Mining – 0.3%
10,476	Alcoa, Inc., Series 1, 5.375%	348,955

	Midstream – 0.1%
90	Chesapeake Energy Corp., 5.750%	17,944
641	Chesapeake Energy Corp., 5.750%	131,004
13	Chesapeake Energy Corp., 5.750%, 144A	2,657

		151,605

	Pharmaceuticals – 0.9%
1,174	Allergan PLC, Series A, 5.500%	1,209,431

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	REITs - Mortgage – 0.0%
554	iStar, Inc., Series J, 4.500%	$27,534

	Total Convertible Preferred Stocks (Identified Cost $2,569,512)	2,138,054

Non-Convertible Preferred Stocks – 0.4%
	Banking – 0.4%
4,733	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	121,922
13,577	SunTrust Banks, Inc., Series E, 5.875%(c)	351,509

		473,431

	Total Non-Convertible Preferred Stocks (Identified Cost $457,750)	473,431

	Total Preferred Stocks (Identified Cost $3,027,262)	2,611,485

Common Stocks – 0.1%
	Electric Utilities – 0.1%
808	NextEra Energy, Inc.	83,943

	Energy Equipment & Services – 0.0%
2,515	Hercules Offshore, Inc.(j)	5,458

	Total Common Stocks (Identified Cost $243,598)	89,401

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(h)(j)(n) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 8.5%
10,904,191	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $10,904,227 on 1/04/2016 collateralized by $11,225,000 U.S. Treasury Note, 1.750% due 02/28/2022 valued at $11,126,781 including accrued interest(k)	10,904,191
300,000	U.S. Treasury Bills, 0.150%, 1/28/2016(l)(m)	299,974

	Total Short-Term Investments (Identified Cost $11,204,158)	11,204,165

	Total Investments – 97.9% (Identified Cost $138,307,063)(a)	128,608,892
	Other assets less liabilities – 2.1%	2,745,674

	Net Assets – 100.0%	$131,354,566

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the funds included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$801,600	0.6%	$449,850	0.3%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $138,431,122 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,396,605
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,218,835)

Net unrealized depreciation	$(9,822,230)

(b)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or swap agreements.
(d)	The issuer is making partial payments with respect to principal.
(e)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or swap agreements.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security. At December 31, 2015, the value of these securities amounted to $801,600 or 0.6% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(h)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of these securities amounted to $449,850 or 0.3% of net assets.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Non-income producing security.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	A portion of this security has been pledged as initial margin for open futures contracts.
(n)	Illiquid security. At December 31, 2015, the value of this security amounted to $ — or 0.0% of net assets.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
December 31, 2015, the value of Rule 144A holdings amounted to $45,797,662 or 34.9% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At December 31, 2015, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* Series 23, 5-Year	5.00%	12/20/2019	3.50%	$6,790,000	$360,729	$(33,611)

^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/21/2016	49	$6,169,406	$18,365
30 Year U.S. Treasury Bond	3/21/2016	18	2,767,500	(11,987)

Total				$6,378

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$3,023,530	$71,161	(a)	$3,094,691
Non-Agency Commercial Mortgage-Backed Securities	—	1,283,734	590,000	(a)	1,873,734
Retailers	—	2,038,089	308,357	(b)	2,346,446
Transportation Services	—	250,463	141,493	(b)	391,956
All Other Non-Convertible Bonds*	—	102,238,635	—		102,238,635

Total Non-Convertible Bonds	—	108,834,451	1,111,011		109,945,462

Convertible Bonds*	—	4,617,521	—		4,617,521

Total Bonds and Notes	—	113,451,972	1,111,011		114,562,983

Senior Loans*	—	140,858	—		140,858
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	151,605	—		151,605
REITs - Mortgage	—	27,534	—		27,534
All Other Convertible Preferred Stocks*	1,958,915	—	—		1,958,915

Total Convertible Preferred Stocks	1,958,915	179,139	—	2,138,054

Non-Convertible Preferred Stocks*	473,431	—	—	473,431

Total Preferred Stocks	2,432,346	179,139	—	2,611,485

Common Stocks*	89,401	—	—	89,401
Warrants**	—	—	—	—
Short-Term Investments	—	11,204,165	—	11,204,165

Total Investments	2,521,747	124,976,134	1,111,011	128,608,892

Futures Contracts (unrealized appreciation)	18,365	—	—	18,365

Total	$2,540,112	$124,976,134	$1,111,011	$128,627,257

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(33,611)	$—	$(33,611)
Futures Contracts (unrealized depreciation)	(11,987)	—	—	(11,987)

Total	$(11,987)	$(33,611)	$—	$(45,598)

*	Details of the major categories of the Fund’s investments are reflected within the portfolio of Investments.
**	Fair valued at zero using level 2 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded. At September 30, 2015, these investments were categorized in Level 1. At December 31, 2015, these investments are categorized in Level 2 as the adviser has determined that settlement prices are more consistent with Level 2 inputs.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$241,176	$—	$—	$—	$—	$—	$—	$(241,176)	$—	$—
Airlines	—	—	—	(624)	—	(6,255)	78,040	—	71,161	(624)
Non-Agency Commercial Mortgage-Backed Securities	590,000	—	—	—	—	—	—	—	590,000	—
Retailers	307,361	315	—	681	—	—	—	—	308,357	681
Transportation Services	167,081	—	3,627	(6,181)	—	(23,034)	—	—	141,493	(1,747)
Warrants
Wirelines	—	—	—	—	—	—	—	—	—	—

Total	$1,305,618	$315	$3,627	$(6,124)	$—	$(29,289)	$78,040	$(241,176)	$1,111,011	$(1,690)

A debt security valued at $78,040 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $241,176 was transferred from Level 3 to Level 2 during the period ended December 31, 2015. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and swap agreements.

The Fund seeks to achieve high current income. The Fund may use a number of derivative instruments for risk management or as part of their investment strategies. During the period ended December 31, 2015, the Fund used credit default swap agreements (as a protection seller) to gain investment exposure in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2015, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2015:

Assets	Unrealized appreciation on futures contracts	Swap agreements at value
Exchange-traded/cleared asset derivatives
Interest rate contracts	$18,365	$—

Liabilities	Unrealized appreciation on futures contracts	Swap agreements at value
Exchange-traded/cleared liability derivatives
Credit contracts	$—	$(33,611)
Interest rate contracts	(11,987)	—

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2015:

Maximum Amount

of Loss - Gross

$771,991

Industry Summary at December 31, 2015 (Unaudited)

Technology	7.1%
Cable Satellite	6.9
Independent Energy	6.8
Healthcare	5.6
Banking	5.5
Finance Companies	5.3
Midstream	4.7
Pharmaceuticals	3.7
Wireless	3.6
Wirelines	3.0
Metals & Mining	2.9
Aerospace & Defense	2.7
Home Construction	2.5
Electric	2.4
Building Materials	2.4
Automotive	2.4
Airlines	2.4
Other Investments, less than 2% each	19.5
Short-Term Investments	8.5

Total Investments	97.9
Other assets less liabilities (including swap agreements and futures contracts)	2.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.6% of Net Assets
	Treasuries – 96.6%
$2,214,974	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)	$1,931,699
2,512,406	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)	3,399,306
14,894,214	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(b)	14,704,357
4,970,642	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(b)	4,744,438
3,936,540	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(b)(c)	3,811,267

	Total Bonds and Notes (Identified Cost $29,255,391)	28,591,067

Notional Amount
Purchased Swaptions – 0.1%
	Interest Rate Swaptions – 0.1%
2,500,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 2.570%, Receive 3-month LIBOR (d) (Identified Cost $77,000)	37,065

Principal Amount
Short-Term Investments – 3.6%
1,054,528	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $1,054,532 on 1/04/2016 collateralized by $1,090,000 U.S.Treasury Note, 1.750% due 3/31/2022 valued at $1,076,375 including accrued interest (e) (Identified Cost $1,054,528)	1,054,528

	Total Investments – 100.3% (Identified Cost $30,386,919)(a)	29,682,660
	Other assets less liabilities – (0.3)%	(95,479)

	Net Assets – 100.0%	$29,587,181

Notional Amount
Written Swaptions – (0.0%)
	Interest Rate Swaptions – (0.0%)
2,500,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 3-month LIBOR, Receive 3.070% (d) (Premiums Received $34,250)	$(11,114)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $30,386,919 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$—
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(704,259)

Net unrealized depreciation	$(704,259)

At September 30, 2015, the Fund had a short-term capital loss carryforward of $596,617 with no expiration date and a long-term capital loss carryforward of $1,263,205 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Treasury Inflation Protected Security (TIPS).
(c)	A portion of this security has been designated to cover the Fund’s obligations under open swaptions.
(d)	Counterparty is Bank of America, N.A.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

LIBOR London Interbank Offered Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$28,591,067	$—	$28,591,067
Purchased Swaptions*	—	37,065	—	37,065
Short-Term Investments	—	1,054,528	—	1,054,528

Total	$—	$29,682,660	$—	$29,682,660

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(11,114)	$—	$(11,114)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include swaptions.

The Fund may use interest rate swaption to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the period ended December 31, 2015, the Fund engaged in interest rate swaptions for this purpose.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2015, the Fund used interest rate swaptions to manage duration and to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of December 31, 2015:

Assets	Investments at value[1]
Over-the-counter asset derivatives
Interest rate contracts	$37,065

Liabilities	Swaptions written at value
Over-the-counter liability derivatives
Interest rate contracts	$(11,114)

[1]	Represents purchased swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including interest rate swaptions, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2015, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, each as of December 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss – Net
$37,065	$25,951

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	96.6%
Interest Rate Swaptions	0.1
Short-Term Investments	3.6

Total Investments	100.3
Other assets less liabilities (including open written swaptions)	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 80.2% of Net Assets
Non-Convertible Bonds – 68.8%
	Aerospace & Defense – 2.7%
$3,220,000	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$3,353,213
345,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	238,050
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	65,368
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,457,250
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,182,475
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,757,500
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,460,000
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	1,853,100
625,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	605,469

		15,972,425

	Airlines – 3.0%
4,890,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	3,723,956
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,243,200
368,162	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	370,923
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	820,125
429,303	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	438,293
205,757	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	224,398
21,655	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	22,955
366,556	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	367,314
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,196,713
267,482	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	281,889
1,249,229	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,396,013
258,765	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	279,466
2,105,294	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,105,294
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,751,312
204,011	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	207,071

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$322,336	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	$324,754

		17,753,676

	Automotive – 1.2%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,047,500
15,000	Ford Motor Co., 6.375%, 2/01/2029	16,896
95,000	Ford Motor Co., 6.625%, 2/15/2028	105,085
230,000	Ford Motor Co., 7.125%, 11/15/2025	268,906
40,000	Ford Motor Co., 7.500%, 8/01/2026	47,502
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,204,950
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,601,388

		7,292,227

	Banking – 1.9%
2,700,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	669,736
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(b)	931,013
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,203,223
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	777,381
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(b)	175,200
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,679,834
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(b)	113,538
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	1,671,893
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(b)	88,825

		11,310,643

	Brokerage – 0.5%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	294,000
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,491,877
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,104,415

		2,890,292

	Building Materials – 1.4%
4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,200,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$670,000	Masco Corp., 6.500%, 8/15/2032	$676,700
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,407,250
1,225,000	Owens Corning, 7.000%, 12/01/2036	1,342,928

		8,627,378

	Cable Satellite – 1.8%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	125,156
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	60,000
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	69,650
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,275,913
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	298,500
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	2,821,162
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,205,825
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,390,540
1,770,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	827,475
980,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	443,450
170,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	133,413

		10,651,084

	Chemicals – 2.2%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	989,125
4,043,000	Hercules, Inc., 6.500%, 6/30/2029	3,416,335
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	678,009
3,687,000	Hexion, Inc., 8.875%, 2/01/2018	2,599,335
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	943,273
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	1,220,175
1,405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	1,362,850
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	1,931,150

		13,140,252

	Construction Machinery – 0.4%
370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	358,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	$2,296,800

		2,655,700

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	134,325
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,892,490

		2,026,815

	Consumer Products – 0.1%
385,000	Avon Products, Inc., 4.200%, 7/15/2018	311,850

	Electric – 0.8%
455,000	AES Corp. (The), 5.500%, 3/15/2024	406,088
200,000	AES Corp. (The), 5.500%, 4/15/2025	174,250
1,423,000	DPL, Inc., 6.750%, 10/01/2019	1,423,000
340,000	Dynegy, Inc., 7.375%, 11/01/2022	295,800
665,000	Dynegy, Inc., 7.625%, 11/01/2024	568,442
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,132,784
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,051,696

		5,052,060

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	540,020

	Finance Companies – 3.4%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	697,500
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	174,780
970,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	676,160
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	246,000
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	64,275
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	354,750
3,980,000	iStar, Inc., 4.875%, 7/01/2018	3,900,400
1,190,000	iStar, Inc., 5.000%, 7/01/2019	1,155,787
840,000	iStar, Inc., 5.850%, 3/15/2017	854,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	$1,805,440
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	881,681
815,000	Navient Corp., MTN, 6.125%, 3/25/2024	664,225
875,000	Navient LLC, MTN, 7.250%, 1/25/2022	818,125
115,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	109,538
5,550,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(m)	3,718,500
1,040,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,040,000
2,075,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,971,250
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	813,050

		19,946,161

	Food & Beverage – 0.4%
1,350,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	1,532,250
1,081,000	Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,113,430

		2,645,680

	Government Guaranteed – 0.6%
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,440,899

	Government Owned - No Guarantee – 0.2%
900,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	546,750
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	425,095

		971,845

	Healthcare – 6.3%
1,080,000	BioScrip, Inc., 8.875%, 2/15/2021	858,600
2,825,000	HCA, Inc., 5.875%, 5/01/2023	2,895,625
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,072,988
970,000	HCA, Inc., 7.500%, 12/15/2023	1,037,900
4,660,000	HCA, Inc., 7.500%, 11/06/2033	4,962,900
1,815,000	HCA, Inc., 7.690%, 6/15/2025	1,955,662
375,000	HCA, Inc., 8.360%, 4/15/2024	423,750
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,173,237

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$4,107,500
2,475,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	2,524,500
600,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	561,000
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	498,150
1,555,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,442,262
9,829,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	7,961,490
1,323,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	1,346,153
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,579,540

		37,401,257

	Home Construction – 1.3%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	264,000
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	590,940
595,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	368,900
4,885,000	Lennar Corp., 4.500%, 6/15/2019	4,967,434
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	392,000
1,000,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	972,500

		7,555,774

	Independent Energy – 3.6%
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	3,424,725
1,050,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	546,000
220,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	133,100
370,000	California Resources Corp., 5.000%, 1/15/2020	131,812
6,115,000	California Resources Corp., 5.500%, 9/15/2021	1,926,225
995,000	California Resources Corp., 6.000%, 11/15/2024	303,475
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	277,560
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	82,933
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	3,270,875
500,000	Halcon Resources Corp., 9.750%, 7/15/2020	145,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$405,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	$226,800
2,400,000	Noble Energy, Inc., 5.625%, 5/01/2021	2,347,649
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(e)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(e)	—
830,000	QEP Resources, Inc., 5.250%, 5/01/2023	589,300
1,570,000	Rex Energy Corp., 6.250%, 8/01/2022	314,000
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020	579,600
2,241,000	RSP Permian, Inc., 6.625%, 10/01/2022	2,061,720
1,140,000	Sanchez Energy Corp., 6.125%, 1/15/2023	615,600
500,000	SM Energy Co., 5.000%, 1/15/2024	325,000
572,000	SM Energy Co., 6.125%, 11/15/2022	420,420
1,000,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	240,000
700,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	159,250
3,011,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	2,273,305
950,000	WPX Energy, Inc., 5.250%, 1/15/2017	888,250

		21,282,599

	Industrial Other – 0.3%
1,340,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	1,386,900
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	612,775

		1,999,675

	Integrated Energy – 0.1%
1,075,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A	215,000
625,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A	125,000

		340,000

	Life Insurance – 1.4%
457,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	600,955
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(b)	4,730,000
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	386,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$1,530,000	MetLife, Inc., 10.750%, 8/01/2069	$2,396,362

		8,113,717

	Local Authorities – 0.3%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,645,096

	Media Entertainment – 0.5%
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	697,500
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,304,100
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	762,020

		2,763,620

	Metals & Mining – 3.4%
4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(c)(d)(f)(g)	124,406
500,000	AK Steel Corp., 7.625%, 10/01/2021	200,000
3,000,000	ArcelorMittal, 6.250%, 8/05/2020	2,396,250
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	4,491,150
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,266,180
540,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	97,200
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(e)(m)	56,700
290,000	First Quantum Minerals Ltd., 7.250%, 10/15/2019, 144A	188,500
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,831,250
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	2,890,800
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	501,563
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	1,711,200
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	624,000
2,770,000	United States Steel Corp., 6.650%, 6/01/2037	1,166,862
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	1,803,200

		20,349,261

	Midstream – 1.3%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	552,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,577,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	$4,797,024
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	781,470

		7,707,669

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
320,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(h)	314,999
1,434,466	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(m)	1,416,392

		1,731,391

	Oil Field Services – 1.3%
1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	590,700
3,255,000	FTS International, Inc., 6.250%, 5/01/2022	911,400
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(m)	186,200
3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(m)	430,080
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	2,813,250
1,651,000	Precision Drilling Corp., 6.625%, 11/15/2020	1,287,780
4,675,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A(c)(d)	1,309,000
530,000	Transocean, Inc., 6.800%, 3/15/2038	285,537

		7,813,947

	Packaging – 1.1%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	312,387
4,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	3,898,125
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,866,600
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	521,475

		6,598,587

	Pharmaceuticals – 0.4%
204,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	179,520
2,350,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	2,097,375

		2,276,895

	Property & Casualty Insurance – 0.6%
1,920,000	MBIA Insurance Corp., 11.581%, 1/15/2033, 144A(g)(h)	360,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$3,245,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(b)	$3,277,450

		3,637,450

	Railroads – 0.7%
4,000,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(h)(m)	3,950,335
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(m)	283,129
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(m)	29,659

		4,263,123

	REITs - Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	489,981

	Restaurants – 0.1%
405,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	631,381

	Retailers – 2.1%
950,000	Dillard’s, Inc., 7.000%, 12/01/2028	1,052,278
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,190,654
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	145,378
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	1,849,044
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	495,000
1,215,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	972,000
1,520,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	1,394,600
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	101,475
1,975,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,787,375
3,005,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	420,700
4,890,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	2,322,750

		12,731,254

	Supermarkets – 4.1%
5,060,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,478,100
2,865,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,635,800
10,375,000	New Albertson’s, Inc., 8.000%, 5/01/2031	9,441,250
5,625,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,315,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$885,500
1,570,000	SUPERVALU, Inc., 7.750%, 11/15/2022	1,424,775

		24,181,050

	Supranational – 0.1%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	319,745

	Technology – 1.8%
1,020,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	663,000
1,499,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,517,738
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,231,050
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,325,950
1,000,000	Micron Technology, Inc., 5.500%, 2/01/2025	870,000
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	12,275

		10,620,013

	Transportation Services – 0.6%
3,285,000	APL Ltd., 8.000%, 1/15/2024(m)	2,430,900
355,384	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(d)	361,603
110,739	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(i)	113,230
42,921	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(d)	42,921
231,941	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(i)	238,900
2,826	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(d)(i)	2,939
740,000	Teekay Corp., 8.500%, 1/15/2020	499,500

		3,689,993

	Treasuries – 8.6%
2,385,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	2,437,084
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(j)	273,671
270,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(j)	166,987
170,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(j)	104,103
40,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(j)	24,343
490,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(j)	296,857

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
635,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(j)	$393,066
60,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(j)	37,106
1,540,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(j)	953,480
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	700,027
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,952,535
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	10,358,426
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	508,797
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	3,604,810
15,955,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	11,642,487
1,575,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	203,239
1,590,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	188,375
2,260,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	287,388
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	927,545
48,865,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	262,663
24,750,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	143,044
50,205,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	291,850
15,285,000		U.S. Treasury Note, 0.375%, 3/31/2016	15,285,596

			51,043,479

		Wireless – 1.3%
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,648,528
7,280,000		Sprint Capital Corp., 6.875%, 11/15/2028	5,077,800
215,000		Sprint Capital Corp., 8.750%, 3/15/2032	161,250
605,000		Sprint Communications, Inc., 6.000%, 11/15/2022	426,525
235,000		Sprint Corp., 7.125%, 6/15/2024	169,494

			7,483,597

		Wirelines – 6.1%
300,000		CenturyLink, Inc., 7.650%, 3/15/2042	229,500
1,495,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,143,675

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	$348,425
2,595,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,192,775
1,120,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,307,838
1,620,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,595,700
1,570,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,293,288
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	362,700
4,851,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,977,820
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	834,350
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,184,000
1,160,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	1,186,100
1,375,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,395,625
200,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A	91,000
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	445,024
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	1,255,196
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	624,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,419,625
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	4,518,870
645,000	Qwest Corp., 7.250%, 9/15/2025	686,128
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,382,378
2,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,607,907
2,140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,043,700
610,000	Windstream Services LLC, 7.500%, 6/01/2022	468,175
2,755,000	Windstream Services LLC, 7.500%, 4/01/2023	2,072,586
260,000	Windstream Services LLC, 7.750%, 10/15/2020	219,050
375,000	Windstream Services LLC, 7.750%, 10/01/2021	295,078

		36,180,513

	Total Non-Convertible Bonds (Identified Cost $475,956,448)	408,080,074

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 10.8%
	Building Materials – 1.8%
$3,510,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	$3,139,256
2,050,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	2,275,500
770,000	KB Home, 1.375%, 2/01/2019	688,669
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	4,783,640

		10,887,065

	Consumer Cyclical Services – 0.1%
435,000	Jarden Corp., 1.125%, 3/15/2034	533,691

	Consumer Products – 0.3%
3,622,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	1,783,835

	Diversified Manufacturing – 0.5%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,770,766

	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	460,444

	Healthcare – 0.3%
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	1,770,531

	Leisure – 0.4%
2,580,000	Rovi Corp., 0.500%, 3/01/2020, 144A	2,254,275

	Midstream – 0.7%
5,585,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,863,994
4,800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	2,256,000
265,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	180,200

		4,300,194

	Pharmaceuticals – 0.4%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	288,844
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	414,237
660,000	Illumina, Inc., 0.250%, 3/15/2016	1,503,975

		2,207,056

	Property & Casualty Insurance – 1.7%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,134,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Property & Casualty Insurance – continued
$6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	$8,272,411

		10,406,686

	Technology – 4.5%
7,895,000	Ciena Corp., 0.875%, 6/15/2017	7,742,035
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,133,600
3,595,000	Intel Corp., 3.250%, 8/01/2039	5,978,934
43,298	Liberty Media LLC, 3.500%, 1/15/2031	38,344
760,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	631,750
5,590,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	5,376,881
989,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,061,321
830,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	777,606

		26,740,471

	Total Convertible Bonds (Identified Cost $59,361,959)	64,115,014

Municipals – 0.6%
	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	681,383

	Puerto Rico – 0.5%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	3,088,500

	Total Municipals (Identified Cost $4,095,829)	3,769,883

	Total Bonds and Notes (Identified Cost $539,414,236)	475,964,971

Loan Participations – 0.1%
	ABS Other – 0.1%
687,681	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (h)(k)(m) (Identified Cost $692,839)	682,524

Senior Loans – 1.8%
	Chemicals – 0.4%
533,552	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(h)	521,216
235,214	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(h)	221,296
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(h)	1,587,863

		2,330,375

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Diversified Manufacturing – 0.0%
$513,764	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(h)	$189,450

	Finance Companies – 0.5%
2,891,206	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(h)	2,876,750

	Financial Other – 0.1%
734,450	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(h)	728,942

	Media Entertainment – 0.0%
46,292	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(h)	21,005

	Oil Field Services – 0.1%
436,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(h)	120,873
157,984	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(h)	109,483
95,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(h)	61,659

		292,015

	Other Utility – 0.1%
411,038	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(h)	399,048
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(h)	307,938

		706,986

	Property & Casualty Insurance – 0.0%
158,400	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(h)(m)	148,896

	Retailers – 0.1%
315,995	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(h)	275,968

	Supermarkets – 0.2%
900,355	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(h)	887,039

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(h)(m)	91,805

	Transportation Services – 0.0%
174,137	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(h)	166,736

	Wirelines – 0.3%
729,375	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(h)	723,175
723,747	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(h)	716,770

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Wirelines – continued
$532,532	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(h)(m)	$515,225

		1,955,170

	Total Senior Loans (Identified Cost $11,487,305)	10,671,137

Shares
Common Stocks – 11.6%
	Airlines – 0.5%
52,244	United Continental Holdings, Inc.(g)	2,993,581

	Automobiles – 2.1%
876,900	Ford Motor Co.	12,355,521

	Chemicals – 0.1%
4,302	PPG Industries, Inc.	425,124

	Containers & Packaging – 0.1%
40,621	Owens-Illinois, Inc.(g)	707,618

	Diversified Telecommunication Services – 0.2%
2,627	Hawaiian Telcom Holdco, Inc.(g)	65,307
117,962	Telefonica S.A., Sponsored ADR	1,304,660

		1,369,967

	Electronic Equipment, Instruments & Components – 3.4%
1,119,766	Corning, Inc.	20,469,322

	Energy Equipment & Services – 0.1%
142,224	Hercules Offshore, Inc.(g)	308,626

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	130,696

	Household Durables – 0.0%
6,775	KB Home	83,536

	Multi-Utilities – 0.1%
10,224	CMS Energy Corp.	368,882

	Oil, Gas & Consumable Fuels – 0.4%
2,846	Chesapeake Energy Corp.	12,807
23,430	OGX Petroleo e Gas S.A., Sponsored ADR(c)(d)	—
82,985	Repsol YPF S.A., Sponsored ADR	923,623
33,796	Royal Dutch Shell PLC, Sponsored ADR	1,547,519

		2,483,949

	Pharmaceuticals – 0.8%
64,900	Bristol-Myers Squibb Co.	4,464,471

	REITs - Apartments – 0.0%
6,185	Apartment Investment & Management Co., Class A	247,585

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Shopping Centers – 0.0%
7,868	DDR Corp.	$132,497

	Semiconductors & Semiconductor Equipment – 3.5%
603,280	Intel Corp.	20,782,996

	Trading Companies & Distributors – 0.3%
20,913	United Rentals, Inc.(g)	1,517,029

	Total Common Stocks (Identified Cost $59,910,839)	68,841,400

Preferred Stocks – 1.6%
Convertible Preferred Stocks – 1.3%
	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	160,218

	Communications – 0.0%
191	Cincinnati Bell, Inc., 6.750%	9,160

	Electric – 0.2%
17,119	AES Trust III, 6.750%	857,320

	Energy – 0.5%
74,087	El Paso Energy Capital Trust I, 4.750%	3,000,523

	Metals & Mining – 0.1%
129,203	ArcelorMittal, 6.000%	841,112
7,229	Cliffs Natural Resources, Inc., 7.000%	10,482

		851,594

	Midstream – 0.2%
12,537	Chesapeake Energy Corp., 5.000%	204,103
190	Chesapeake Energy Corp., Series A, 5.750%, 144A	37,881
3,000	Chesapeake Energy Corp., 5.750%, 144A	613,125

		855,109

	REITs - Diversified – 0.3%
15	Crown Castle International Corp., Series A, 4.500%	1,602
35,615	Weyerhaeuser Co., Series A, 6.375%	1,790,722

		1,792,324

	Total Convertible Preferred Stocks (Identified Cost $12,897,128)	7,526,248

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.3%
	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	$461,520
7,075	Countrywide Capital IV, 6.750%	178,997

		640,517

	Finance Companies – 0.1%
5,300	iStar, Inc., Series F, 7.800%	122,430
2,575	iStar, Inc., Series G, 7.650%	58,967
12,475	SLM Corp., Series A, 6.970%	537,049

		718,446

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(g)	434,054

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	213,971

	Total Non-Convertible Preferred Stocks (Identified Cost $1,932,685)	2,006,988

	Total Preferred Stocks (Identified Cost $14,829,813)	9,533,236

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(d)(g) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 3.2%
30,061	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2015 at 0.000% to be repurchased at $30,061 on 1/04/2016 collateralized by $30,400 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $30,755 including accrued interest(l)	30,061
18,996,618	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $18,996,681 on 1/04/2016 collateralized by $18,435,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $19,379,794 including accrued interest(l)	18,996,618

	Total Short-Term Investments (Identified Cost $19,026,679)	19,026,679

	Total Investments – 98.5% (Identified Cost $645,361,711)(a)	584,719,947
	Other assets less liabilities – 1.5%	8,728,090

	Net Assets – 100.0%	$593,448,037

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$13,940,345	2.4%	$5,663,325	1.0%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $646,228,134 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$50,984,894
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(112,493,081)

Net unrealized depreciation	$(61,508,187)

(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security. At December 31, 2015, the value of these securities amounted to $3,054,688 or 0.5% of net assets.
(d)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of these securities amounted to $5,663,325 or 1.0% of net assets.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(g)	Non-income producing security.
(h)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Illiquid security. At December 31, 2015, the value of these securities amounted to $13,940,345 or 2.4% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $120,741,069 or 20.3% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$17,428,922	$324,754	(a)	$17,753,676
Chemicals	—	11,518,970	1,621,282	(b)	13,140,252
Independent Energy	—	—	—	(c)	—
Metals & Mining	—	20,224,855	124,406	(b)	20,349,261
Non-Agency Commercial Mortgage-Backed Securities	—	314,999	1,416,392	(a)	1,731,391
Oil Field Services	—	6,504,947	1,309,000	(b)	7,813,947
Retailers	—	10,882,210	1,849,044	(b)	12,731,254
Transportation Services	—	2,930,400	759,593	(b)	3,689,993
All Other Non-Convertible Bonds*	—	330,870,300	—		330,870,300

Total Non-Convertible Bonds	—	400,675,603	7,404,471		408,080,074

Convertible Bonds*	—	64,115,014	—		64,115,014
Municipals*	—	3,769,883	—		3,769,883

Total Bonds and Notes	—	468,560,500	7,404,471		475,964,971

Loan Participations*	—	—	682,524	(a)	682,524
Senior Loans
Diversified Manufacturing	—	—	189,450	(a)	189,450
Technology	—	—	91,805	(a)	91,805
All other Senior Loans*	—	10,389,882	—		10,389,882

Total Senior Loans	—	10,389,882	281,255		10,671,137

Common Stocks*	68,841,400	—	—	(c)	68,841,400
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	651,006	204,103		855,109
All other Convertible Preferred Stocks*	6,671,139	—	—		6,671,139

Total Convertible Preferred Stocks	6,671,139	651,006	204,103		7,526,248

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	213,971	—		213,971
All Other Non-Convertible Preferred Stocks*	1,793,017	—	—		1,793,017

Total Non-Convertible Preferred Stocks	1,793,017	213,971	—		2,006,988

Total Preferred Stocks	8,464,156	864,977	204,103		9,533,236

Warrants**	—	—	—		—
Short-Term Investments	—	19,026,679	—		19,026,679

Total	$77,305,556	$498,842,038	$8,572,353		$584,719,947

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Fair valued at zero using level 3 inputs.
**	Fair valued at zero using level 2 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
Airlines	$1,492,764	$—	$—	$(2,845)	$—	$(28,545)	$356,144	$(1,492,764)	$324,754	$(2,846)
Chemicals	—	23,909	—	(1,471,595)	—	—	3,068,968	—	1,621,282	(1,471,595)
Independent Energy	—	16,635	—	(16,726)	—	—	91	—	—	(16,726)
Metals & Mining	1,326,993	6,170	—	(1,208,757)	—	—	—	—	124,406	(1,208,757)
Non-Agency Commercial Mortgage-Backed Securities	1,451,808	—	—	(29,882)	—	(5,534)	—	—	1,416,392	(29,837)
Oil Field Services	1,916,750	11,183	—	(618,933)	—	—	—	—	1,309,000	(618,933)
Retailers	1,843,065	4,830	—	1,149	—	—	—	—	1,849,044	1,149
Transportation Services	786,339	—	3,647	(11,198)	—	(19,195)	—	—	759,593	(6,879)
Loan Participation
ABS Other	701,799	—	(80)	(8,569)	—	(10,626)	—	—	682,524	(8,596)
Senior Loans	—	3,423	132	(171,396)	—	(1,307)	450,403	—	281,255	(171,396)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(427,449)	—	—	631,552	—	204,103	(427,449)
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$9,519,518	$66,150	$3,699	$(3,966,201)	$—	$(65,207)	$4,507,158	$(1,492,764)	$8,572,353	$(3,961,865)

A debt security valued at $356,144 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $3,069,059 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $450,403 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued at bid prices furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $1,492,764 was transferred from Level 3 to Level 2 during the period ended December 31, 2015. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $631,552 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	8.6%
Healthcare	6.6
Wirelines	6.4
Technology	6.3
Supermarkets	4.3
Finance Companies	4.1
Independent Energy	3.6
Metals & Mining	3.5
Semiconductors & Semiconductor Equipment	3.5
Airlines	3.5
Electronic Equipment, Instruments & Components	3.4
Building Materials	3.2
Aerospace & Defense	2.7
Chemicals	2.7
Property & Casualty Insurance	2.3
Retailers	2.2
Midstream	2.2
Automobiles	2.1
Banking	2.0
Other Investments, less than 2% each	22.1
Short-Term Investments	3.2

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.8% of Net Assets
Non-Convertible Bonds – 96.5%
	ABS Car Loan – 8.4%
$195,000	Ally Master Owner Trust, Series 2014-1, Class A2, 1.290%, 1/15/2019	$194,770
100,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	99,640
165,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	164,293
190,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	187,533
420,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	417,085
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	210,665
115,647	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	115,324
67,418	California Republic Auto Receivables Trust, Series 2014-1, Class A3, 0.850%, 5/15/2018	67,307
155,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	154,808
415,000	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	412,929
510,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class A3, 1.940%, 1/21/2020	508,151
16,389	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	16,364
255,058	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	252,259
71,174	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	70,998
86,909	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	86,555
45,784	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	45,664
141,212	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	140,169
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	463,038
193,989	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	193,794
345,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	343,378
275,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	273,810
360,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	357,542
120,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	118,688
375,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	372,337
155,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	154,984

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$37,756	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A	$37,607
275,000	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 3/15/2019	274,083
137,825	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	137,636
100,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	99,831
29,873	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 4/16/2018, 144A	29,840
325,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	318,847
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	115,928
230,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	229,622
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	589,815
22,351	Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.970%, 3/15/2018, 144A	22,307
335,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	334,403
205,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021	202,751
175,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.740%, 1/15/2021	174,133
460,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.970%, 3/15/2021	459,274
28,371	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	28,351
169,841	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	169,459
260,000	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	256,588
370,000	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	368,509

		9,271,069

	ABS Credit Card – 1.6%
485,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.360%, 9/15/2020	481,713
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	415,471
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	265,497
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	576,634

		1,739,315

	ABS Home Equity – 1.6%
339,382	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	333,968
225,342	Colony American Homes, Series 2014-1A, Class A, 1.400%, 5/17/2031, 144A(b)	220,725

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$33,883	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.636%, 7/25/2021(b)(c)	$33,249
23,187	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	23,577
260,000	Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M2, 2.822%, 1/25/2025(b)	263,978
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.272%, 10/25/2027(b)	493,155
48,698	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	49,598
227,360	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	224,703
121,681	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.738%, 6/25/2035(b)	122,435

		1,765,388

	ABS Other – 2.6%
26,606	Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2, 1.040%, 1/10/2017, 144A	26,592
76,425	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	76,087
133,988	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	132,579
55,069	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	54,000
110,540	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	110,254
445,000	John Deere Owner Trust, Series 2014-B, Class A4, 1.500%, 6/15/2021	443,095
230,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	229,547
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	382,613
262,250	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	259,628
430,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	430,245
200,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	199,432
224,583	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	221,128
89,832	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	88,095
222,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	219,079

		2,872,374

	ABS Student Loan – 1.7%
509,396	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.120%, 7/25/2025(b)	499,458
229,360	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	225,502
685,632	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	671,954

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Student Loan – continued
$470,249	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.320%, 7/25/2025(b)	$465,622

		1,862,536

	Aerospace & Defense – 0.6%
215,000	Precision Castparts Corp., 3.250%, 6/15/2025	213,595
60,000	Rockwell Collins, Inc., 0.862%, 12/15/2016(b)	59,890
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	439,956

		713,441

	Agency Commercial Mortgage-Backed Securities – 6.0%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	781,497
570,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	592,842
785,000	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	766,385
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	427,212
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	1,043,722
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	362,330
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,459,455
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,127,524
3,729	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.772%, 4/25/2019(b)	3,726

		6,564,693

	Airlines – 0.5%
92,027	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	103,301
430,000	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029, 144A	403,125

		506,426

	Automotive – 1.5%
500,000	American Honda Finance Corp., MTN, 1.600%, 7/13/2018	497,428
220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	215,776
50,000	Delphi Automotive PLC, 3.150%, 11/19/2020	49,935
370,000	Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	368,674
370,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	365,982

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$115,000	Magna International, Inc., 3.625%, 6/15/2024	$112,361

		1,610,156

	Banking – 12.4%
540,000	ABN AMRO Bank NV, 2.450%, 6/04/2020, 144A	535,363
230,000	American Express Credit Corp., 1.125%, 6/05/2017	228,939
115,000	Bank of America Corp., 6.000%, 9/01/2017	122,384
55,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	54,978
220,000	Barclays PLC, 3.650%, 3/16/2025	211,928
330,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	364,019
425,000	BNZ International Funding Ltd., 1.900%, 2/26/2018, 144A	423,772
245,000	Citigroup, Inc., 4.400%, 6/10/2025	247,452
270,000	Citigroup, Inc., 4.450%, 9/29/2027	268,212
250,000	Comerica Bank, 2.500%, 6/02/2020	248,664
430,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	453,815
355,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	359,340
540,000	Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020, 144A	537,547
520,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 9/15/2022, 144A	519,590
250,000	Deutsche Bank AG, 1.875%, 2/13/2018	247,874
140,000	Goldman Sachs Group, Inc. (The), 2.750%, 9/15/2020	139,908
290,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	312,323
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	184,224
250,000	Huntington National Bank (The), 2.200%, 11/06/2018	249,309
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	297,017
445,000	Lloyds Bank PLC, 1.750%, 3/16/2018	443,795
595,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	590,660
130,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	143,423
245,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	262,444
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	456,913

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	$586,644
545,000	National Bank of Canada, 2.100%, 12/14/2018	544,332
330,000	Royal Bank of Canada, 1.250%, 6/16/2017	329,670
355,000	Royal Bank of Canada, 1.400%, 10/13/2017	354,087
265,000	Royal Bank of Canada, 2.100%, 10/14/2020	260,400
305,000	Santander Bank NA, 2.000%, 1/12/2018	302,757
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	40,351
400,000	Santander Issuances SAU, 5.179%, 11/19/2025	393,939
365,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A	360,185
540,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	522,523
275,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	280,309
260,000	Standard Chartered PLC, 3.200%, 4/17/2025, 144A	243,074
545,000	Toronto-Dominion Bank (The), GMTN, 2.500%, 12/14/2020	544,779
210,000	Wells Fargo & Co., 3.000%, 2/19/2025	204,258
375,000	Westpac Banking Corp., 2.250%, 11/09/2020, 144A	370,264
355,000	Westpac Banking Corp., 2.600%, 11/23/2020	356,386

		13,597,851

	Brokerage – 0.1%
55,000	Ameriprise Financial, Inc., 3.700%, 10/15/2024	56,078

	Building Materials – 0.0%
30,000	Masco Corp., 7.125%, 3/15/2020	34,650

	Cable Satellite – 0.5%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	195,345
325,000	NBCUniversal Enterprise, Inc., 0.858%, 4/15/2016, 144A(b)	324,832

		520,177

	Chemicals – 0.4%
120,000	Airgas, Inc., 3.050%, 8/01/2020	120,750
120,000	Albemarle Corp., 3.000%, 12/01/2019	117,703

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$140,000	Eastman Chemical Co., 4.500%, 1/15/2021	$147,604
90,000	Methanex Corp., 3.250%, 12/15/2019	85,887

		471,944

	Collateralized Mortgage Obligations – 1.1%
281,581	Government National Mortgage Association, Series 2014-H14, Class FA, 0.692%, 7/20/2064(b)	279,768
196,186	Government National Mortgage Association, Series 2014-H15, Class FA, 0.692%, 7/20/2064(b)	194,051
733,853	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	730,123

		1,203,942

	Construction Machinery – 0.2%
195,000	John Deere Capital Corp., 2.450%, 9/11/2020	194,582

	Consumer Cyclical Services – 1.2%
425,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	415,207
350,000	eBay, Inc., 2.600%, 7/15/2022	325,791
350,000	Expedia, Inc., 5.000%, 2/15/2026, 144A	342,363
75,000	Western Union Co. (The), 3.350%, 5/22/2019	75,949
130,000	Western Union Co. (The), 3.650%, 8/22/2018	133,255

		1,292,565

	Diversified Manufacturing – 0.2%
120,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	119,345
90,000	Snap-On, Inc., 4.250%, 1/15/2018	94,385

		213,730

	Electric – 2.4%
220,000	Delmarva Power & Light Co., 3.500%, 11/15/2023	226,086
260,000	Dominion Resources, Inc., 1.950%, 8/15/2016	260,655
230,000	Duke Energy Corp., 3.750%, 4/15/2024	233,036
120,000	Duke Energy Indiana, Inc., 0.670%, 7/11/2016(b)	120,000
145,000	Duke Energy Progress LLC, 0.652%, 3/06/2017(b)	144,574
200,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	199,281
130,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	131,715

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$295,000	Georgia Power Co., 0.832%, 3/15/2016(b)	$294,745
220,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043(b)	217,008
510,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017	510,475
30,000	Puget Energy, Inc., 3.650%, 5/15/2025	29,067
305,000	Southern Co. (The), 2.750%, 6/15/2020	301,900

		2,668,542

	Finance Companies – 0.5%
255,000	FS Investment Corp., 4.750%, 5/15/2022	247,413
280,000	International Lease Finance Corp., 2.462%, 6/15/2016(b)	279,300

		526,713

	Financial Other – 0.4%
465,000	LeasePlan Corp. NV, 2.875%, 1/22/2019, 144A	459,013

	Food & Beverage – 0.6%
10,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	10,769
280,000	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 7/15/2022	269,383
350,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	366,047

		646,199

	Government Owned - No Guarantee – 0.4%
220,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A	207,171
220,000	Ecopetrol S.A., 5.875%, 9/18/2023	202,400

		409,571

	Healthcare – 1.3%
46,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	49,099
75,000	Baxter International, Inc., 1.850%, 1/15/2017	75,303
280,000	Express Scripts Holding Co., 3.125%, 5/15/2016	281,868
205,000	Life Technologies Corp., 6.000%, 3/01/2020	227,254
330,000	McKesson Corp., 3.250%, 3/01/2016	331,184
40,000	Quest Diagnostics, Inc., 4.700%, 4/01/2021	42,359
105,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	111,299

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$285,000	Stryker Corp., 2.000%, 9/30/2016	$287,160

		1,405,526

	Hybrid ARMs – 0.3%
80,139	FHLMC, 2.499%, 1/01/2035(b)	84,677
234,059	FHLMC, 2.752%, 5/01/2036(b)	248,877

		333,554

	Independent Energy – 1.1%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	102,756
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	115,348
120,000	ConocoPhillips Co., 2.875%, 11/15/2021	116,529
175,000	Devon Energy Corp., 5.850%, 12/15/2025	170,195
200,000	Encana Corp., 6.500%, 5/15/2019	194,995
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	101,775
295,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	295,590
130,000	Pioneer Natural Resources Co., 3.450%, 1/15/2021	120,036

		1,217,224

	Industrial Other – 0.4%
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	436,116

	Integrated Energy – 0.6%
160,000	BP Capital Markets PLC, 3.062%, 3/17/2022	156,781
530,000	Shell International Finance BV, 1.625%, 11/10/2018	527,077

		683,858

	Life Insurance – 1.6%
185,000	AIG Global Funding, 1.650%, 12/15/2017, 144A	184,070
375,000	Metropolitan Life Global Funding I, 2.500%, 12/03/2020, 144A	372,866
415,000	New York Life Global Funding, 1.450%, 12/15/2017, 144A	414,207
320,000	Prudential Financial, Inc., 3.500%, 5/15/2024	321,329
385,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	382,726
70,000	Unum Group, 5.625%, 9/15/2020	76,992

		1,752,190

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – 0.5%
$125,000	McGraw Hill Financial, Inc., 3.300%, 8/14/2020	$126,068
215,000	Scripps Networks Interactive, Inc., 3.950%, 6/15/2025	205,542
225,000	Time Warner, Inc., 3.550%, 6/01/2024	220,780

		552,390

	Metals & Mining – 1.1%
140,000	Alcoa, Inc., 6.750%, 7/15/2018	150,318
145,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	85,550
280,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	251,421
285,000	Freeport-McMoRan, Inc., 2.300%, 11/14/2017	242,962
305,000	Glencore Funding LLC, 2.125%, 4/16/2018, 144A	270,938
35,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	32,580
5,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	4,901
60,000	Rio Tinto Finance USA Ltd., 3.750%, 9/20/2021	58,322
135,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	127,247

		1,224,239

	Midstream – 2.1%
130,000	DCP Midstream Operating LP, 4.950%, 4/01/2022	106,393
285,000	Energy Transfer Partners LP, 2.500%, 6/15/2018	272,986
140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	131,439
275,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	244,358
285,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	260,526
225,000	National Fuel Gas Co., 5.200%, 7/15/2025	206,392
395,000	ONEOK Partners LP, 3.375%, 10/01/2022	320,394
260,000	Plains All American Pipeline LP/PAA Finance Corp., 3.650%, 6/01/2022	223,119
20,000	Plains All American Pipeline LP/PAA Finance Corp., 4.650%, 10/15/2025	17,459
175,000	Questar Corp., 2.750%, 2/01/2016	175,087
50,000	TransCanada PipeLines Ltd., 2.500%, 8/01/2022	45,903
160,000	Williams Partners LP, 3.600%, 3/15/2022	125,827

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$200,000	Williams Partners LP, 5.250%, 3/15/2020	$185,750

		2,315,633

	Mortgage Related – 5.1%
7,526	FHLMC, 3.000%, 10/01/2026	7,770
829	FHLMC, 6.500%, 1/01/2024	944
140	FHLMC, 8.000%, 7/01/2025	161
280	FNMA, 6.000%, 9/01/2021	289
10	FNMA, 7.500%, 6/01/2016	10
285,828	GNMA, 4.312%, 2/20/2063	304,979
537,307	GNMA, 4.356%, 2/20/2063	571,506
228,043	GNMA, 4.496%, 10/20/2062	243,093
501,972	GNMA, 4.500%, 4/20/2063	536,986
289,314	GNMA, 4.505%, 4/20/2063	309,484
323,677	GNMA, 4.514%, 5/20/2062	342,667
311,051	GNMA, 4.520%, 5/20/2062	327,292
280,356	GNMA, 4.549%, 3/20/2063	300,249
302,620	GNMA, 4.560%, 3/20/2062	319,418
201,637	GNMA, 4.567%, 7/20/2062	214,035
332,177	GNMA, 4.575%, 2/20/2063	354,841
243,415	GNMA, 4.604%, 6/20/2062	258,119
504,456	GNMA, 4.636%, 11/20/2064	535,590
287,003	GNMA, 4.685%, 8/20/2061	299,963
2,638	GNMA, 6.500%, 12/15/2023	3,018
447	GNMA, 8.500%, 9/15/2022	454
1,434	GNMA, 9.500%, 1/15/2019	1,542
646,335	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	644,955

		5,577,365

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Natural Gas – 0.1%
$120,000	NiSource Finance Corp., 6.125%, 3/01/2022	$137,355

	Non-Agency Commercial Mortgage-Backed Securities – 9.0%
33,909	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	35,121
295,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	303,818
95,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	96,702
260,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	264,151
230,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	236,424
535,000	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	550,563
293,463	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.699%, 6/15/2039(b)	301,290
182,407	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.949%, 9/15/2039(b)	189,851
345,906	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	357,374
95,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	97,042
241,948	GP Portfolio Trust, Series 2014-GPP, Class A, 1.281%, 2/15/2027, 144A(b)	241,366
261,473	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	269,770
316,483	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	323,534
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	337,384
604,764	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.795%, 8/10/2045(b)	621,384
265,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	276,377
410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.774%, 6/15/2049(b)	418,116
190,146	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	194,064
135,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	138,812
350,391	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.311%, 7/15/2031, 144A(b)	347,609
520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.031%, 7/15/2036, 144A(b)	518,060
636,873	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	651,941
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	242,991
295,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	305,292

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$145,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	$142,822
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	410,250
149,117	PFP III Ltd., Series 2014-1, Class A, 1.515%, 6/14/2031, 144A(b)	148,324
185,000	SCG Trust, Series 2013-SRP1, Class B, 2.831%, 11/15/2026, 144A(b)	185,027
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.713%, 6/15/2049(b)	419,970
430,623	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	446,005
250,362	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 1.453%, 11/15/2029, 144A(b)	249,037
200,000	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	206,512
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	403,075

		9,930,058

	Oil Field Services – 0.9%
110,000	Nabors Industries, Inc., 4.625%, 9/15/2021	90,393
155,000	Nabors Industries, Inc., 5.000%, 9/15/2020	135,993
160,000	Oceaneering International, Inc., 4.650%, 11/15/2024	136,561
100,000	Rowan Cos., Inc., 5.000%, 9/01/2017	99,248
380,000	Schlumberger Holdings Corp., 3.625%, 12/21/2022, 144A	375,373
315,000	Transocean, Inc., 7.125%, 12/15/2021	203,569

		1,041,137

	Pharmaceuticals – 1.2%
25,000	Amgen, Inc., 2.200%, 5/22/2019	24,968
535,000	AstraZeneca PLC, 2.375%, 11/16/2020	531,181
165,000	Eli Lilly & Co., 1.950%, 3/15/2019	166,419
280,000	Mylan NV, 3.750%, 12/15/2020, 144A	280,293
290,000	Mylan, Inc., 4.200%, 11/29/2023	287,568

		1,290,429

	Property & Casualty Insurance – 0.5%
315,000	Allied World Assurance Co., 4.350%, 10/29/2025	310,081
70,000	Brown & Brown, Inc., 4.200%, 9/15/2024	69,122

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	$155,840

		535,043

	Railroads – 0.7%
285,000	Canadian National Railway Co., 1.450%, 12/15/2016	285,561
230,000	CSX Corp., 3.700%, 10/30/2020	239,987
30,000	CSX Corp., 6.150%, 5/01/2037	34,916
240,000	Union Pacific Corp., 3.646%, 2/15/2024	250,522

		810,986

	Refining – 0.5%
545,000	Marathon Petroleum Corp., 3.400%, 12/15/2020	535,236

	REITs - Health Care – 0.7%
535,000	HCP, Inc., 4.000%, 12/01/2022	532,526
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	34,237
240,000	Welltower, Inc., 4.000%, 6/01/2025	236,080

		802,843

	REITs - Hotels – 0.1%
130,000	Host Hotels & Resorts LP, Series F, 4.500%, 2/01/2026	128,324

	REITs - Office Property – 0.1%
105,000	Corporate Office Properties LP, 5.000%, 7/01/2025	103,190

	REITs - Single Tenant – 0.2%
200,000	Realty Income Corp., 5.875%, 3/15/2035	222,474

	Retailers – 0.5%
350,000	Kohl’s Corp., 4.250%, 7/17/2025	341,302
160,000	Ross Stores, Inc., 3.375%, 9/15/2024	157,484

		498,786

	Sovereigns – 0.1%
150,000	Mexico Government International Bond, 5.625%, 1/15/2017	155,850

	Supranational – 0.2%
220,000	Nordic Investment Bank, 0.500%, 4/14/2016	219,891

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – 1.7%
$105,000	Apple, Inc., 2.700%, 5/13/2022	$105,281
155,000	Apple, Inc., 2.850%, 5/06/2021	158,735
265,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2022, 144A	263,984
275,000	HP, Inc., 4.300%, 6/01/2021	272,327
80,000	Ingram Micro, Inc., 4.950%, 12/15/2024	79,705
375,000	International Business Machines Corp., 2.875%, 11/09/2022	372,145
100,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	105,000
25,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	27,531
40,000	KLA-Tencor Corp., 4.125%, 11/01/2021	40,058
325,000	Microsoft Corp., 2.375%, 2/12/2022	320,793
75,000	Xerox Corp., 2.800%, 5/15/2020	71,520
100,000	Xerox Corp., 6.350%, 5/15/2018	106,910

		1,923,989

	Tobacco – 0.5%
275,000	Altria Group, Inc., 2.850%, 8/09/2022	268,092
285,000	Philip Morris International, Inc., 2.500%, 5/16/2016	286,751
35,000	Philip Morris International, Inc., 2.900%, 11/15/2021	35,419
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,455

		595,717

	Transportation Services – 0.4%
430,000	TTX Co., 2.600%, 6/15/2020, 144A	422,062

	Treasuries – 19.0%
1,870,000	U.S. Treasury Note, 1.375%, 10/31/2020	1,836,983
4,220,000	U.S. Treasury Note, 1.625%, 6/30/2020	4,202,689
1,305,000	U.S. Treasury Note, 1.625%, 7/31/2020	1,298,780
875,000	U.S. Treasury Note, 1.750%, 4/30/2022	860,986
220,000	U.S. Treasury Note, 1.875%, 5/31/2022	217,869
2,595,000	U.S. Treasury Note, 1.875%, 8/31/2022	2,565,098

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$2,020,000	U.S. Treasury Note, 1.875%, 10/31/2022	$1,994,435
815,000	U.S. Treasury Note, 2.000%, 11/15/2021	817,388
1,025,000	U.S. Treasury Note, 2.000%, 7/31/2022	1,022,238
2,175,000	U.S. Treasury Note, 2.000%, 11/30/2022	2,163,105
1,385,000	U.S. Treasury Note, 2.000%, 8/15/2025	1,350,429
885,000	U.S. Treasury Note, 2.125%, 6/30/2022	889,563
950,000	U.S. Treasury Note, 2.125%, 5/15/2025	937,605
710,000	U.S. Treasury Note, 2.250%, 11/15/2025	708,419

		20,865,587

	Wireless – 0.5%
210,000	American Tower Corp., 3.400%, 2/15/2019	215,416
150,000	American Tower Corp., 4.700%, 3/15/2022	157,654
150,000	Vodafone Group PLC, 2.500%, 9/26/2022	138,947
35,000	Vodafone Group PLC, 2.950%, 2/19/2023	32,798

		544,815

	Wirelines – 0.6%
270,000	AT&T, Inc., 3.000%, 6/30/2022	263,525
220,000	British Telecommunications PLC, 1.625%, 6/28/2016	220,274
200,000	Verizon Communications, Inc., 5.150%, 9/15/2023	219,865

		703,664

	Total Non-Convertible Bonds (Identified Cost $107,534,435)	106,166,486

Municipals – 0.3%
	New Jersey – 0.3%
310,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017	308,444

	Total Bonds and Notes (Identified Cost $107,844,435)	106,474,930

Short-Term Investments – 2.7%
2,995,312	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $2,995,322 on 1/04/2016 collateralized by $2,910,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $3,059,138 including accrued interest(d) (Identified Cost $2,995,312)	2,995,312

Description	Value (†)
Total Investments – 99.5% (Identified Cost $110,839,747)(a)	$109,470,242
Other assets less liabilities – 0.5%	595,603

Net Assets – 100.0%	$110,065,845

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Fair valued securities[1]	Percentage of Net Assets
$33,249	Less than 0.1%

[1] Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $111,143,802 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$311,741
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,985,301)

Net unrealized depreciation	$(1,673,560)

(b)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(c)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of this security amounted to $33,249 or less than 0.1% of net assets.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $22,132,006 or 20.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•       Level 1 - quoted prices in active markets for identical assets or liabilities;

•       Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•       Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$9,242,718	$28,351	(a)	$9,271,069
ABS Home Equity	—	1,732,139	33,249	(b)	1,765,388
All Other Non-Convertible Bonds *	—	95,130,029	—		95,130,029

Total Non-Convertible Bonds	—	106,104,886	61,600		106,166,486

Municipals*	—	308,444	—		308,444

Total Bonds and Notes	—	106,413,330	61,600		106,474,930

Short-Term Investments	—	2,995,312	—		2,995,312

Total	$—	$109,408,642	$61,600		$109,470,242

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers into Level 3	Balance as of December 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$1	$9	$—	$(20,151)	$48,492	$—	$28,351	$9
ABS Home Equity	35,366	—	(10)	338	—	(2,445)	—	—	33,249	263

Total	$35,366	$—	$(9)	$347	$—	$(22,596)	$48,492	$—	$61,600	$272

A debt security valued at $48,492 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	19.0%
Banking	12.4
Non-Agency Commercial Mortgage-Backed Securities	9.0
ABS Car Loan	8.4
Agency Commercial Mortgage-Backed Securities	6.0
Mortgage Related	5.1
ABS Other	2.6
Electric	2.4
Midstream	2.1
Other Investments, less than 2% each	29.8
Short-Term Investments	2.7

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.8% of Net Assets
Non-Convertible Bonds – 88.5%
	ABS Car Loan – 0.2%
1,087,040	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$786,664

	ABS Home Equity – 0.0%
62,958	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.282%, 7/25/2035(b)(c)	58,234

	ABS Other – 4.0%
2,372,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	2,587,034
2,900,733	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)	2,884,663
1,290,000	John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/2019	1,283,171
685,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.650%, 12/15/2021	682,131
10,727,523	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	10,620,247
570,877	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	645,292
401,005	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	390,785
925,323	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	949,050

		20,042,373

	Aerospace & Defense – 0.3%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	674,915
610,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	590,937

		1,265,852

	Airlines – 2.2%
321,613	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	324,025
540,261	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	547,397
96,259	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	97,973
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	855,780
156,300	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	170,460
656,808	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	725,313
2,592,063	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	2,673,713
90,341	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	94,858

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$885,627	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	$994,116
1,920,300	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	2,155,537
968,036	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	1,037,008
493,377	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	567,383
937,768	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	972,934

		11,216,497

	Automotive – 0.6%
840,000	Cummins, Inc., 5.650%, 3/01/2098	876,990
2,023,000	Ford Motor Co., 6.375%, 2/01/2029	2,278,720

		3,155,710

	Banking – 12.9%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,846,250
74,000	Ally Financial, Inc., 8.000%, 12/31/2018	81,030
2,505,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	621,367
130,000	Bank of America Corp., 5.420%, 3/15/2017	135,316
800,000	Bank of America Corp., 5.490%, 3/15/2019	862,637
683,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	672,294
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	395,934
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	868,738
3,305,000	Capital One NA, 2.400%, 9/05/2019	3,269,934
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	734,955
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,512,262
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	249,873
815,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	860,138
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,062,593
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,613,557
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	725,038
3,113,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	3,395,206

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	$4,098,669
300,000	JPMorgan Chase & Co., EMTN, 1.063%, 5/30/2017, (GBP)(b)	438,169
5,310,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	375,263
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034(d)	1,411,441
2,501,000	Morgan Stanley, 2.125%, 4/25/2018	2,504,339
665,000	Morgan Stanley, 2.500%, 1/24/2019	668,630
615,000	Morgan Stanley, 3.750%, 2/25/2023	629,924
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,218,972
2,262,000	Morgan Stanley, 5.500%, 7/24/2020	2,516,735
840,000	Morgan Stanley, 5.750%, 1/25/2021	943,111
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,174,331
1,518,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,114,293
5,992,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	6,053,124
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,578,009
455,000	Morgan Stanley, Series F, MTN, 0.765%, 10/18/2016(b)	454,064
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	440,128
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	974,698
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,934,041
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	56,206
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	369,927
76,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	83,605
626,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	631,492
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	113,574
300,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	304,759
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	2,432,430
3,796,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,259,974

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$200,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	$212,612

		64,899,642

	Brokerage – 0.9%
3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,197,616
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	862,795
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	461,846
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	89,494

		4,611,751

	Building Materials – 1.1%
554,000	Masco Corp., 5.850%, 3/15/2017	576,498
1,287,000	Masco Corp., 6.125%, 10/03/2016	1,325,584
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,020,100
285,000	Masco Corp., 7.750%, 8/01/2029	316,350
2,505,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	340,332
11,000	Owens Corning, 6.500%, 12/01/2016	11,318
1,712,000	Owens Corning, 7.000%, 12/01/2036	1,876,811

		5,466,993

	Cable Satellite – 0.0%
185,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	167,174

	Chemicals – 0.6%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,905,150
140,000	Methanex Corp., 5.250%, 3/01/2022	137,847

		3,042,997

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	573,466
6,830	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	7,272

		580,738

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	511,281

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Diversified Manufacturing – 0.1%
$65,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	$65,976
592,000	Snap-on, Inc., 6.700%, 3/01/2019	667,413

		733,389

	Electric – 3.3%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	902,370
883,657	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	887,643
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	484,740
1,800,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	1,804,140
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,657,924
607,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	638,380
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	854,717
759,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	949,602
683,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	737,949
4,109,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,594,441
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	648,344
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,524,067

		16,684,317

	Finance Companies – 5.6%
3,826,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,285,120
12,895,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	8,897,942
355,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	248,188
600,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	418,243
286,000	General Electric Capital Corp., Series A, MTN, 0.621%, 5/13/2024(b)	264,307
30,000	International Lease Finance Corp., 3.875%, 4/15/2018	30,225
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	911,225
19,000	International Lease Finance Corp., 5.875%, 8/15/2022	20,235
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,228,200
490,000	Navient LLC, 4.875%, 6/17/2019	450,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$4,297,000	Navient LLC, 5.500%, 1/25/2023	$3,437,600
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	127,065
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	148,665
1,382,000	Navient LLC, MTN, 7.250%, 1/25/2022	1,292,170
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)	658,610
1,066,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	1,121,965
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	580,450
1,522,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,499,170
611,000	Springleaf Finance Corp., 8.250%, 10/01/2023	617,110
987,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,006,740

		28,244,030

	Government Guaranteed – 1.0%
760,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	552,196
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,925,877
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	536,547

		5,014,620

	Government Owned - No Guarantee – 0.7%
1,947,000	Abu Dhabi National Energy Co. PJSC, 7.250%, 8/01/2018, 144A	2,158,249
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	677,602
445,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	293,700
485,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	294,638

		3,424,189

	Health Insurance – 0.0%
15,000	Cigna Corp., 7.875%, 5/15/2027	19,707

	Healthcare – 1.7%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	720,657
4,388,000	HCA, Inc., 5.250%, 4/15/2025	4,420,910
42,000	HCA, Inc., 5.875%, 3/15/2022	44,310
2,327,000	HCA, Inc., 5.875%, 5/01/2023	2,385,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$76,000	HCA, Inc., 7.050%, 12/01/2027	$76,570
57,000	HCA, Inc., 7.500%, 12/15/2023	60,990
133,000	HCA, Inc., 7.690%, 6/15/2025	143,307
232,000	HCA, Inc., 8.360%, 4/15/2024	262,160
8,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,620
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	245,920

		8,368,619

	Home Construction – 0.7%
2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,485,280
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,121,575

		3,606,855

	Hybrid ARMs – 0.0%
27,419	FNMA, 1.922%, 2/01/2037(b)	28,530
39,413	FNMA, 2.609%, 9/01/2036(b)	42,017

		70,547

	Independent Energy – 1.3%
907,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	951,100
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	13,340
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	11,970
495,000	Continental Resources, Inc., 3.800%, 6/01/2024	348,691
35,000	Continental Resources, Inc., 4.500%, 4/15/2023	25,146
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,459,584
1,632,000	Equitable Resources, Inc., 6.500%, 4/01/2018	1,715,320
1,317,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,122,743

		6,647,894

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	540,722

	Life Insurance – 2.0%
50,000	American International Group, Inc., 4.125%, 2/15/2024	51,345

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$71,000	American International Group, Inc., 4.875%, 6/01/2022	$76,676
100,000	American International Group, Inc., 6.250%, 3/15/2087	109,250
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,024,479
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	2,847,632
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,263,361
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,878,146

		10,250,889

	Local Authorities – 1.4%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,822,588
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,679,582
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	2,299,001
47,374	Province of Alberta, 5.930%, 9/16/2016, (CAD)	35,031

		6,836,202

	Lodging – 0.2%
1,124,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,167,026

	Media Entertainment – 0.3%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	241,543
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	880,968
50,000	Viacom, Inc., 4.375%, 3/15/2043	36,626
305,000	Viacom, Inc., 5.250%, 4/01/2044	251,655
55,000	Viacom, Inc., 5.850%, 9/01/2043	49,389

		1,460,181

	Metals & Mining – 0.9%
319,000	ArcelorMittal, 7.250%, 2/25/2022	256,795
1,750,000	ArcelorMittal, 7.750%, 3/01/2041	1,183,437
387,000	ArcelorMittal, 8.000%, 10/15/2039	264,128
1,717,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	1,107,465
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	769,790

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	$969,256

		4,550,871

	Midstream – 2.3%
159,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	107,166
1,330,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	1,281,802
1,265,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,211,967
152,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	171,265
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	647,148
213,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	198,090
8,345,000	ONEOK Partners LP, 4.900%, 3/15/2025	7,028,476
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	41,940
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	625,365
500,000	Williams Partners LP, 3.350%, 8/15/2022	379,529

		11,692,748

	Mortgage Related – 0.0%
749	FHLMC, 10.000%, with various maturities in 2018(f)	797
1,787	FNMA, 6.000%, 12/01/2018	2,017
2,085	GNMA, 10.000%, 5/15/2018	2,096

		4,910

	Natural Gas – 0.3%
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,737,547

	Non-Agency Commercial Mortgage-Backed Securities – 3.1%
352,662	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	356,001
238,606	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	241,761
243,874	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.722%, 6/11/2040(b)	249,655
715,142	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	727,180
1,655,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV2, 2.681%, 10/15/2031, 144A(b)(d)	1,652,380
580,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.281%, 10/15/2031, 144A(b)(d)	578,388
505,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.481%, 10/15/2031, 144A(b)(d)	504,067

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,963,300	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.699%, 6/15/2039(b)	$2,015,663
1,060,781	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.949%, 9/15/2039(b)	1,104,068
499,666	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	516,231
916,155	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	945,223
238,059	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.795%, 8/10/2045(b)	244,601
482,412	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	350,863
827,485	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.774%, 6/15/2049(b)	843,864
965,780	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	985,679
238,180	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.820%, 6/15/2038(b)	240,268
292,805	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	297,046
72,619	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.882%, 6/12/2046(b)	72,641
189,790	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	194,653
536,706	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.268%, 1/11/2043(b)	571,100
3,515,000	Original Wempi, Inc., 4.309%, 2/13/2024, (CAD)	2,652,165
303,664	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	310,585
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.572%, 3/15/2044, 144A(b)	98,003

		15,752,085

	Oil Field Services – 0.2%
827,000	Rowan Cos., Inc., 7.875%, 8/01/2019	812,997

	Packaging – 0.3%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,693,200

	Paper – 0.4%
1,139,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,434,605
175,000	MeadWestvaco Corp., 7.550%, 3/01/2047(d)	203,843
133,000	MeadWestvaco Corp., 8.200%, 1/15/2030	172,344

		1,810,792

	Property & Casualty Insurance – 1.0%
87,000	MBIA Insurance Corp., 11.581%, 1/15/2033, 144A(b)(g)	16,312

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	$1,680,614
167,000	Sirius International Group, 6.375%, 3/20/2017, 144A	170,593
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,760,042
1,211,000	XLIT Ltd., 6.375%, 11/15/2024	1,411,659

		5,039,220

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	129,843

	REITs - Office Property – 0.2%
61,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	63,593
816,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	901,808

		965,401

	REITs - Shopping Centers – 0.2%
759,000	Equity One, Inc., 6.000%, 9/15/2017	803,234

	REITs - Single Tenant – 0.1%
109,000	Realty Income Corp., 5.750%, 1/15/2021	121,210
270,000	Realty Income Corp., 6.750%, 8/15/2019	307,113

		428,323

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	423,022

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	40,590

	Sovereigns – 1.9%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,755,188
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,798,424
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,861,162
2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	2,247,972

		9,662,746

	Supermarkets – 0.5%
171,000	Delhaize Group, 5.700%, 10/01/2040	175,942

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Supermarkets – continued
$197,000		New Albertson’s, Inc., 7.450%, 8/01/2029	$174,345
1,017,000		New Albertson’s, Inc., 8.000%, 5/01/2031	925,470
87,000		New Albertson’s, Inc., 8.700%, 5/01/2030	82,215
1,063,000		SUPERVALU, Inc., 6.750%, 6/01/2021	962,015

			2,319,987

		Supranational – 0.5%
3,321,000		Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,391,741

		Technology – 1.4%
2,706,000		Corning, Inc., 7.250%, 8/15/2036	3,124,380
2,695,000		Ingram Micro, Inc., 5.250%, 9/01/2017	2,815,318
990,000		KLA-Tencor Corp., 5.650%, 11/01/2034	964,590
37,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	37,848
228,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	280,121

			7,222,257

		Tobacco – 0.1%
558,000		Reynolds American, Inc., 6.750%, 6/15/2017	595,668

		Transportation Services – 0.3%
76,000		APL Ltd., 8.000%, 1/15/2024(d)	56,240
419,145		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	426,481
717,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	845,676

			1,328,397

		Treasuries – 27.8%
8,301,000		Canadian Government, 0.250%, 5/01/2017, (CAD)	5,981,795
30,366,000		Canadian Government, 0.750%, 9/01/2020, (CAD)	21,965,259
26,800,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	20,169,823
99,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	72,607
759,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	556,329
255,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,622,791
265,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,669,103

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
737,400	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	$4,788,905
175,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,187,193
1,165,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,570,620
1,675,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,222,261
10,896,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,406,024
28,844,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	3,417,295
15,641,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,988,952
3,986,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	856,392
62,675,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	336,895
51,425,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	297,214
87,450,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	508,362
38,780,000		U.S. Treasury Note, 0.625%, 12/31/2016	38,714,850
25,000,000		U.S. Treasury Note, 0.750%, 10/31/2017	24,867,200

			140,199,870

		Wireless – 0.2%
10,630,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	584,713
178,000		Sprint Capital Corp., 6.875%, 11/15/2028	124,155
278,000		Sprint Communications, Inc., 6.000%, 12/01/2016	277,479
66,000		Sprint Communications, Inc., 6.000%, 11/15/2022	46,530
25,000		Sprint Corp., 7.125%, 6/15/2024	18,031

			1,050,908

		Wirelines – 5.3%
1,985,000		AT&T, Inc., 2.625%, 12/01/2022	1,881,963
1,585,000		AT&T, Inc., 3.000%, 2/15/2022	1,553,741
1,518,000		BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,478,745
2,179,000		CenturyLink, Inc., 6.450%, 6/15/2021	2,124,525
186,000		CenturyLink, Inc., Series G, 6.875%, 1/15/2028	138,570
1,719,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,315,035

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,860,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 1/15/2025	$1,833,607
926,000	Embarq Corp., 7.995%, 6/01/2036	953,780
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	112,739
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	59,771
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	387,600
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,781,010
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,316,407
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	157,249
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	487,405
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,639,175
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	661,621
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,365,750
1,647,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,033,790
209,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	220,210

		26,502,693

	Total Non-Convertible Bonds (Identified Cost $457,799,381)	446,034,143

Convertible Bonds – 4.3%
	Midstream – 0.1%
1,423,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	668,810

	Property & Casualty Insurance – 1.7%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	8,647,221

	Technology – 2.5%
2,661,000	Intel Corp., 2.950%, 12/15/2035	3,404,417
3,568,000	Intel Corp., 3.250%, 8/01/2039	5,934,030
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	575,614
2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	2,637,881

		12,551,942

	Total Convertible Bonds (Identified Cost $17,132,278)	21,867,973

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 1.0%
	Illinois – 0.5%
$840,000	State of Illinois, 5.100%, 6/01/2033	$794,346
1,705,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,522,923

		2,317,269

	Michigan – 0.1%
725,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	625,494

	Ohio – 0.1%
450,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	387,999

	Virginia – 0.3%
2,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,576,347

	Total Municipals (Identified Cost $5,558,781)	4,907,109

	Total Bonds and Notes (Identified Cost $480,490,440)	472,809,225

Senior Loans – 0.4%
	Finance Companies – 0.4%
1,878,922	Flying Fortress, Inc., New Term Loan, 3.500%, 4/30/2020(b)	1,873,060

	Total Senior Loans (Identified Cost $ 1,876,875)

Shares
Common Stocks – 3.3%
	Automobiles – 0.2%
91,715	Ford Motor Co.	1,292,264

	Chemicals – 0.1%
3,363	PPG Industries, Inc.	332,332

	Electronic Equipment, Instruments & Components – 2.6%
721,200	Corning, Inc.	13,183,536

	Oil, Gas & Consumable Fuels – 0.4%
64,896	Repsol YPF S.A., Sponsored ADR	722,293
26,419	Royal Dutch Shell PLC, Sponsored ADR	1,209,726

		1,932,019

	Total Common Stocks (Identified Cost $13,464,889)	16,740,151

Shares	Description	Value (†)
Preferred Stocks – 0.6%
Convertible Preferred Stocks – 0.6%
	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	$780,595

	Energy – 0.1%
15,775	El Paso Energy Capital Trust I, 4.750%	638,887

	Metals & Mining – 0.3%
31,440	Alcoa, Inc., Series 1, 5.375%	1,047,266
53,705	ArcelorMittal, 6.000%	349,620

		1,396,886

	Midstream – 0.0%
4,353	Chesapeake Energy Corp., 5.000%	70,867

	Total Convertible Preferred Stocks (Identified Cost $4,284,674)	2,887,235

Non-Convertible Preferred Stocks – 0.0%
	Electric – 0.0%
213	Connecticut Light & Power Co., 2.200%	10,457
2,360	Union Electric Co., 4.500%	224,200

		234,657

	Total Non-Convertible Preferred Stocks (Identified Cost $131,140)	234,657

	Total Preferred Stocks (Identified Cost $4,415,814)	3,121,892

Principal Amount
Short-Term Investments – 0.9%
$4,244,682	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $4,244,696 on 1/04/2016 collateralized by $4,120,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $4,331,150 including accrued interest(h) (Identified Cost $4,244,682)	4,244,682

	Total Investments – 99.0% (Identified Cost $504,492,700)(a)	498,789,010
	Other assets less liabilities – 1.0%	5,266,165

	Net Assets – 100.0%	$504,055,175

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$ 8,079,475	1.6%	$484,715	0.1%

[1] Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2] Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $505,604,820 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,073,048
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(38,888,858)

Net unrealized depreciation	$(6,815,810)

(b)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(c)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of these securities amounted to $484,715 or 0.1% of net assets.
(d)	Illiquid security. At December 31, 2015, the value of these securities amounted to $8,079,475 or 1.6% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Perpetual bond with no specified maturity date.

(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Non-income producing security.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $79,894,862 or 15.9% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$58,234	(a)	$58,234
ABS Other	—	17,157,710	2,884,663	(b)	20,042,373
Building Materials	—	5,126,661	340,332	(b)	5,466,993
Non-Agency Commercial Mortgage-Backed Securities	—	13,017,250	2,734,835	(b)	15,752,085

Transportation Services	—	901,916	426,481	(a)	1,328,397
All Other Non-Convertible Bonds*	—	403,386,061	—		403,386,061

Total Non-Convertible Bonds	—	439,589,598	6,444,545		446,034,143

Convertible Bonds*	—	21,867,973	—		21,867,973
Municipals*	—	4,907,109	—		4,907,109

Total Bonds and Notes	—	466,364,680	6,444,545		472,809,225

Senior Loans*	—	1,873,060	—		1,873,060
Common Stocks*	16,740,151	—	—		16,740,151
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	70,867	(b)	70,867
All other Convertible Preferred Stocks*	2,816,368	—	—		2,816,368

Total Convertible Preferred Stocks	2,816,368	—	70,867		2,887,235

Non-Convertible Preferred Stocks*	—	234,657	—		234,657

Total Preferred Stocks	2,816,368	234,657	70,867		3,121,892

Short-Term Investments	—	4,244,682	—		4,244,682

Total	$19,556,519	$472,717,079	$6,515,412		$498,789,010

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$71,159	$—	$(2,396)	$682	$—	$(11,211)	$—	$—	$58,234	$(83)
ABS Other	3,983,601	—	254	(2,025)	—	(17,365)	—	(1,079,802)	2,884,663	(1,856)
Building Materials	—	165	—	(10,893)	—	—	351,060	—	340,332	(10,893)
Non-Agency Commercial Mortgage-Backed Securities	2,735,916	—	—	(1,081)	—	—	—	—	2,734,835	(1,081)
Transportation Services	432,977	—	—	(6,496)	—	—	—	—	426,481	(6,496)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(148,415)	—	—	219,282	—	70,867	(148,415)

Total	$7,223,653	$165	$(2,142)	$(168,228)	$—	$(28,576)	$570,342	$(1,079,802)	$6,515,412	$(168,824)

A debt security valued at $351,060 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A preferred stock valued at $219,282 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $1,079,802 were transferred from Level 3 to Level 2 during the period ended December 31, 2015. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	27.8%
Banking	13.1
Finance Companies	6.0
Wirelines	5.3
ABS Other	4.0
Technology	3.9
Electric	3.3
Non-Agency Commercial Mortgage-Backed Securities	3.1
Property & Casualty Insurance	2.7
Electronic Equipment, Instruments & Components	2.6
Midstream	2.4
Airlines	2.2
Life Insurance	2.0
Other Investments, less than 2% each	19.7
Short-Term Investments	0.9

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at December 31, 2015 (Unaudited)

United States Dollar	73.1%
Canadian Dollar	12.9
Mexican Peso	3.7
New Zealand Dollar	3.4
Other, less than 2% each	5.9

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 125.6% of Net Assets
	ABS Car Loan – 13.2%
$1,070,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	$1,065,580
3,700,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	3,684,148
1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	1,816,114
1,275,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	1,266,152
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	631,443
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	2,638,326
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	299,354
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(b)	4,340,126
95,969	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	95,954
1,845,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	1,842,712
190,361	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	190,069
5,564,230	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A(b)	5,503,162
870,000	CarMax Auto Owner Trust, Series 2013-4, Class B, 1.710%, 7/15/2019	866,069
1,835,000	CarNow Auto Receivables Trust, Series 2015-1A, Class C, 3.880%, 4/15/2020, 144A	1,826,015
3,526,026	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	3,480,101
537,631	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	536,222
4,000,000	CPS Auto Receivables Trust, Series 2014-C, Class B, 2.670%, 8/17/2020, 144A	3,950,963
2,225,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,213,874
1,610,000	CPS Auto Receivables Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,582,728
1,613,989	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	1,612,368
450,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 2.290%, 4/15/2022, 144A	448,347
3,240,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	3,224,765
4,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A(b)	3,982,684
5,680,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	5,641,211
1,900,000	Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.380%, 11/15/2021, 144A	1,890,885
56,398	DT Auto Owner Trust, Series 2014-1A, Class B, 1.430%, 3/15/2018, 144A	56,383

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$3,700,000	DT Auto Owner Trust, Series 2014-2A, Class C, 2.460%, 1/15/2020, 144A	$3,695,189
1,240,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,226,448
2,340,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	2,323,386
1,975,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	1,974,800
3,152,616	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A(b)	3,140,221
4,200,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	4,199,746
2,000,000	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,002,489
75,493	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	75,427
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	1,998,402
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,876,398
3,500,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,509,202
5,530,000	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(b)	5,508,004
1,535,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	1,505,939
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,401,213
3,900,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	3,893,597
8,605,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A(b)	8,530,020
4,415,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	4,407,131
2,240,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.450%, 5/15/2019	2,236,180
7,120,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020(b)	7,140,030
1,940,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021	1,918,713
506,942	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	506,587
1,648,305	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	1,646,408
1,820,000	Westlake Automobile Receivables Trust, Series 2014-2A, Class C, 2.240%, 4/15/2020, 144A	1,809,711

		121,210,996

	ABS Credit Card – 1.9%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022	1,992,220
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020(b)	5,152,827
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	9,488,716

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Credit Card – continued
$1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	$1,031,493

		17,665,256

	ABS Home Equity – 4.0%
435,000	American Homes 4 Rent, 5.036%, 10/17/2045, 144A	427,936
2,348,805	Citigroup Mortgage Loan Trust, Inc., Series 2013-J1, Class A2, 3.500%, 10/25/2043, 144A(c)	2,324,401
2,934,660	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	2,887,837
1,500,000	Colony American Homes, Series 2014-1A, Class B, 1.600%, 5/17/2031, 144A(c)	1,462,177
170,609	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.636%, 7/25/2021(c)(d)	167,418
170,897	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	173,774
776,181	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)(d)	750,123
2,855,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 2.622%, 2/25/2024(c)	2,845,427
6,025,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.272%, 10/25/2027(b)(c)	5,942,521
4,708,178	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.757%, 5/19/2034(b)(c)	4,681,957
2,057,194	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(c)	2,046,982
204,812	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.282%, 7/25/2035(c)(d)	189,444
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,409,201
26,363	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)	25,084
124,278	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)	120,255
592,191	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)	554,779
273,787	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043(c)	250,906
3,285,626	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(c)	3,094,264
2,579,308	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	2,549,157
5,099,578	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.540%, 11/25/2036(b)(c)	4,474,471

		36,378,114
	ABS Other – 5.5%
1,000,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class C, 2.460%, 11/13/2018, 144A	1,003,986
119,597	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	119,580
1,305,843	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,262,680

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$2,138,838	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	$2,116,357
1,305,396	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	1,318,474
597,500	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	585,898
1,190,428	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	1,187,351
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A	9,234,889
3,611,393	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	3,647,042
4,651,232	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	4,604,720
303,842	Sierra Timeshare Receivables Funding LLC, Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	304,136
373,354	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	376,210
667,368	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	670,322
275,541	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	270,976
7,110,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A(b)	7,114,053
2,260,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	2,253,580
1,235,441	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,217,545
1,784,417	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,756,961
678,230	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	665,116
4,342,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	4,267,657
4,204,667	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	4,091,040
2,632,638	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.831%, 7/15/2041, 144A(c)	2,675,178

		50,743,751

	ABS Student Loan – 2.6%
3,312,335	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.276%, 7/01/2024(c)	3,310,359
197,091	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	197,129
869,210	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.672%, 8/25/2032, 144A(c)	859,327
8,085,000	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A	7,882,847
11,260,647	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.320%, 7/25/2025(b)(c)	11,149,842

		23,399,504

	Agency Commercial Mortgage-Backed Securities – 2.9%
2,000,000	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.129%, 11/25/2022(c)	1,998,374

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)(c)	$6,370,453
88,437,117	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.261%, 4/25/2023(b)(c)(e)	1,346,048
7,904,242	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.195%, 3/25/2024(c)(e)	609,934
75,181,094	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.164%, 5/25/2025(c)(e)	1,103,057
37,786,022	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.616%, 7/25/2025(c)(e)	1,755,115
21,811,457	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.334%, 8/25/2025(c)(e)	584,602
23,875,000	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.688%, 10/25/2048(c)	1,022,103
3,693,242	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.535%, 1/25/2023(c)(e)	252,915
52,868,678	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.315%, 8/25/2025(c)(e)	1,034,428
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)(c)	4,767,100
2,000,000	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(c)	2,272,582
22,863,117	Government National Mortgage Association, Series 2014-86, Class IO, 0.885%, 4/16/2056(c)(e)	1,459,636
15,359,710	Government National Mortgage Association, Series 2014-101, Class IO, 0.912%, 4/16/2056(c)(e)	1,067,191
14,872,685	Government National Mortgage Association, Series 2015-68, Class IO, 0.853%, 7/16/2057(c)(e)	1,045,739

		26,689,277

	Collateralized Mortgage Obligations – 19.2%
192,257	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)	222,842
165,270	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(b)	185,516
1,698,202	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.174%, 6/15/2023(c)	2,140,988
531,622	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	558,540
279,218	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(b)(e)	72,585
328,631	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.709%, 11/15/2033(c)	361,535
6,686,877	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 0.581%, 10/15/2034(b)(c)	6,703,927
7,444,567	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(b)	8,331,243
10,920,597	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 6.870%, 5/15/2036(b)(c)(e)	2,429,218
3,146,039	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 5.920%, 2/15/2038(c)(e)	550,520
2,166,825	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.700%, 6/15/2048(b)(c)	2,169,565
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	509,519
2,566,492	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.241%, 12/15/2036(b)(c)	2,654,213

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,444,944	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 0.831%, 12/15/2037(c)	$2,458,223
391,701	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 9.239%, 1/15/2041(c)	436,038
589,415	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 8.713%, 2/15/2041(c)	586,969
3,207,358	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 0.731%, 5/15/2037(c)	3,220,291
1,626,861	Federal Home Loan Mortgage Corp., REMIC, Series 3866, Class DF, 1.781%, 5/15/2041(c)	1,642,590
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 22.348%, 8/15/2040(c)	3,241,139
1,230,384	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class AF, 1.244%, 5/15/2043(c)	1,190,947
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	702,501
675,476	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)	673,528
802,798	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)	836,490
930,728	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(b)(e)	136,416
2,314,155	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 0.731%, 11/15/2040(c)	2,315,210
442,694	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 6.828%, 1/25/2024(c)(e)	65,157
357,267	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(b)(e)	8,118
227,466	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 6.878%, 8/25/2036(c)(e)	44,737
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(b)	1,051,067
3,182,212	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.617%, 8/25/2038(b)(c)	3,360,180
798,904	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.858%, 11/25/2038(c)	827,634
1,854,518	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 3.107%, 3/25/2039(c)(f)	1,801,216
194,491	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	206,470
768,625	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.029%, 12/25/2039(c)	766,686
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.456%, 11/25/2040(c)	537,594
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 5.784%, 3/25/2043(c)	886,625
770,590	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 5.168%, 4/25/2033(c)	786,982
6,824,562	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.728%, 8/25/2042(b)(c)(e)	1,354,077
3,872,884	Federal National Mortgage Association, REMIC, Series 2013-57, Class QF, 1.244%, 6/25/2043(c)	3,765,462
2,783,707	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.422%, 7/25/2043(c)	2,658,058
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.119%, 7/25/2043(c)	1,975,663

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$285,547	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)	$289,246
2,389,516	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(c)	2,565,922
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	707,943
1,198,475	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(b)(e)	213,001
272,345	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(e)	68,408
250,937	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(b)(e)	52,322
1,343,357	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(b)(e)	290,874
2,811,473	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(b)(e)	603,691
1,138,134	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(b)(e)	222,733
747,663	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(b)(e)	163,913
1,506,923	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(b)(e)	336,005
667,070	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(b)(e)	124,550
838,557	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(b)(e)	155,264
937,909	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(b)(e)	228,901
979,637	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(b)(e)	171,766
479,648	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(e)	90,361
659,462	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(b)(e)	165,414
414,398	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(e)	104,031
116,190	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(b)(e)	22,017
1,022,557	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(e)	140,551
3,417,685	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(e)	588,410
1,135,587	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(b)(e)	236,651
1,017,081	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(e)	183,548
555,847	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(b)(e)	87,516
95,393	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(e)	18,167
5,227,330	Government National Mortgage Association, Series 2006-46, Class IO, 0.413%, 4/16/2046(c)(e)	85,426
10,374,566	Government National Mortgage Association, Series 2006-51, Class IO, 0.444%, 8/16/2046(b)(c)(e)	306,068
14,926,189	Government National Mortgage Association, Series 2009-114, Class IO, 0.161%, 10/16/2049(c)(e)	243,194

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$234,986	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039	$281,625
413,730	Government National Mortgage Association, Series 2010-49, Class IA, 1.511%, 10/16/2052(c)(e)	27,840
15,083,183	Government National Mortgage Association, Series 2010-124, Class X, 0.364%, 12/16/2052(b)(c)(e)	340,984
831,552	Government National Mortgage Association, Series 2010-H20, Class AF, 0.522%, 10/20/2060(c)	823,239
11,864,365	Government National Mortgage Association, Series 2011-38, Class IO, 0.109%, 4/16/2053(b)(c)(e)	302,647
4,381,121	Government National Mortgage Association, Series 2011-53, Class IO, 0.444%, 5/16/2051(b)(c)(e)	157,786
14,773,606	Government National Mortgage Association, Series 2011-119, Class IO, 0.966%, 8/16/2051(c)(e)	602,620
55,042,241	Government National Mortgage Association, Series 2011-121, Class IO, 0.913%, 6/16/2043(b)(c)(e)	1,733,968
31,171,566	Government National Mortgage Association, Series 2011-161, Class IO, 0.992%, 4/16/2045(c)(e)	1,301,500
1,494,000	Government National Mortgage Association, Series 2011-H01, Class AF, 0.642%, 11/20/2060(c)	1,478,354
738,087	Government National Mortgage Association, Series 2011-H21, Class FT, 1.010%, 10/20/2061(c)	739,044
23,643,446	Government National Mortgage Association, Series 2012-23, Class IO, 1.111%, 6/16/2053(b)(c)(e)	1,031,488
29,279,736	Government National Mortgage Association, Series 2012-55, Class IO, 0.975%, 4/16/2052(b)(c)(e)	1,204,448
20,438,762	Government National Mortgage Association, Series 2012-70, Class IO, 0.656%, 8/16/2052(b)(c)(e)	826,398
21,620,023	Government National Mortgage Association, Series 2012-79, Class IO, 0.889%, 3/16/2053(c)(e)	1,229,148
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.369%, 9/16/2050(c)(e)	1,416,656
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.269%, 9/16/2050(c)(e)	1,028,722
64,869,895	Government National Mortgage Association, Series 2012-142, Class IO, 1.085%, 4/16/2054(b)(c)(e)	3,552,431
9,297,347	Government National Mortgage Association, Series 2012-H08, Class FA, 0.792%, 1/20/2062(b)(c)	9,297,857
365,788	Government National Mortgage Association, Series 2012-H24, Class FE, 0.792%, 10/20/2062(c)	366,034
5,232,588	Government National Mortgage Association, Series 2012-H26, Class BA, 0.542%, 10/20/2062(b)(c)	5,187,095
3,189,661	Government National Mortgage Association, Series 2012-H30, Class GA, 0.542%, 12/20/2062(c)	3,165,409
6,612,923	Government National Mortgage Association, Series 2013-175, Class IO, 0.845%, 5/16/2055(c)(e)	321,594
25,853,914	Government National Mortgage Association, Series 2013-H16, Class AI, 1.616%, 7/20/2063(c)(e)	1,850,171
16,972,240	Government National Mortgage Association, Series 2013-H18, Class EI, 1.711%, 7/20/2063(c)(e)	1,378,994
3,176,783	Government National Mortgage Association, Series 2013-H18, Class JI, 1.385%, 8/20/2063(c)(e)	195,571
348,512	Government National Mortgage Association, Series 2013-H22, Class FT, 0.960%, 4/20/2063(c)	352,187
45,145,183	Government National Mortgage Association, Series 2014-24, Class IX, 0.817%, 1/16/2054(b)(c)(e)	2,405,687

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$42,640,331	Government National Mortgage Association, Series 2014-70, Class IO, 1.216%, 3/16/2049(b)(c)(e)	$2,663,345
47,338,434	Government National Mortgage Association, Series 2014-130, Class IB, 0.952%, 8/16/2054(b)(c)(e)	2,962,998
602,662	Government National Mortgage Association, Series 2014-160, Class ST, 6.500%, 10/20/2044(c)	635,600
17,065,717	Government National Mortgage Association, Series 2014-H03, Class FS, 0.842%, 2/20/2064(b)(c)	17,085,186
4,789,039	Government National Mortgage Association, Series 2014-H05, Class FB, 0.792%, 12/20/2063(c)	4,745,203
4,222,266	Government National Mortgage Association, Series 2014-H06, Class FA, 0.762%, 3/20/2064(b)(c)	4,217,294
7,660,407	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.607%, 6/20/2064(b)(c)	8,711,693
3,907,244	Government National Mortgage Association, Series 2014-H14, Class FA, 0.692%, 7/20/2064(c)	3,882,083
2,856,963	Government National Mortgage Association, Series 2014-H15, Class FA, 0.692%, 7/20/2064(c)	2,825,874
2,893,991	Government National Mortgage Association, Series 2015-39, Class SN, 3.713%, 3/20/2045(c)	3,025,468
370,173	Government National Mortgage Association, Series 2015-63, Class TB, 5.000%, 5/20/2045(c)	378,364
493,899	Government National Mortgage Association, Series 2015-159, Class TC, 6.500%, 9/20/2045(c)	501,327
3,013,614	Government National Mortgage Association, Series 2015-180, Class TB, 5.000%, 9/20/2045(c)	2,907,902
6,837,148	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(b)	6,802,398

		176,836,404

	Hybrid ARMs – 2.1%
2,470,935	FHLMC, 2.469%, 6/01/2035(b)(c)	2,605,720
118,034	FHLMC, 2.499%, 1/01/2035(b)(c)	124,718
329,336	FHLMC, 2.565%, 1/01/2036(b)(c)	349,836
2,271,322	FHLMC, 2.800%, 2/01/2037(b)(c)	2,439,034
694,011	FNMA, 1.922%, 2/01/2037(b)(c)	722,119
244,663	FNMA, 2.295%, 10/01/2035(b)(c)	252,078
1,081,751	FNMA, 2.332%, 9/01/2034(b)(c)	1,145,209
2,179,230	FNMA, 2.425%, 8/01/2038(b)(c)	2,311,343
4,918,519	FNMA, 2.444%, 9/01/2037(b)(c)	5,220,910
3,047,071	FNMA, 2.467%, 6/01/2034(c)	3,220,732
505,398	FNMA, 2.609%, 9/01/2036(b)(c)	538,795

		18,930,494

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – 49.1%
$1,264,198	FHLMC, 4.000%, 2/01/2044	$1,346,612
98,197	FHLMC, 5.000%, 9/01/2035(b)	107,233
6,325,758	FNMA, 3.000%, 3/01/2043(b)	6,318,858
28,611,166	FNMA, 3.500%, with various maturities from 2037 to 2042(b)(g)	29,563,256
10,450,826	FNMA, 4.000%, with various maturities from 2042 to 2052(b)(g)	11,090,213
1,520,527	FNMA, 4.500%, 2/01/2041	1,643,418
680,156	FNMA, 5.500%, 8/01/2034(b)	772,522
8,365	FNMA, 6.000%, 10/01/2034(b)	9,504
17,200,000	FNMA (TBA), 3.000%, 2/01/2046(h)	17,165,891
64,405,000	FNMA (TBA), 3.500%, 2/01/2046(h)	66,309,762
121,695,000	FNMA (TBA), 4.000%, 2/01/2046(h)	128,531,802
740,223	GNMA, 0.730%, 8/20/2063(c)	730,801
526,063	GNMA, 1.929%, 7/20/2060(c)	545,423
434,443	GNMA, 1.939%, 9/20/2060(c)	450,947
2,228,222	GNMA, 1.965%, 2/20/2061(c)	2,309,753
3,017,715	GNMA, 2.203%, 2/20/2063(c)	3,158,473
1,380,278	GNMA, 2.549%, 6/20/2065(c)	1,455,085
1,743,242	GNMA, 4.479%, 2/20/2062	1,840,929
1,865,276	GNMA, 4.506%, 1/20/2062	1,967,467
3,288,633	GNMA, 4.521%, 12/20/2061	3,462,184
964,243	GNMA, 4.524%, 7/20/2062	1,022,753
4,901,579	GNMA, 4.533%, 6/20/2064(b)	5,296,634
1,533,611	GNMA, 4.556%, 12/20/2061	1,614,465
4,068,151	GNMA, 4.567%, 12/20/2064(b)	4,403,918
6,175,499	GNMA, 4.568%, 7/20/2065(b)	6,719,828
468,742	GNMA, 4.570%, 10/20/2061	491,676
923,052	GNMA, 4.576%, 9/20/2063	987,934
4,534,868	GNMA, 4.577%, 6/20/2063(b)	4,873,091

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$482,592	GNMA, 4.578%, 11/20/2061	$505,625
974,625	GNMA, 4.600%, 10/20/2061	1,021,755
953,114	GNMA, 4.616%, 7/20/2062	1,013,870
968,365	GNMA, 4.626%, 6/20/2062	1,025,987
2,911,568	GNMA, 4.654%, with various maturities from 2061 to 2062(g)	3,057,249
9,775,119	GNMA, 4.659%, 2/20/2062(b)	10,328,354
12,128,320	GNMA, 4.670%, 12/20/2061(b)	12,760,403
5,375,100	GNMA, 4.671%, 10/20/2061(b)	5,649,363
680,162	GNMA, 4.684%, 1/20/2062	715,773
1,411,490	GNMA, 4.685%, 8/20/2061	1,475,229
6,746,106	GNMA, 4.700%, with various maturities in 2061(g)	7,062,221
589,188	GNMA, 4.709%, 12/20/2063	635,603
2,683,278	GNMA, 4.720%, 6/20/2061	2,805,206
3,689,397	GNMA, 4.767%, 7/20/2063(b)	3,887,439
930,604	GNMA, 4.798%, 5/20/2061	972,957
1,277,267	GNMA, 4.808%, 8/20/2062	1,347,707
4,356,805	GNMA, 4.810%, 5/20/2061(b)	4,553,650
828,706	GNMA, 4.951%, 1/20/2062	881,541
435,170	GNMA, 5.500%, with various maturities in 2059(g)	446,606
1,320,698	GNMA, 6.514%, 5/20/2061	1,385,758
36,000,000	GNMA (TBA), 3.500%, 2/01/2046(h)	37,440,001
4,632,405	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(b)	4,640,346
2,653,971	Government National Mortgage Association, Series 2013-H13, Class SI, 1.295%, 6/20/2063(c)(e)	167,466
25,467,954	Government National Mortgage Association, Series 2014-H24, Class HI, 0.920%, 11/20/2064(c)(e)	1,289,315
11,937,278	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.638%, 10/20/2064(b)(c)	13,858,757
18,608,660	Government National Mortgage Association, Series 2015-H04, Class FL, 0.662%, 2/20/2065(b)(c)	18,636,910
6,808,993	Government National Mortgage Association, Series 2015-H05, Class FA, 0.492%, 4/20/2061(b)(c)	6,762,687
2,821,913	Government National Mortgage Association, Series 2015-H12, Class FL, 0.422%, 5/20/2065(c)	2,786,817

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$686,173	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.046%, 3/20/2065(c)	$765,243

		452,070,270

	Non-Agency Commercial Mortgage-Backed Securities – 25.1%
842,450	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	842,631
1,249,203	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,240,916
1,273,279	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,318,795
911,029	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	936,638
13,100,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.731%, 12/15/2027, 144A(b)(c)	13,017,826
3,076,000	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.531%, 2/15/2031, 144A(c)	3,060,218
3,723,425	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,786,102
4,241,433	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047(c)	4,359,218
151,196	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(c)	152,441
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,337,303
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 1.131%, 3/15/2029, 144A(c)	2,977,656
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,241,855
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	2,744,579
2,797,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.081%, 5/13/2031, 144A(c)(i)	2,761,546
5,380,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.181%, 10/15/2031, 144A(c)(i)	5,370,714
2,364,595	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.817%, 6/15/2038(c)	2,369,083
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)(c)	5,367,812
5,163,490	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.699%, 6/15/2039(b)(c)	5,301,204
1,424,840	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.949%, 9/15/2039(c)	1,482,984
10,725,960	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)(c)	11,081,565
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.067%, 2/15/2041(c)	4,322,148
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.053%, 12/05/2031, 144A(c)	3,404,483
2,772,491	GP Portfolio Trust, Series 2014-GPP, Class A, 1.281%, 2/15/2027, 144A(c)	2,765,822
7,380,377	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(b)	7,544,809
11,022,104	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(b)	11,371,824

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.435%, 12/10/2027, 144A(b)(c)	$5,234,400
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)(c)	5,730,565
11,199,339	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.795%, 8/10/2045(b)(c)	11,507,109
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(c)	3,740,543
3,205,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	3,342,595
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.231%, 10/15/2029, 144A(b)(c)	6,421,113
5,996,553	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)(c)	6,003,983
2,884,985	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,954,227
2,482,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.774%, 6/15/2049(c)	2,531,128
1,086,550	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,108,937
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,673,967
3,847,363	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.311%, 7/15/2031, 144A(b)(c)	3,816,815
4,640,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 4.831%, 7/15/2036, 144A(c)	4,639,345
4,140,116	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048(b)	4,238,067
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)(c)	7,715,231
6,542,290	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049(b)	6,805,399
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	3,508,274
589,879	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.723%, 4/12/2049(b)(c)	588,788
6,544,301	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044(b)	6,810,052
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)(c)	9,363,962
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.303%, 6/15/2044, 144A(c)	1,041,062
373,904	PFP III Ltd., Series 2014-1, Class A, 1.515%, 6/14/2031, 144A(c)	371,916
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,448,682
680,000	SCG Trust, Series 2013-SRP1, Class A, 1.731%, 11/15/2026, 144A(c)	682,146
905,000	SCG Trust, Series 2013-SRP1, Class B, 2.831%, 11/15/2026, 144A(c)	905,132
2,100,000	Starwood Retail Property Trust, Inc., 1.551%, 11/15/2027, 144A(c)	2,090,084

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$6,500,000	Starwood Retail Property Trust, Inc., 1.981%, 11/15/2027, 144A(b)(c)	$6,441,455
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,475,158
6,860,938	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046(b)	7,106,015
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	4,048,454
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	4,787,290

		231,292,066

	Total Bonds and Notes (Identified Cost $1,159,854,670)	1,155,216,132

Short-Term Investments – 1.1%
10,468,264	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $10,468,299 on 1/04/2016 collateralized by $10,160,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $10,680,700 including accrued interest(j) (Identified Cost $10,468,264)	10,468,264

	Total Short-Term Investments (Identified Cost $10,468,264)	10,468,264

Description	Value (†)
Total Investments – 126.7% (Identified Cost $1,170,322,934)(a)	$1,165,684,396
Other assets less liabilities – (26.7)%	(245,496,084)

Net Assets – 100.0%	$920,188,312

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$8,132,260	0.9%	$1,807,103	0.2%

1 Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

2 Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $1,170,322,934 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,986,311
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,624,849)

Net unrealized depreciation	$(4,638,538)

At September 30, 2015, the Fund had a long-term capital loss carryforward of $11,377,584 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(d)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of these securities amounted to $1,807,103 or 0.2% of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(g)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(i)	Illiquid security. At December 31, 2015, the value of these securities amounted to $8,132,260 or 0.9% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $251,018,247 or 27.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/21/2016	385	$48,473,906	$(81,935)
30 Year U.S. Treasury Bond	3/21/2016	61	9,378,750	(21,083)
Ultra Long U.S. Treasury Bond	3/21/2016	85	13,488,438	58,881

Total				$(44,137)

At December 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	3/31/2016	145	$31,498,984	$45,343
5 Year U.S. Treasury Note	3/31/2016	459	54,309,024	135,403

Total				$180,746

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$120,704,409	$506,587	(a)	$121,210,996
ABS Credit Card	—	17,665,256	—		17,665,256
ABS Home Equity	—	34,571,011	1,807,103	(b)	36,378,114
ABS Other	—	41,508,862	9,234,889	(a)	50,743,751
ABS Student Loan	—	23,399,504	—		23,399,504
Agency Commercial Mortgage-Backed Securities	—	26,689,277	—		26,689,277
Collateralized Mortgage Obligations	—	170,503,766	6,332,638	(a)	176,836,404
Hybrid ARMs	—	18,930,494	—		18,930,494
Mortgage Related	—	450,613,489	1,456,781	(a)	452,070,270
Non-Agency Commercial Mortgage-Backed Securities	—	225,921,352	5,370,714	(a)	231,292,066

Total Bonds and Notes	—	1,130,507,420	24,708,712		1,155,216,132

Short-Term Investments	—	10,468,264	—		10,468,264

Total Investments	—	1,140,975,684	24,708,712		1,165,684,396

Futures Contracts (unrealized appreciation)	239,627	—	—		239,627

Total	$239,627	$1,140,975,684	$24,708,712		$1,165,924,023

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(103,018)	$—	$—	$(103,018)

(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
ABS Car Loan	$1,902,944	$—	$19	$146	$—	$(360,059)	$866,480	$(1,902,943)	$506,587	$146
ABS Home Equity	1,971,905	—	9,277	(20,044)	—	(154,035)	—	—	1,807,103	515
ABS Other	10,620,593	—	—	64,143	—	—	—	(1,449,847)	9,234,889	64,143
Collateralized Mortgage Obligations	3,673,400	—	(98,710)	(149,248)	2,907,196	—	—	—	6,332,638	(149,248)
Mortgage Related	1,477,722	—	(16,654)	(4,287)	—	—	—	—	1,456,781	(4,287)
Non-Agency Commercial Mortgage-Backed Securities	5,376,412	—	—	(5,698)	—	—	—	—	5,370,714	(5,698)

Total	$25,022,976	$—	$(106,068)	$(114,988)	$2,907,196	$(514,094)	$866,480	$(3,352,790)	$24,708,712	$(94,429)

Debt securities valued at $3,352,790 were transferred from Level 3 to Level 2 during the period ended December 31, 2015. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $866,480 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended December 31, 2015, the Fund used futures contracts to manage duration and to hedge against change in interest rates.

The following is a summary of derivative instruments for the Fund, as of December 31, 2015:

Assets	Unrealized appreciation on futures contracts
Exchange traded/cleared asset derivatives
Interest rate contracts	$239,627

Liabilities	Unrealized depreciation on futures contracts
Exchange traded/cleared liability derivatives
Interest rate contracts	$(103,018)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2015:

Maximum Amount

of Loss - Gross

$800,000

Industry Summary at December 31, 2015 (Unaudited)

Mortgage Related	49.1%
Non-Agency Commercial Mortgage-Backed Securities	25.1
Collateralized Mortgage Obligations	19.2
ABS Car Loan	13.2
ABS Other	5.5
ABS Home Equity	4.0
Agency Commercial Mortgage-Backed Securities	2.9
ABS Student Loan	2.6
Hybrid ARMs	2.1
ABS Credit Card	1.9
Short-Term Investments	1.1

Total Investments	126.7
Other assets less liabilities (including futures contracts)	(26.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 99.1% of Net Assets
	Aerospace & Defense – 1.5%
317,222	BWX Technologies, Inc.	$10,078,143
337,343	DigitalGlobe, Inc.(b)	5,282,791

		15,360,934

	Auto Components – 1.9%
401,308	Fox Factory Holding Corp.(b)	6,633,621
195,841	Horizon Global Corp.(b)	2,030,871
315,789	Metaldyne Performance Group, Inc.	5,791,570
115,462	Tenneco, Inc.(b)	5,300,861

		19,756,923

	Banks – 16.4%
442,810	BancorpSouth, Inc.	10,623,012
204,385	Bryn Mawr Bank Corp.	5,869,937
474,290	Cathay General Bancorp	14,859,506
560,734	CVB Financial Corp.	9,487,619
569,745	First Financial Bancorp	10,295,292
265,484	First Financial Bankshares, Inc.	8,009,652
216,203	Home BancShares, Inc.	8,760,546
182,679	IBERIABANK Corp.	10,060,132
176,840	LegacyTexas Financial Group, Inc.	4,424,537
260,649	PacWest Bancorp	11,233,972
186,760	Pinnacle Financial Partners, Inc.	9,591,994
299,752	Popular, Inc.	8,494,972
211,501	Prosperity Bancshares, Inc.	10,122,438
104,933	Signature Bank(b)	16,093,574
633,098	Talmer Bancorp, Inc., Class A	11,465,405
129,831	Texas Capital Bancshares, Inc.(b)	6,416,248
139,009	Triumph Bancorp, Inc.(b)	2,293,648
238,400	Wintrust Financial Corp.	11,567,168

		169,669,652

	Beverages – 0.9%
813,319	Cott Corp.	8,938,376

	Building Products – 1.5%
121,945	Armstrong World Industries, Inc.(b)	5,576,545
117,224	Masonite International Corp.(b)	7,177,625
65,348	Patrick Industries, Inc.(b)	2,842,638

		15,596,808

	Capital Markets – 1.2%
177,681	Safeguard Scientifics, Inc.(b)	2,578,151
228,175	Stifel Financial Corp.(b)	9,665,493

		12,243,644

	Chemicals – 1.1%
108,174	Cabot Corp.	4,422,153
143,561	Minerals Technologies, Inc.	6,583,708

		11,005,861

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 3.7%
315,742	KAR Auction Services, Inc.	$11,691,926
282,653	Knoll, Inc.	5,313,877
208,319	Viad Corp.	5,880,845
130,366	Waste Connections, Inc.	7,342,213
388,044	West Corp.	8,370,109

		38,598,970

	Communications Equipment – 1.4%
255,856	ARRIS Group, Inc.(b)	7,821,518
400,785	Calix, Inc.(b)	3,154,178
310,315	Digi International, Inc.(b)	3,531,385

		14,507,081

	Construction & Engineering – 0.9%
95,762	Argan, Inc.	3,102,689
275,303	MYR Group, Inc.(b)	5,673,995

		8,776,684

	Construction Materials – 0.6%
334,536	Summit Materials, Inc., Class A(b)	6,704,099

	Consumer Finance – 0.3%
12,965	Credit Acceptance Corp.(b)	2,774,769

	Distributors – 0.8%
106,431	Core-Mark Holding Co., Inc.	8,720,956

	Diversified Consumer Services – 0.3%
161,920	Houghton Mifflin Harcourt Co.(b)	3,526,618

	Diversified Financial Services – 1.2%
633,112	FNFV Group(b)	7,109,848
46,071	MarketAxess Holdings, Inc.	5,141,063

		12,250,911

	Electric Utilities – 1.1%
228,095	ALLETE, Inc.	11,594,069

	Electrical Equipment – 1.7%
62,827	AZZ, Inc.	3,491,296
431,497	Babcock & Wilcox Enterprises, Inc.(b)	9,005,342
88,879	EnerSys	4,971,003

		17,467,641

	Electronic Equipment, Instruments & Components – 4.5%
149,198	Belden, Inc.	7,113,760
138,369	Littelfuse, Inc.	14,806,867
200,908	Methode Electronics, Inc.	6,394,902
166,356	Rogers Corp.(b)	8,578,979
328,817	Vishay Intertechnology, Inc.	3,962,245
78,665	Zebra Technologies Corp., Class A(b)	5,479,017

		46,335,770

	Energy Equipment & Services – 1.6%
158,279	Bristow Group, Inc.	4,099,426

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
655,627	Helix Energy Solutions Group, Inc.(b)	$3,448,598
211,268	Natural Gas Services Group, Inc.(b)	4,711,276
408,675	Parker Drilling Co.(b)	743,789
262,321	RPC, Inc.	3,134,736

		16,137,825

	Food & Staples Retailing – 0.7%
325,761	SpartanNash Co.	7,049,468

	Food Products – 2.0%
328,780	Boulder Brands, Inc.(b)	3,610,005
28,478	J & J Snack Foods Corp.	3,322,528
227,763	Post Holdings, Inc.(b)	14,052,977

		20,985,510

	Health Care Equipment & Supplies – 2.5%
133,448	Cynosure, Inc., Class A(b)	5,961,122
221,646	Halyard Health, Inc.(b)	7,405,193
170,898	SurModics, Inc.(b)	3,464,102
69,153	Teleflex, Inc.	9,090,162

		25,920,579

	Health Care Providers & Services – 1.0%
127,471	PharMerica Corp.(b)	4,461,485
79,781	WellCare Health Plans, Inc.(b)	6,239,672

		10,701,157

	Hotels, Restaurants & Leisure – 5.5%
309,088	Carrols Restaurant Group, Inc.(b)	3,628,693
88,717	Churchill Downs, Inc.	12,552,568
26,119	Cracker Barrel Old Country Store, Inc.	3,312,673
171,951	Del Frisco’s Restaurant Group, Inc.(b)	2,754,655
329,509	Diamond Resorts International, Inc.(b)	8,405,775
150,372	J. Alexander’s Holdings, Inc.(b)	1,642,062
279,016	Krispy Kreme Doughnuts, Inc.(b)	4,204,771
137,191	Marriott Vacations Worldwide Corp.	7,813,027
231,721	Six Flags Entertainment Corp.	12,730,752

		57,044,976

	Household Durables – 1.8%
52,154	Helen of Troy Ltd.(b)	4,915,514
140,848	Jarden Corp.(b)	8,045,238
252,996	Libbey, Inc.	5,393,875

		18,354,627

	Industrial Conglomerates – 0.5%
335,352	Raven Industries, Inc.	5,231,491

	Insurance – 3.2%
55,367	Atlas Financial Holdings, Inc.(b)	1,101,803
489,245	Employers Holdings, Inc.	13,356,388
181,171	ProAssurance Corp.	8,792,229
111,529	Reinsurance Group of America, Inc., Class A	9,541,306

		32,791,726

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Catalog Retail – 1.2%
123,622	HSN, Inc.	$6,263,927
130,426	Liberty Ventures, Series A(b)	5,883,517

		12,147,444

	IT Services – 6.8%
321,390	Booz Allen Hamilton Holding Corp.	9,914,881
347,639	Convergys Corp.	8,652,735
215,138	CSG Systems International, Inc.	7,740,665
103,219	DST Systems, Inc.	11,773,159
166,019	Euronet Worldwide, Inc.(b)	12,024,756
340,631	Perficient, Inc.(b)	5,831,603
153,848	VeriFone Systems, Inc.(b)	4,310,821
113,774	WEX, Inc.(b)	10,057,622

		70,306,242

	Life Sciences Tools & Services – 0.9%
324,561	VWR Corp.(b)	9,188,322

	Machinery – 4.1%
76,178	Alamo Group, Inc.	3,968,874
194,753	Albany International Corp., Class A	7,118,222
133,218	Altra Industrial Motion Corp.	3,341,107
279,502	John Bean Technologies Corp.	13,927,585
156,818	RBC Bearings, Inc.(b)	10,128,875
233,633	TriMas Corp.(b)	4,357,255

		42,841,918

	Marine – 0.2%
45,948	Kirby Corp.(b)	2,417,784

	Media – 4.1%
262,021	Carmike Cinemas, Inc.(b)	6,010,762
439,086	E.W. Scripps Co. (The), Class A	8,342,634
140,806	John Wiley & Sons, Inc., Class A	6,340,494
549,516	National CineMedia, Inc.	8,632,896
559,058	New Media Investment Group, Inc.	10,879,269
163,695	Time, Inc.	2,565,101

		42,771,156

	Metals & Mining – 1.2%
409,683	Ferroglobe PLC	4,404,092
172,244	Haynes International, Inc.	6,319,633
494,790	SunCoke Energy, Inc.	1,716,921

		12,440,646

	Multi-Utilities – 1.1%
204,934	NorthWestern Corp.	11,117,669

	Multiline Retail – 0.5%
288,924	Fred’s, Inc., Class A	4,729,686

	Oil, Gas & Consumable Fuels – 0.8%
295,474	QEP Resources, Inc.	3,959,352

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
526,235	Synergy Resources Corp.(b)	$4,483,522

		8,442,874

	Pharmaceuticals – 0.7%
304,594	Catalent, Inc.(b)	7,623,988

	Professional Services – 1.2%
226,711	FTI Consulting, Inc.(b)	7,857,803
456,452	RPX Corp.(b)	5,020,972

		12,878,775

	REITs - Apartments – 2.0%
209,828	American Campus Communities, Inc.	8,674,289
130,670	Mid-America Apartment Communities, Inc.	11,866,143

		20,540,432

	REITs - Health Care – 0.7%
127,521	Omega Healthcare Investors, Inc.	4,460,685
112,953	Sabra Healthcare REIT, Inc.	2,285,039

		6,745,724

	REITs - Hotels – 0.6%
298,295	Hersha Hospitality Trust	6,490,899

	REITs - Shopping Centers – 1.3%
724,312	Retail Opportunity Investments Corp.	12,965,185

	REITs - Single Tenant – 0.7%
167,884	National Retail Properties, Inc.	6,723,754

	REITs - Storage – 2.3%
451,518	CubeSmart	13,825,481
93,267	Sovran Self Storage, Inc.	10,008,482

		23,833,963

	Road & Rail – 1.6%
110,195	Avis Budget Group, Inc.(b)	3,998,976
99,284	Genesee & Wyoming, Inc., Class A(b)	5,330,558
114,466	Old Dominion Freight Line, Inc.(b)	6,761,507

		16,091,041

	Semiconductors & Semiconductor Equipment – 2.2%
217,129	Advanced Energy Industries, Inc.(b)	6,129,551
246,237	Diodes, Inc.(b)	5,658,526
173,703	Semtech Corp.(b)	3,286,461
386,510	Teradyne, Inc.	7,989,162

		23,063,700

	Software – 1.4%
200,858	Synchronoss Technologies, Inc.(b)	7,076,227
173,981	Verint Systems, Inc.(b)	7,056,670

		14,132,897

	Specialty Retail – 2.2%
256,610	Barnes & Noble Education, Inc.(b)	2,553,269

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
270,990	Barnes & Noble, Inc.	$2,360,323
152,955	Genesco, Inc.(b)	8,692,433
178,606	MarineMax, Inc.(b)	3,289,923
202,581	Sally Beauty Holdings, Inc.(b)	5,649,984

		22,545,932

	Thrifts & Mortgage Finance – 0.4%
138,484	Federal Agricultural Mortgage Corp., Class C	4,371,940

	Trading Companies & Distributors – 0.5%
276,178	H&E Equipment Services, Inc.	4,827,591

	Transportation Infrastructure – 0.6%
87,631	Macquarie Infrastructure Corp.	6,362,011

	Total Common Stocks (Identified Cost $775,242,589)	1,023,648,698

Closed-End Investment Companies – 0.6%
486,012	Hercules Technology Growth Capital, Inc. (Identified Cost $6,305,501)	5,924,486

Principal Amount
Short-Term Investments – 1.2%
$12,119,355	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $12,119,395 on 1/04/2016 collateralized by $12,475,000 U.S.Treasury Note, 1.75% due 2/28/2022 valued at $12,365,844 including accrued interest(c) (Identified Cost $12,119,355)	12,119,355

Description	Value (†)
Total Investments – 100.9% (Identified Cost $793,667,445)(a)	$1,041,692,539
Other assets less liabilities – (0.9)%	(9,197,655)

Net Assets – 100.0%	$1,032,494,884

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2015, the net unrealized appreciation on investments based on a cost of $793,667,445 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$300,671,966
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(52,646,872)

Net unrealized appreciation	$248,025,094

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks *	$1,023,648,698	$—	$—	$1,023,648,698
Closed-End Investment Companies	5,924,486	—	—	5,924,486
Short-Term Investments	—	12,119,355	—	12,119,355

Total	$1,028,471,381	$13,221,158	$—	$1,041,692,539

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2015 (Unaudited)

Banks	16.4%
IT Services	6.8
Hotels, Restaurants & Leisure	5.5
Electronic Equipment, Instruments & Components	4.5
Machinery	4.1
Media	4.1
Commercial Services & Supplies	3.7
Insurance	3.2
Health Care Equipment & Supplies	2.5
REITs - Storage	2.3
Semiconductors & Semiconductor Equipment	2.2
Specialty Retail	2.2
Food Products	2.0
REITs - Apartments	2.0
Other Investments, less than 2% each	38.2
Short-Term Investments	1.2

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston

Name: Kevin Charleston
Title: President and Chief Executive Officer
Date: February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston

Name: Kevin Charleston
Title: President and Chief Executive Officer
Date: February 23, 2016

By:	/s/ Michael C. Kardok

Name: Michael C. Kardok
Title: Treasurer
Date: February 23, 2016